UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537

Franklin Custodian Funds
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).
b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin DynaTech Fund
Class A [FKDNX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin DynaTech Fund returned 42.49%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 42.19% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and underweightings in the consumer discretionary and industrials sectors, along with a substantial overweighting in rallying information technology (IT) companies; when combined, these three sectors comprised almost three quarters of the overall portfolio.

↑
Overweight positions in key contributors such as NVIDIA, Monolithic Power Systems and KLA, IT companies within the semiconductors and semiconductor equipment industry, helped this core allocation more than double in value during the period under review.

↑
Strategic underweightings in select mega-capitalization tech companies proved beneficial as the overall gains in Apple, Alphabet (Google) and Microsoft lagged the Russell 1000 Growth Index. Relative returns were further buoyed by having no sector exposure to consumer staples or real estate.

Top detractors from performance:
↓
Stock selection and underweighting in communication services, including a lighter-than-index position in Meta Platforms (Facebook) as its share price nearly doubled, and lagging gains for Netflix (purchased during the period) in the entertainment industry.

↓
IT sector results were curbed by unfavorable stock selection and a significant overweighting in software stocks (centered on sub-par gains for Synopsys, Cadence Design Systems, HubSpot and Intuit) as they trailed the benchmark; underweighting in Broadcom in the semiconductor space as its equity value skyrocketed; and overweighting in IT services companies such as MongoDB (sold by period-end) as the group barely advanced.

↓
Individual securities that weighed on performance in other sectors, including a steep selloff in off-benchmark oilfield services provider Schlumberger (sold by period-end) in energy, and poor outcome for Tesla in the consumer discretionary sector during what turned out to be a volatile year for sales of electric vehicles, solar products and battery-based energy storage solutions.

Franklin DynaTech Fund	PAGE 1	108-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	42.49	15.40	15.49
Class A (with sales charge)	34.64	14.10	14.83
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.73	16.52
S&P 500 Index	36.35	15.97	13.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$25,397,621,872
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$97,407,595
Portfolio Turnover Rate	11.94%
*	Does not include derivatives, except purchased options, if any.
Franklin DynaTech Fund	PAGE 2	108-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin DynaTech Fund	PAGE 3	108-ATSR-1124

Franklin DynaTech Fund
Class C [FDYNX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$186	1.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin DynaTech Fund returned 41.41%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 42.19% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and underweightings in the consumer discretionary and industrials sectors, along with a substantial overweighting in rallying information technology (IT) companies; when combined, these three sectors comprised almost three quarters of the overall portfolio.

↑
Overweight positions in key contributors such as NVIDIA, Monolithic Power Systems and KLA, IT companies within the semiconductors and semiconductor equipment industry, helped this core allocation more than double in value during the period under review.

↑
Strategic underweightings in select mega-capitalization tech companies proved beneficial as the overall gains in Apple, Alphabet (Google) and Microsoft lagged the Russell 1000 Growth Index. Relative returns were further buoyed by having no sector exposure to consumer staples or real estate.

Top detractors from performance:
↓
Stock selection and underweighting in communication services, including a lighter-than-index position in Meta Platforms (Facebook) as its share price nearly doubled, and lagging gains for Netflix (purchased during the period) in the entertainment industry.

↓
IT sector results were curbed by unfavorable stock selection and a significant overweighting in software stocks (centered on sub-par gains for Synopsys, Cadence Design Systems, HubSpot and Intuit) as they trailed the benchmark; underweighting in Broadcom in the semiconductor space as its equity value skyrocketed; and overweighting in IT services companies such as MongoDB (sold by period-end) as the group barely advanced.

↓
Individual securities that weighed on performance in other sectors, including a steep selloff in off-benchmark oilfield services provider Schlumberger (sold by period-end) in energy, and poor outcome for Tesla in the consumer discretionary sector during what turned out to be a volatile year for sales of electric vehicles, solar products and battery-based energy storage solutions.

Franklin DynaTech Fund	PAGE 1	208-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	41.41	14.54	14.62
Class C (with sales charge)	40.41	14.54	14.62
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.73	16.52
S&P 500 Index	36.35	15.97	13.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$25,397,621,872
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$97,407,595
Portfolio Turnover Rate	11.94%
*	Does not include derivatives, except purchased options, if any.
Franklin DynaTech Fund	PAGE 2	208-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin DynaTech Fund	PAGE 3	208-ATSR-1124

Franklin DynaTech Fund
Class R [FDNRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$126	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin DynaTech Fund returned 42.12%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 42.19% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and underweightings in the consumer discretionary and industrials sectors, along with a substantial overweighting in rallying information technology (IT) companies; when combined, these three sectors comprised almost three quarters of the overall portfolio.

↑
Overweight positions in key contributors such as NVIDIA, Monolithic Power Systems and KLA, IT companies within the semiconductors and semiconductor equipment industry, helped this core allocation more than double in value during the period under review.

↑
Strategic underweightings in select mega-capitalization tech companies proved beneficial as the overall gains in Apple, Alphabet (Google) and Microsoft lagged the Russell 1000 Growth Index. Relative returns were further buoyed by having no sector exposure to consumer staples or real estate.

Top detractors from performance:
↓
Stock selection and underweighting in communication services, including a lighter-than-index position in Meta Platforms (Facebook) as its share price nearly doubled, and lagging gains for Netflix (purchased during the period) in the entertainment industry.

↓
IT sector results were curbed by unfavorable stock selection and a significant overweighting in software stocks (centered on sub-par gains for Synopsys, Cadence Design Systems, HubSpot and Intuit) as they trailed the benchmark; underweighting in Broadcom in the semiconductor space as its equity value skyrocketed; and overweighting in IT services companies such as MongoDB (sold by period-end) as the group barely advanced.

↓
Individual securities that weighed on performance in other sectors, including a steep selloff in off-benchmark oilfield services provider Schlumberger (sold by period-end) in energy, and poor outcome for Tesla in the consumer discretionary sector during what turned out to be a volatile year for sales of electric vehicles, solar products and battery-based energy storage solutions.

Franklin DynaTech Fund	PAGE 1	818-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	42.12	15.11	15.19
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.73	16.52
S&P 500 Index	36.35	15.97	13.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$25,397,621,872
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$97,407,595
Portfolio Turnover Rate	11.94%
*	Does not include derivatives, except purchased options, if any.
Franklin DynaTech Fund	PAGE 2	818-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin DynaTech Fund	PAGE 3	818-ATSR-1124

Franklin DynaTech Fund
Class R6 [FDTRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$55	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin DynaTech Fund returned 42.97%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 42.19% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and underweightings in the consumer discretionary and industrials sectors, along with a substantial overweighting in rallying information technology (IT) companies; when combined, these three sectors comprised almost three quarters of the overall portfolio.

↑
Overweight positions in key contributors such as NVIDIA, Monolithic Power Systems and KLA, IT companies within the semiconductors and semiconductor equipment industry, helped this core allocation more than double in value during the period under review.

↑
Strategic underweightings in select mega-capitalization tech companies proved beneficial as the overall gains in Apple, Alphabet (Google) and Microsoft lagged the Russell 1000 Growth Index. Relative returns were further buoyed by having no sector exposure to consumer staples or real estate.

Top detractors from performance:
↓
Stock selection and underweighting in communication services, including a lighter-than-index position in Meta Platforms (Facebook) as its share price nearly doubled, and lagging gains for Netflix (purchased during the period) in the entertainment industry.

↓
IT sector results were curbed by unfavorable stock selection and a significant overweighting in software stocks (centered on sub-par gains for Synopsys, Cadence Design Systems, HubSpot and Intuit) as they trailed the benchmark; underweighting in Broadcom in the semiconductor space as its equity value skyrocketed; and overweighting in IT services companies such as MongoDB (sold by period-end) as the group barely advanced.

↓
Individual securities that weighed on performance in other sectors, including a steep selloff in off-benchmark oilfield services provider Schlumberger (sold by period-end) in energy, and poor outcome for Tesla in the consumer discretionary sector during what turned out to be a volatile year for sales of electric vehicles, solar products and battery-based energy storage solutions.

Franklin DynaTech Fund	PAGE 1	328-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	42.97	15.80	15.92
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.73	16.52
S&P 500 Index	36.35	15.97	13.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$25,397,621,872
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$97,407,595
Portfolio Turnover Rate	11.94%
*	Does not include derivatives, except purchased options, if any.
Franklin DynaTech Fund	PAGE 2	328-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin DynaTech Fund	PAGE 3	328-ATSR-1124

Franklin DynaTech Fund
Advisor Class [FDYZX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin DynaTech Fund returned 42.83%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 42.19% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and underweightings in the consumer discretionary and industrials sectors, along with a substantial overweighting in rallying information technology (IT) companies; when combined, these three sectors comprised almost three quarters of the overall portfolio.

↑
Overweight positions in key contributors such as NVIDIA, Monolithic Power Systems and KLA, IT companies within the semiconductors and semiconductor equipment industry, helped this core allocation more than double in value during the period under review.

↑
Strategic underweightings in select mega-capitalization tech companies proved beneficial as the overall gains in Apple, Alphabet (Google) and Microsoft lagged the Russell 1000 Growth Index. Relative returns were further buoyed by having no sector exposure to consumer staples or real estate.

Top detractors from performance:
↓
Stock selection and underweighting in communication services, including a lighter-than-index position in Meta Platforms (Facebook) as its share price nearly doubled, and lagging gains for Netflix (purchased during the period) in the entertainment industry.

↓
IT sector results were curbed by unfavorable stock selection and a significant overweighting in software stocks (centered on sub-par gains for Synopsys, Cadence Design Systems, HubSpot and Intuit) as they trailed the benchmark; underweighting in Broadcom in the semiconductor space as its equity value skyrocketed; and overweighting in IT services companies such as MongoDB (sold by period-end) as the group barely advanced.

↓
Individual securities that weighed on performance in other sectors, including a steep selloff in off-benchmark oilfield services provider Schlumberger (sold by period-end) in energy, and poor outcome for Tesla in the consumer discretionary sector during what turned out to be a volatile year for sales of electric vehicles, solar products and battery-based energy storage solutions.

Franklin DynaTech Fund	PAGE 1	628-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	42.83	15.69	15.77
Russell 3000 Index	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.73	16.52
S&P 500 Index	36.35	15.97	13.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$25,397,621,872
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$97,407,595
Portfolio Turnover Rate	11.94%
*	Does not include derivatives, except purchased options, if any.
Franklin DynaTech Fund	PAGE 2	628-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin DynaTech Fund	PAGE 3	628-ATSR-1124

Franklin Growth Fund
Class A [FKGRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$93	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin Growth Fund returned 34.70%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 36.35% and 42.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Lack of exposure to energy and stock selection in health care were top relative contributors.
↑
Monolithic Power Systems, a provider of power circuits, and chip maker NVIDIA, benefited relative returns in the information technology (IT) sector. These companies have been growing revenue by leveraging artificial intelligence (AI) to enhance their products and services across various industries.

↑	Trane Technologies was a top relative contributor in the industrials sector. Strong sales, orders and backlog have been tailwinds for the climate control products company.

Top detractors from performance:
↓	Sectors with the largest negative impact on relative returns were communication services, financials and consumer staples.
↓
Bill Holdings (not held at period-end) weighed on the IT sector. The financial software provider faced a challenging macroeconomic environment and lower spending by businesses, which pressured revenues.

↓
Monster Beverage, an energy drink maker in the consumer staples sector, faced headwinds from high inflation and interest rates. In the health care sector, laboratory equipment provider Sartorius saw its revenues suffer from lower demand in China and reduced spending on more expensive equipment.

Franklin Growth Fund	PAGE 1	106-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	34.70	14.34	13.14
Class A (with sales charge)	27.29	13.06	12.50
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38
Russell 1000 Growth Index	42.19	19.73	16.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$19,370,387,946
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$77,988,684
Portfolio Turnover Rate	7.35%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Fund	PAGE 2	106-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Fund	PAGE 3	106-ATSR-1124

Franklin Growth Fund
Class C [FRGSX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$180	1.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin Growth Fund returned 33.69%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 36.35% and 42.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Lack of exposure to energy and stock selection in health care were top relative contributors.
↑
Monolithic Power Systems, a provider of power circuits, and chip maker NVIDIA, benefited relative returns in the information technology (IT) sector. These companies have been growing revenue by leveraging artificial intelligence (AI) to enhance their products and services across various industries.

↑	Trane Technologies was a top relative contributor in the industrials sector. Strong sales, orders and backlog have been tailwinds for the climate control products company.

Top detractors from performance:
↓	Sectors with the largest negative impact on relative returns were communication services, financials and consumer staples.
↓
Bill Holdings (not held at period-end) weighed on the IT sector. The financial software provider faced a challenging macroeconomic environment and lower spending by businesses, which pressured revenues.

↓
Monster Beverage, an energy drink maker in the consumer staples sector, faced headwinds from high inflation and interest rates. In the health care sector, laboratory equipment provider Sartorius saw its revenues suffer from lower demand in China and reduced spending on more expensive equipment.

Franklin Growth Fund	PAGE 1	206-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	33.69	13.49	12.30
Class C (with sales charge)	32.69	13.49	12.30
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38
Russell 1000 Growth Index	42.19	19.73	16.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$19,370,387,946
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$77,988,684
Portfolio Turnover Rate	7.35%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Fund	PAGE 2	206-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Fund	PAGE 3	206-ATSR-1124

Franklin Growth Fund
Class R [FGSRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$122	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin Growth Fund returned 34.36%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 36.35% and 42.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Lack of exposure to energy and stock selection in health care were top relative contributors.
↑
Monolithic Power Systems, a provider of power circuits, and chip maker NVIDIA, benefited relative returns in the information technology (IT) sector. These companies have been growing revenue by leveraging artificial intelligence (AI) to enhance their products and services across various industries.

↑	Trane Technologies was a top relative contributor in the industrials sector. Strong sales, orders and backlog have been tailwinds for the climate control products company.

Top detractors from performance:
↓	Sectors with the largest negative impact on relative returns were communication services, financials and consumer staples.
↓
Bill Holdings (not held at period-end) weighed on the IT sector. The financial software provider faced a challenging macroeconomic environment and lower spending by businesses, which pressured revenues.

↓
Monster Beverage, an energy drink maker in the consumer staples sector, faced headwinds from high inflation and interest rates. In the health care sector, laboratory equipment provider Sartorius saw its revenues suffer from lower demand in China and reduced spending on more expensive equipment.

Franklin Growth Fund	PAGE 1	806-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	34.36	14.06	12.86
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38
Russell 1000 Growth Index	42.19	19.73	16.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$19,370,387,946
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$77,988,684
Portfolio Turnover Rate	7.35%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Fund	PAGE 2	806-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Fund	PAGE 3	806-ATSR-1124

Franklin Growth Fund
Class R6 [FIFRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$54	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin Growth Fund returned 35.14%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 36.35% and 42.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Lack of exposure to energy and stock selection in health care were top relative contributors.
↑
Monolithic Power Systems, a provider of power circuits, and chip maker NVIDIA, benefited relative returns in the information technology (IT) sector. These companies have been growing revenue by leveraging artificial intelligence (AI) to enhance their products and services across various industries.

↑	Trane Technologies was a top relative contributor in the industrials sector. Strong sales, orders and backlog have been tailwinds for the climate control products company.

Top detractors from performance:
↓	Sectors with the largest negative impact on relative returns were communication services, financials and consumer staples.
↓
Bill Holdings (not held at period-end) weighed on the IT sector. The financial software provider faced a challenging macroeconomic environment and lower spending by businesses, which pressured revenues.

↓
Monster Beverage, an energy drink maker in the consumer staples sector, faced headwinds from high inflation and interest rates. In the health care sector, laboratory equipment provider Sartorius saw its revenues suffer from lower demand in China and reduced spending on more expensive equipment.

Franklin Growth Fund	PAGE 1	366-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	35.14	14.72	13.55
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38
Russell 1000 Growth Index	42.19	19.73	16.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$19,370,387,946
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$77,988,684
Portfolio Turnover Rate	7.35%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Fund	PAGE 2	366-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Fund	PAGE 3	366-ATSR-1124

Franklin Growth Fund
Advisor Class [FCGAX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$63	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin Growth Fund returned 35.04%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 36.35% and 42.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Lack of exposure to energy and stock selection in health care were top relative contributors.
↑
Monolithic Power Systems, a provider of power circuits, and chip maker NVIDIA, benefited relative returns in the information technology (IT) sector. These companies have been growing revenue by leveraging artificial intelligence (AI) to enhance their products and services across various industries.

↑	Trane Technologies was a top relative contributor in the industrials sector. Strong sales, orders and backlog have been tailwinds for the climate control products company.

Top detractors from performance:
↓	Sectors with the largest negative impact on relative returns were communication services, financials and consumer staples.
↓
Bill Holdings (not held at period-end) weighed on the IT sector. The financial software provider faced a challenging macroeconomic environment and lower spending by businesses, which pressured revenues.

↓
Monster Beverage, an energy drink maker in the consumer staples sector, faced headwinds from high inflation and interest rates. In the health care sector, laboratory equipment provider Sartorius saw its revenues suffer from lower demand in China and reduced spending on more expensive equipment.

Franklin Growth Fund	PAGE 1	606-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	35.04	14.63	13.42
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Index	36.35	15.97	13.38
Russell 1000 Growth Index	42.19	19.73	16.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$19,370,387,946
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$77,988,684
Portfolio Turnover Rate	7.35%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Fund	PAGE 2	606-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Fund	PAGE 3	606-ATSR-1124

Franklin Income Fund
Class A [FKIQX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$76	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin Income Fund returned 18.33%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index), which returned 36.35% and 19.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (USTs), along with the health care and financials sectors, led absolute fixed income returns during the period. Community Health Systems and Bausch Health were the top contributors within health care.

↑
Among equities, returns were driven by the financials, utilities, and information technology (IT) sectors. On an individual issuer basis, NextEra Energy, Bank of America, and Lockheed Martin added value.

↑
Underweight fixed income allocation to securitized products assisted returns, as did selection within the health care sector. Equity returns benefited from an overweight allocation to utilities and an underweight allocation to energy.

Top detractors from performance:
↓	Among fixed income allocation, Multiplan, a cost management, payment, and revenue integrity solution provider, weakened returns within the health care sector.
↓	Equity returns were hindered by performance within the energy sector. By issuer, Intel, Bristol-Myers Squibb, and Chevron were the leading detractors during the period.
↓
Relative fixed income returns were weakened by an overweight allocation to USTs, as well as selection and overweight positioning within the consumer discretionary sector. Moreover, selection and underweight allocations to the IT and industrials sectors detracted from equity returns.

Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed modestly to performance.
Franklin Income Fund	PAGE 1	1109-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	18.33	7.17	5.47
Class A (with sales charge)	13.89	6.36	5.06
Russell 3000 Index	35.19	15.26	12.83
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
S&P 500 Index	36.35	15.97	13.38
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index	19.84	5.95	6.74
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Franklin Income Fund	PAGE 2	1109-ATSR-1124

KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$75,739,183,163
Total Number of Portfolio Holdings*	615
Total Management Fee Paid	$265,024,782
Portfolio Turnover Rate	49.72%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Income Fund	PAGE 3	1109-ATSR-1124

Franklin Income Fund
Class A1 [FKINX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$65	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A1 shares of Franklin Income Fund returned 17.91%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index), which returned 36.35% and 19.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (USTs), along with the health care and financials sectors, led absolute fixed income returns during the period. Community Health Systems and Bausch Health were the top contributors within health care.

↑
Among equities, returns were driven by the financials, utilities, and information technology (IT) sectors. On an individual issuer basis, NextEra Energy, Bank of America, and Lockheed Martin added value.

↑
Underweight fixed income allocation to securitized products assisted returns, as did selection within the health care sector. Equity returns benefited from an overweight allocation to utilities and an underweight allocation to energy.

Top detractors from performance:
↓	Among fixed income allocation, Multiplan, a cost management, payment, and revenue integrity solution provider, weakened returns within the health care sector.
↓	Equity returns were hindered by performance within the energy sector. By issuer, Intel, Bristol-Myers Squibb, and Chevron were the leading detractors during the period.
↓
Relative fixed income returns were weakened by an overweight allocation to USTs, as well as selection and overweight positioning within the consumer discretionary sector. Moreover, selection and underweight allocations to the IT and industrials sectors detracted from equity returns.

Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed modestly to performance.
Franklin Income Fund	PAGE 1	109-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A1	17.91	7.29	5.54
Class A1 (with sales charge)	13.27	6.47	5.12
Russell 3000 Index	35.19	15.26	12.83
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
S&P 500 Index	36.35	15.97	13.38
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index	19.84	5.95	6.74
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$75,739,183,163
Total Number of Portfolio Holdings*	615
Total Management Fee Paid	$265,024,782
Portfolio Turnover Rate	49.72%
*	Does not include derivatives, except purchased options, if any.
Franklin Income Fund	PAGE 2	109-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Income Fund	PAGE 3	109-ATSR-1124

Franklin Income Fund
Class C [FCISX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$120	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin Income Fund returned 17.43%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index), which returned 36.35% and 19.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (USTs), along with the health care and financials sectors, led absolute fixed income returns during the period. Community Health Systems and Bausch Health were the top contributors within health care.

↑
Among equities, returns were driven by the financials, utilities, and information technology (IT) sectors. On an individual issuer basis, NextEra Energy, Bank of America, and Lockheed Martin added value.

↑
Underweight fixed income allocation to securitized products assisted returns, as did selection within the health care sector. Equity returns benefited from an overweight allocation to utilities and an underweight allocation to energy.

Top detractors from performance:
↓	Among fixed income allocation, Multiplan, a cost management, payment, and revenue integrity solution provider, weakened returns within the health care sector.
↓	Equity returns were hindered by performance within the energy sector. By issuer, Intel, Bristol-Myers Squibb, and Chevron were the leading detractors during the period.
↓
Relative fixed income returns were weakened by an overweight allocation to USTs, as well as selection and overweight positioning within the consumer discretionary sector. Moreover, selection and underweight allocations to the IT and industrials sectors detracted from equity returns.

Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed modestly to performance.
Franklin Income Fund	PAGE 1	209-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	17.43	6.69	5.03
Class C (with sales charge)	16.43	6.69	5.03
Russell 3000 Index	35.19	15.26	12.83
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
S&P 500 Index	36.35	15.97	13.38
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index	19.84	5.95	6.74
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$75,739,183,163
Total Number of Portfolio Holdings*	615
Total Management Fee Paid	$265,024,782
Portfolio Turnover Rate	49.72%
*	Does not include derivatives, except purchased options, if any.
Franklin Income Fund	PAGE 2	209-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Income Fund	PAGE 3	209-ATSR-1124

Franklin Income Fund
Class R [FISRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$103	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin Income Fund returned 17.41%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index), which returned 36.35% and 19.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (USTs), along with the health care and financials sectors, led absolute fixed income returns during the period. Community Health Systems and Bausch Health were the top contributors within health care.

↑
Among equities, returns were driven by the financials, utilities, and information technology (IT) sectors. On an individual issuer basis, NextEra Energy, Bank of America, and Lockheed Martin added value.

↑
Underweight fixed income allocation to securitized products assisted returns, as did selection within the health care sector. Equity returns benefited from an overweight allocation to utilities and an underweight allocation to energy.

Top detractors from performance:
↓	Among fixed income allocation, Multiplan, a cost management, payment, and revenue integrity solution provider, weakened returns within the health care sector.
↓	Equity returns were hindered by performance within the energy sector. By issuer, Intel, Bristol-Myers Squibb, and Chevron were the leading detractors during the period.
↓
Relative fixed income returns were weakened by an overweight allocation to USTs, as well as selection and overweight positioning within the consumer discretionary sector. Moreover, selection and underweight allocations to the IT and industrials sectors detracted from equity returns.

Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed modestly to performance.
Franklin Income Fund	PAGE 1	809-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	17.41	6.87	5.17
Russell 3000 Index	35.19	15.26	12.83
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
S&P 500 Index	36.35	15.97	13.38
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index	19.84	5.95	6.74
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$75,739,183,163
Total Number of Portfolio Holdings*	615
Total Management Fee Paid	$265,024,782
Portfolio Turnover Rate	49.72%
*	Does not include derivatives, except purchased options, if any.
Franklin Income Fund	PAGE 2	809-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Income Fund	PAGE 3	809-ATSR-1124

Franklin Income Fund
Class R6 [FNCFX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$44	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin Income Fund returned 18.18%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index), which returned 36.35% and 19.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (USTs), along with the health care and financials sectors, led absolute fixed income returns during the period. Community Health Systems and Bausch Health were the top contributors within health care.

↑
Among equities, returns were driven by the financials, utilities, and information technology (IT) sectors. On an individual issuer basis, NextEra Energy, Bank of America, and Lockheed Martin added value.

↑
Underweight fixed income allocation to securitized products assisted returns, as did selection within the health care sector. Equity returns benefited from an overweight allocation to utilities and an underweight allocation to energy.

Top detractors from performance:
↓	Among fixed income allocation, Multiplan, a cost management, payment, and revenue integrity solution provider, weakened returns within the health care sector.
↓	Equity returns were hindered by performance within the energy sector. By issuer, Intel, Bristol-Myers Squibb, and Chevron were the leading detractors during the period.
↓
Relative fixed income returns were weakened by an overweight allocation to USTs, as well as selection and overweight positioning within the consumer discretionary sector. Moreover, selection and underweight allocations to the IT and industrials sectors detracted from equity returns.

Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed modestly to performance.
Franklin Income Fund	PAGE 1	390-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	18.18	7.51	5.81
Russell 3000 Index	35.19	15.26	12.83
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
S&P 500 Index	36.35	15.97	13.38
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index	19.84	5.95	6.74
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$75,739,183,163
Total Number of Portfolio Holdings*	615
Total Management Fee Paid	$265,024,782
Portfolio Turnover Rate	49.72%
*	Does not include derivatives, except purchased options, if any.
Franklin Income Fund	PAGE 2	390-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Income Fund	PAGE 3	390-ATSR-1124

Franklin Income Fund
Advisor Class [FRIAX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$49	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin Income Fund returned 18.20%. The Fund compares its performance to the S&P 500 Index and the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index), which returned 36.35% and 19.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Treasuries (USTs), along with the health care and financials sectors, led absolute fixed income returns during the period. Community Health Systems and Bausch Health were the top contributors within health care.

↑
Among equities, returns were driven by the financials, utilities, and information technology (IT) sectors. On an individual issuer basis, NextEra Energy, Bank of America, and Lockheed Martin added value.

↑
Underweight fixed income allocation to securitized products assisted returns, as did selection within the health care sector. Equity returns benefited from an overweight allocation to utilities and an underweight allocation to energy.

Top detractors from performance:
↓	Among fixed income allocation, Multiplan, a cost management, payment, and revenue integrity solution provider, weakened returns within the health care sector.
↓	Equity returns were hindered by performance within the energy sector. By issuer, Intel, Bristol-Myers Squibb, and Chevron were the leading detractors during the period.
↓
Relative fixed income returns were weakened by an overweight allocation to USTs, as well as selection and overweight positioning within the consumer discretionary sector. Moreover, selection and underweight allocations to the IT and industrials sectors detracted from equity returns.

Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions, which in aggregate contributed modestly to performance.
Franklin Income Fund	PAGE 1	609-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	18.20	7.49	5.72
Russell 3000 Index	35.19	15.26	12.83
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
S&P 500 Index	36.35	15.97	13.38
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index	19.84	5.95	6.74
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$75,739,183,163
Total Number of Portfolio Holdings*	615
Total Management Fee Paid	$265,024,782
Portfolio Turnover Rate	49.72%
*	Does not include derivatives, except purchased options, if any.
Franklin Income Fund	PAGE 2	609-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Income Fund	PAGE 3	609-ATSR-1124

Franklin U.S. Government Securities Fund
Class A [FKFSX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$88	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin U.S. Government Securities Fund returned 10.25%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 8.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to Ginnie Mae (GN) II 2.5% and 3.5% coupons, evenweight in 4.0% coupons and a shift in allocation from an overweight to underweight in 3.0% coupons.
↑	Overweight allocation to GN I 4.0% through 5.5% coupon securities (especially the 4.5% and 5.0% coupons).
↑	Security selection in GN I 5.0% and GN II 2.5% and 3.5% coupons.

Top detractors from performance:
↓	Underweight allocation to GN II 2.0%, and 4.5% through 7.0% coupons (especially the 2.0% coupons).
↓	Security selection in GN I 4.0 and 4.5% coupons. Selection in GN II 3.0%, and 4.0% through 5.0% coupons.
↓	Allocation to GN I 3.0% coupons.
Franklin U.S. Government Securities Fund	PAGE 1	1110-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	10.25	-0.46	0.67
Class A (with sales charge)	6.11	-1.21	0.28
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. Government - Intermediate Index	8.33	0.83	1.50
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,384,479,516
Total Number of Portfolio Holdings*	672
Total Management Fee Paid	$11,072,696
Portfolio Turnover Rate	30.97%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Government Securities Fund	PAGE 2	1110-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm replaced Paul Varunok and Neil Dhruv as portfolio managers of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Securities Fund	PAGE 3	1110-ATSR-1124

Franklin U.S. Government Securities Fund
Class A1 [FKUSX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$78	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A1 shares of Franklin U.S. Government Securities Fund returned 10.58%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 8.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to Ginnie Mae (GN) II 2.5% and 3.5% coupons, evenweight in 4.0% coupons and a shift in allocation from an overweight to underweight in 3.0% coupons.
↑	Overweight allocation to GN I 4.0% through 5.5% coupon securities (especially the 4.5% and 5.0% coupons).
↑	Security selection in GN I 5.0% and GN II 2.5% and 3.5% coupons.

Top detractors from performance:
↓	Underweight allocation to GN II 2.0%, and 4.5% through 7.0% coupons (especially the 2.0% coupons).
↓	Security selection in GN I 4.0 and 4.5% coupons. Selection in GN II 3.0%, and 4.0% through 5.0% coupons.
↓	Allocation to GN I 3.0% coupons.
Franklin U.S. Government Securities Fund	PAGE 1	110-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A1	10.58	-0.32	0.75
Class A1 (with sales charge)	6.42	-1.09	0.36
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. Government - Intermediate Index	8.33	0.83	1.50
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,384,479,516
Total Number of Portfolio Holdings*	672
Total Management Fee Paid	$11,072,696
Portfolio Turnover Rate	30.97%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Government Securities Fund	PAGE 2	110-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm replaced Paul Varunok and Neil Dhruv as portfolio managers of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Securities Fund	PAGE 3	110-ATSR-1124

Franklin U.S. Government Securities Fund
Class C [FRUGX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$130	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin U.S. Government Securities Fund returned 9.88%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 8.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to Ginnie Mae (GN) II 2.5% and 3.5% coupons, evenweight in 4.0% coupons and a shift in allocation from an overweight to underweight in 3.0% coupons.
↑	Overweight allocation to GN I 4.0% through 5.5% coupon securities (especially the 4.5% and 5.0% coupons).
↑	Security selection in GN I 5.0% and GN II 2.5% and 3.5% coupons.

Top detractors from performance:
↓	Underweight allocation to GN II 2.0%, and 4.5% through 7.0% coupons (especially the 2.0% coupons).
↓	Security selection in GN I 4.0 and 4.5% coupons. Selection in GN II 3.0%, and 4.0% through 5.0% coupons.
↓	Allocation to GN I 3.0% coupons.
Franklin U.S. Government Securities Fund	PAGE 1	210-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	9.88	-0.87	0.22
Class C (with sales charge)	8.88	-0.87	0.22
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. Government - Intermediate Index	8.33	0.83	1.50
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,384,479,516
Total Number of Portfolio Holdings*	672
Total Management Fee Paid	$11,072,696
Portfolio Turnover Rate	30.97%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Government Securities Fund	PAGE 2	210-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm replaced Paul Varunok and Neil Dhruv as portfolio managers of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Securities Fund	PAGE 3	210-ATSR-1124

Franklin U.S. Government Securities Fund
Class R [FUSRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$114	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin U.S. Government Securities Fund returned 9.97%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 8.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to Ginnie Mae (GN) II 2.5% and 3.5% coupons, evenweight in 4.0% coupons and a shift in allocation from an overweight to underweight in 3.0% coupons.
↑	Overweight allocation to GN I 4.0% through 5.5% coupon securities (especially the 4.5% and 5.0% coupons).
↑	Security selection in GN I 5.0% and GN II 2.5% and 3.5% coupons.

Top detractors from performance:
↓	Underweight allocation to GN II 2.0%, and 4.5% through 7.0% coupons (especially the 2.0% coupons).
↓	Security selection in GN I 4.0 and 4.5% coupons. Selection in GN II 3.0%, and 4.0% through 5.0% coupons.
↓	Allocation to GN I 3.0% coupons.
Franklin U.S. Government Securities Fund	PAGE 1	810-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	9.97	-0.71	0.37
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. Government - Intermediate Index	8.33	0.83	1.50
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,384,479,516
Total Number of Portfolio Holdings*	672
Total Management Fee Paid	$11,072,696
Portfolio Turnover Rate	30.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Government Securities Fund	PAGE 2	810-ATSR-1124

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm replaced Paul Varunok and Neil Dhruv as portfolio managers of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Securities Fund	PAGE 3	810-ATSR-1124

Franklin U.S. Government Securities Fund
Class R6 [FGORX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$53	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin U.S. Government Securities Fund returned 10.81%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 8.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to Ginnie Mae (GN) II 2.5% and 3.5% coupons, evenweight in 4.0% coupons and a shift in allocation from an overweight to underweight in 3.0% coupons.
↑	Overweight allocation to GN I 4.0% through 5.5% coupon securities (especially the 4.5% and 5.0% coupons).
↑	Security selection in GN I 5.0% and GN II 2.5% and 3.5% coupons.

Top detractors from performance:
↓	Underweight allocation to GN II 2.0%, and 4.5% through 7.0% coupons (especially the 2.0% coupons).
↓	Security selection in GN I 4.0 and 4.5% coupons. Selection in GN II 3.0%, and 4.0% through 5.0% coupons.
↓	Allocation to GN I 3.0% coupons.
Franklin U.S. Government Securities Fund	PAGE 1	320-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	10.81	-0.10	1.01
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. Government - Intermediate Index	8.33	0.83	1.50
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,384,479,516
Total Number of Portfolio Holdings*	672
Total Management Fee Paid	$11,072,696
Portfolio Turnover Rate	30.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Government Securities Fund	PAGE 2	320-ATSR-1124

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm replaced Paul Varunok and Neil Dhruv as portfolio managers of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Securities Fund	PAGE 3	320-ATSR-1124

Franklin U.S. Government Securities Fund
Advisor Class [FUSAX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$62	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin U.S. Government Securities Fund returned 10.48%. The Fund compares its performance to the Bloomberg U.S. Government - Intermediate Index, which returned 8.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to Ginnie Mae (GN) II 2.5% and 3.5% coupons, evenweight in 4.0% coupons and a shift in allocation from an overweight to underweight in 3.0% coupons.
↑	Overweight allocation to GN I 4.0% through 5.5% coupon securities (especially the 4.5% and 5.0% coupons).
↑	Security selection in GN I 5.0% and GN II 2.5% and 3.5% coupons.

Top detractors from performance:
↓	Underweight allocation to GN II 2.0%, and 4.5% through 7.0% coupons (especially the 2.0% coupons).
↓	Security selection in GN I 4.0 and 4.5% coupons. Selection in GN II 3.0%, and 4.0% through 5.0% coupons.
↓	Allocation to GN I 3.0% coupons.
Franklin U.S. Government Securities Fund	PAGE 1	610-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	10.48	-0.21	0.87
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. Government - Intermediate Index	8.33	0.83	1.50
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,384,479,516
Total Number of Portfolio Holdings*	672
Total Management Fee Paid	$11,072,696
Portfolio Turnover Rate	30.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Government Securities Fund	PAGE 2	610-ATSR-1124

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm replaced Paul Varunok and Neil Dhruv as portfolio managers of the Fund.
This is a summary of a change to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by February 1, 2025 at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Securities Fund	PAGE 3	610-ATSR-1124

Franklin Utilities Fund
Class A [FKUQX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$97	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin Utilities Fund returned 40.74%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 41.82% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the industry level, the Fund was moderately underweight independent power producers but delivered strong selection effect due to investment in power generator Vistra. An out-of-benchmark holding for most of the period, it has been a beneficiary of growing electricity demand forecasts in the U.S., which pushed power prices higher, amid strong capacity expansion of data centers to meet cloud and artificial intelligence (AI) requirements.

↑	Underweight in Xcel Energy was a top relative contributor in the electric utilities industry. Xcel came under pressure amid concerns that its equipment sparked a large wildfire in Texas.
↑
Underweight in Consolidated Edison (not held at period-end) in the utilities industry. The company continues to invest in its energy delivery systems and clean energy projects to support the growing demand for power, but growth remains below peers.

Top detractors from performance:
↓	Underweight in electric utilities companies, Constellation Energy and NRG Energy were leading detractors from relative returns.
↓
Cheniere Energy (not part of the index), a liquid natural gas (LNG) supplier within the oil & gas storage & transportation industry, was negatively impacted by sluggish demand for new contracted capacity at the company’s plants under development amid a narrowing global arbitrage between U.S. and international gas prices. The company was also detrimentally impacted by a pause established by the U.S. government on permitting new LNG export facilities.

Franklin Utilities Fund	PAGE 1	1107-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	40.74	7.77	9.65
Class A (with sales charge)	35.46	6.95	9.23
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Utilities Index	41.82	7.99	10.41
S&P 500 Index	36.35	15.97	13.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,718,864,291
Total Number of Portfolio Holdings*	45
Total Management Fee Paid	$26,184,806
Portfolio Turnover Rate	6.80%
*	Does not include derivatives, except purchased options, if any.
Franklin Utilities Fund	PAGE 2	1107-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Utilities Fund	PAGE 3	1107-ATSR-1124

Franklin Utilities Fund
Class A1 [FKUTX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$86	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A1 shares of Franklin Utilities Fund returned 40.85%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 41.82% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the industry level, the Fund was moderately underweight independent power producers but delivered strong selection effect due to investment in power generator Vistra. An out-of-benchmark holding for most of the period, it has been a beneficiary of growing electricity demand forecasts in the U.S., which pushed power prices higher, amid strong capacity expansion of data centers to meet cloud and artificial intelligence (AI) requirements.

↑	Underweight in Xcel Energy was a top relative contributor in the electric utilities industry. Xcel came under pressure amid concerns that its equipment sparked a large wildfire in Texas.
↑
Underweight in Consolidated Edison (not held at period-end) in the utilities industry. The company continues to invest in its energy delivery systems and clean energy projects to support the growing demand for power, but growth remains below peers.

Top detractors from performance:
↓	Underweight in electric utilities companies, Constellation Energy and NRG Energy were leading detractors from relative returns.
↓
Cheniere Energy (not part of the index), a liquid natural gas (LNG) supplier within the oil & gas storage & transportation industry, was negatively impacted by sluggish demand for new contracted capacity at the company’s plants under development amid a narrowing global arbitrage between U.S. and international gas prices. The company was also detrimentally impacted by a pause established by the U.S. government on permitting new LNG export facilities.

Franklin Utilities Fund	PAGE 1	107-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A1	40.85	7.88	9.72
Class A1 (with sales charge)	35.54	7.06	9.30
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Utilities Index	41.82	7.99	10.41
S&P 500 Index	36.35	15.97	13.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,718,864,291
Total Number of Portfolio Holdings*	45
Total Management Fee Paid	$26,184,806
Portfolio Turnover Rate	6.80%
*	Does not include derivatives, except purchased options, if any.
Franklin Utilities Fund	PAGE 2	107-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Utilities Fund	PAGE 3	107-ATSR-1124

Franklin Utilities Fund
Class C [FRUSX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$145	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin Utilities Fund returned 40.18%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 41.82% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the industry level, the Fund was moderately underweight independent power producers but delivered strong selection effect due to investment in power generator Vistra. An out-of-benchmark holding for most of the period, it has been a beneficiary of growing electricity demand forecasts in the U.S., which pushed power prices higher, amid strong capacity expansion of data centers to meet cloud and artificial intelligence (AI) requirements.

↑	Underweight in Xcel Energy was a top relative contributor in the electric utilities industry. Xcel came under pressure amid concerns that its equipment sparked a large wildfire in Texas.
↑
Underweight in Consolidated Edison (not held at period-end) in the utilities industry. The company continues to invest in its energy delivery systems and clean energy projects to support the growing demand for power, but growth remains below peers.

Top detractors from performance:
↓	Underweight in electric utilities companies, Constellation Energy and NRG Energy were leading detractors from relative returns.
↓
Cheniere Energy (not part of the index), a liquid natural gas (LNG) supplier within the oil & gas storage & transportation industry, was negatively impacted by sluggish demand for new contracted capacity at the company’s plants under development amid a narrowing global arbitrage between U.S. and international gas prices. The company was also detrimentally impacted by a pause established by the U.S. government on permitting new LNG export facilities.

Franklin Utilities Fund	PAGE 1	207-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	40.18	7.35	9.18
Class C (with sales charge)	39.18	7.35	9.18
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Utilities Index	41.82	7.99	10.41
S&P 500 Index	36.35	15.97	13.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,718,864,291
Total Number of Portfolio Holdings*	45
Total Management Fee Paid	$26,184,806
Portfolio Turnover Rate	6.80%
*	Does not include derivatives, except purchased options, if any.
Franklin Utilities Fund	PAGE 2	207-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Utilities Fund	PAGE 3	207-ATSR-1124

Franklin Utilities Fund
Class R [FRURX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$127	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin Utilities Fund returned 40.36%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 41.82% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the industry level, the Fund was moderately underweight independent power producers but delivered strong selection effect due to investment in power generator Vistra. An out-of-benchmark holding for most of the period, it has been a beneficiary of growing electricity demand forecasts in the U.S., which pushed power prices higher, amid strong capacity expansion of data centers to meet cloud and artificial intelligence (AI) requirements.

↑	Underweight in Xcel Energy was a top relative contributor in the electric utilities industry. Xcel came under pressure amid concerns that its equipment sparked a large wildfire in Texas.
↑
Underweight in Consolidated Edison (not held at period-end) in the utilities industry. The company continues to invest in its energy delivery systems and clean energy projects to support the growing demand for power, but growth remains below peers.

Top detractors from performance:
↓	Underweight in electric utilities companies, Constellation Energy and NRG Energy were leading detractors from relative returns.
↓
Cheniere Energy (not part of the index), a liquid natural gas (LNG) supplier within the oil & gas storage & transportation industry, was negatively impacted by sluggish demand for new contracted capacity at the company’s plants under development amid a narrowing global arbitrage between U.S. and international gas prices. The company was also detrimentally impacted by a pause established by the U.S. government on permitting new LNG export facilities.

Franklin Utilities Fund	PAGE 1	807-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	40.36	7.50	9.34
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Utilities Index	41.82	7.99	10.41
S&P 500 Index	36.35	15.97	13.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,718,864,291
Total Number of Portfolio Holdings*	45
Total Management Fee Paid	$26,184,806
Portfolio Turnover Rate	6.80%
*	Does not include derivatives, except purchased options, if any.
Franklin Utilities Fund	PAGE 2	807-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Utilities Fund	PAGE 3	807-ATSR-1124

Franklin Utilities Fund
Class R6 [FUFRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$60	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin Utilities Fund returned 41.15%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 41.82% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the industry level, the Fund was moderately underweight independent power producers but delivered strong selection effect due to investment in power generator Vistra. An out-of-benchmark holding for most of the period, it has been a beneficiary of growing electricity demand forecasts in the U.S., which pushed power prices higher, amid strong capacity expansion of data centers to meet cloud and artificial intelligence (AI) requirements.

↑	Underweight in Xcel Energy was a top relative contributor in the electric utilities industry. Xcel came under pressure amid concerns that its equipment sparked a large wildfire in Texas.
↑
Underweight in Consolidated Edison (not held at period-end) in the utilities industry. The company continues to invest in its energy delivery systems and clean energy projects to support the growing demand for power, but growth remains below peers.

Top detractors from performance:
↓	Underweight in electric utilities companies, Constellation Energy and NRG Energy were leading detractors from relative returns.
↓
Cheniere Energy (not part of the index), a liquid natural gas (LNG) supplier within the oil & gas storage & transportation industry, was negatively impacted by sluggish demand for new contracted capacity at the company’s plants under development amid a narrowing global arbitrage between U.S. and international gas prices. The company was also detrimentally impacted by a pause established by the U.S. government on permitting new LNG export facilities.

Franklin Utilities Fund	PAGE 1	370-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	41.15	8.10	9.98
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Utilities Index	41.82	7.99	10.41
S&P 500 Index	36.35	15.97	13.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,718,864,291
Total Number of Portfolio Holdings*	45
Total Management Fee Paid	$26,184,806
Portfolio Turnover Rate	6.80%
*	Does not include derivatives, except purchased options, if any.
Franklin Utilities Fund	PAGE 2	370-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Utilities Fund	PAGE 3	370-ATSR-1124

Franklin Utilities Fund
Advisor Class [FRUAX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$68	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin Utilities Fund returned 41.12%. The Fund compares its performance to the S&P 500 Utilities Index and the S&P 500 Index, which returned 41.82% and 36.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the industry level, the Fund was moderately underweight independent power producers but delivered strong selection effect due to investment in power generator Vistra. An out-of-benchmark holding for most of the period, it has been a beneficiary of growing electricity demand forecasts in the U.S., which pushed power prices higher, amid strong capacity expansion of data centers to meet cloud and artificial intelligence (AI) requirements.

↑	Underweight in Xcel Energy was a top relative contributor in the electric utilities industry. Xcel came under pressure amid concerns that its equipment sparked a large wildfire in Texas.
↑
Underweight in Consolidated Edison (not held at period-end) in the utilities industry. The company continues to invest in its energy delivery systems and clean energy projects to support the growing demand for power, but growth remains below peers.

Top detractors from performance:
↓	Underweight in electric utilities companies, Constellation Energy and NRG Energy were leading detractors from relative returns.
↓
Cheniere Energy (not part of the index), a liquid natural gas (LNG) supplier within the oil & gas storage & transportation industry, was negatively impacted by sluggish demand for new contracted capacity at the company’s plants under development amid a narrowing global arbitrage between U.S. and international gas prices. The company was also detrimentally impacted by a pause established by the U.S. government on permitting new LNG export facilities.

Franklin Utilities Fund	PAGE 1	607-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	41.12	8.04	9.89
Russell 3000 Index	35.19	15.26	12.83
S&P 500 Utilities Index	41.82	7.99	10.41
S&P 500 Index	36.35	15.97	13.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,718,864,291
Total Number of Portfolio Holdings*	45
Total Management Fee Paid	$26,184,806
Portfolio Turnover Rate	6.80%
*	Does not include derivatives, except purchased options, if any.
Franklin Utilities Fund	PAGE 2	607-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Utilities Fund	PAGE 3	607-ATSR-1124

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $438,078 for the fiscal year ended September 30, 2024 and $443,151 for the fiscal year ended September 30, 2023.

(b) Audit-Related Fees

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4 were $9,000 for the fiscal year ended September 30, 2024 and $9,000 for the fiscal year ended September 30, 2023. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended September 30, 2024 and $25,250 for the fiscal year ended September 30, 2023. The services for which these fees were paid included fees for tax compliance matters.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended September 30, 2024 and $140,000 for the fiscal year ended September 30, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2024 and $56,548 for the fiscal year ended September 30, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $163,638 for the fiscal year ended September 30, 2024 and $75,699 for the fiscal year ended September 30, 2023. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, professional fees relating to security counts and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $242,638 for the fiscal year ended September 30, 2024 and $306,497 for the fiscal year ended September 30, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Custodian Funds
Financial Statements and Other Important Information
Annual | September 30, 2024
Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 66
Notes to Financial Statements 76
Report of Independent Registered Public Accounting Firm 101
Tax Information 102
Changes In and Disagreements with Accountants 103
Results of Meeting(s) of Shareholders 103
Remuneration Paid to Directors, Officers and Others 103
Board Approval of Management and Subadvisory Agreements 103

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $116.42 $92.78 $157.23 $121.24 $82.84
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.59) (0.38) (0.64) (0.82) (0.38)
Net realized and unrealized gains (losses) ........... 50.04 24.02 (61.59) 36.81 39.44
Total from investment operations .................... 49.45 23.64 (62.23) 35.99 39.06
Less distributions from:
Net realized gains ............................. — — (2.22) — (0.66)
Net asset value, end of year ....................... $165.87 $116.42 $92.78 $157.23 $121.24
Total return
c
................................... 42.49% 25.47% (40.15)% 29.68% 47.47%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.83% 0.82% 0.79% 0.85%
Expenses net of waiver and payments by affiliates ....... 0.79%
d
0.83%
d,e
0.82%
d,e
0.79%
d,e
0.84%
e
Net investment (loss) ............................ (0.41)% (0.35)% (0.50)% (0.56)% (0.39)%
Supplemental data
Net assets, end of year (000’s) ..................... $11,920,330 $8,669,145 $7,214,315 $12,129,483 $8,378,574
Portfolio turnover rate ............................ 11.94% 15.29% 40.72% 18.77% 13.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $93.09 $74.75 $128.06 $99.49 $68.60
Income from investment operations
a
:
Net investment (loss)
b
.......................... (1.34) (0.95) (1.29) (1.55) (0.91)
Net realized and unrealized gains (losses) ........... 39.90 19.29 (49.80) 30.12 32.46
Total from investment operations .................... 38.56 18.34 (51.09) 28.57 31.55
Less distributions from:
Net realized gains ............................. — — (2.22) — (0.66)
Net asset value, end of year ....................... $131.65 $93.09 $74.75 $128.06 $99.49
Total return
c
................................... 41.41% 24.55% (40.60)% 28.72% 46.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.54% 1.58% 1.57% 1.54% 1.60%
Expenses net of waiver and payments by affiliates ....... 1.54%
d
1.58%
d,e
1.57%
d,e
1.54%
d,e
1.59%
e
Net investment (loss) ............................ (1.16)% (1.10)% (1.26)% (1.31)% (1.14)%
Supplemental data
Net assets, end of year (000’s) ..................... $947,544 $774,154 $715,976 $1,339,016 $1,095,702
Portfolio turnover rate ............................ 11.94% 15.29% 40.72% 18.77% 13.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $111.57 $89.14 $151.52 $117.13 $80.26
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.92) (0.62) (0.91) (1.14) (0.60)
Net realized and unrealized gains (losses) ........... 47.92 23.05 (59.25) 35.53 38.13
Total from investment operations .................... 47.00 22.43 (60.16) 34.39 37.53
Less distributions from:
Net realized gains ............................. — — (2.22) — (0.66)
Net asset value, end of year ....................... $158.57 $111.57 $89.14 $151.52 $117.13
Total return .................................... 42.12% 25.16% (40.29)% 29.36% 47.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.08% 1.07% 1.04% 1.10%
Expenses net of waiver and payments by affiliates ....... 1.04%
c
1.08%
c,d
1.07%
c,d
1.04%
c,d
1.09%
d
Net investment (loss) ............................ (0.66)% (0.60)% (0.75)% (0.81)% (0.63)%
Supplemental data
Net assets, end of year (000’s) ..................... $268,319 $212,068 $188,831 $311,646 $221,041
Portfolio turnover rate ............................ 11.94% 15.29% 40.72% 18.77% 13.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $123.35 $97.95 $165.26 $127.01 $86.46
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.11) —
c
(0.18) (0.36) (0.05)
Net realized and unrealized gains (losses) ........... 53.11 25.40 (64.91) 38.61 41.26
Total from investment operations .................... 53.00 25.40 (65.09) 38.25 41.21
Less distributions from:
Net realized gains ............................. — — (2.22) — (0.66)
Net asset value, end of year ....................... $176.35 $123.35 $97.95 $165.26 $127.01
Total return .................................... 42.97% 25.92% (39.92)% 30.12% 47.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.45% 0.48% 0.46% 0.46% 0.50%
Expenses net of waiver and payments by affiliates ....... 0.45%
d
0.47%
e
0.45%
e
0.46%
d,e
0.50%
d,e
Net investment income (loss) ...................... (0.07)% —%
f
(0.13)% (0.23)% (0.05)%
Supplemental data
Net assets, end of year (000’s) ..................... $8,980,818 $7,515,703 $6,322,021 $9,820,184 $5,817,028
Portfolio turnover rate ............................ 11.94% 15.29% 40.72% 18.77% 13.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $121.56 $96.64 $163.27 $125.58 $85.58
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.24) (0.11) (0.34) (0.48) (0.15)
Net realized and unrealized gains (losses) ........... 52.31 25.03 (64.07) 38.17 40.81
Total from investment operations .................... 52.07 24.92 (64.41) 37.69 40.66
Less distributions from:
Net realized gains ............................. — — (2.22) — (0.66)
Net asset value, end of year ....................... $173.63 $121.56 $96.64 $163.27 $125.58
Total return .................................... 42.83% 25.79% (39.99)% 30.01% 47.83%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.58% 0.57% 0.54% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.54%
c
0.58%
c,d
0.57%
c,d
0.54%
c,d
0.59%
d
Net investment (loss) ............................ (0.16)% (0.10)% (0.26)% (0.32)% (0.15)%
Supplemental data
Net assets, end of year (000’s) ..................... $3,280,611 $2,499,474 $2,280,138 $4,352,531 $2,884,489
Portfolio turnover rate ............................ 11.94% 15.29% 40.72% 18.77% 13.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2024
Franklin DynaTech Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Aerospace & Defense 1.5%
a
Axon Enterprise, Inc. ................................. United States 925,000 $ 369,630,000
Automobiles 1.4%
a
Tesla, Inc. ......................................... United States 1,350,000 353,200,500
Banks 0.0%
†
a
NU Holdings Ltd. , A .................................. Brazil 500,000 6,825,000
Biotechnology 1.3%
a
Argenx SE ........................................ Netherlands 100,000 54,073,875
a
Ascendis Pharma A/S , ADR ........................... Denmark 100,000 14,931,000
a
Crinetics Pharmaceuticals, Inc. ......................... United States 350,000 17,885,000
a
Insmed, Inc. ....................................... United States 250,000 18,250,000
a
Krystal Biotech, Inc. ................................. United States 150,000 27,304,500
a
Merus NV ......................................... Netherlands 300,000 14,988,000
a
Natera, Inc. ........................................ United States 900,000 114,255,000
a
United Therapeutics Corp. ............................. United States 125,000 44,793,750
a
Vertex Pharmaceuticals, Inc. ........................... United States 25,000 11,627,000
318,108,125
Broadline Retail 9.0%
a
Amazon.com, Inc. ................................... United States 10,000,000 1,863,300,000
a
MercadoLibre, Inc. .................................. Brazil 200,000 410,392,000
2,273,692,000
Capital Markets 1.4%
Moody's Corp. ...................................... United States 150,000 71,188,500
MSCI, Inc. , A ....................................... United States 75,000 43,719,750
Tradeweb Markets, Inc. , A ............................. United States 2,000,000 247,340,000
362,248,250
Communications Equipment 0.4%
a
Arista Networks, Inc. ................................. United States 280,000 107,469,600
Construction & Engineering 0.8%
Quanta Services, Inc. ................................ United States 700,000 208,705,000
Diversified Consumer Services 0.1%
a
Duolingo, Inc. , A .................................... United States 100,000 28,202,000
Electrical Equipment 0.0%
†
Vertiv Holdings Co. , A ................................ United States 100,000 9,949,000
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. , A .................................. United States 1,200,000 78,192,000
a
Celestica, Inc. ...................................... Canada 250,000 12,780,000
Keyence Corp. ..................................... Japan 100,000 47,922,883
138,894,883
Energy Equipment & Services 0.4%
Baker Hughes Co. , A ................................. United States 1,000,000 36,150,000
a
Oceaneering International, Inc. ......................... United States 1,000,000 24,870,000
TechnipFMC plc .................................... United Kingdom 1,250,000 32,787,500
93,807,500
Entertainment 0.2%
a
Netflix, Inc. ........................................ United States 50,000 35,463,500
a
Spotify Technology SA ................................ United States 50,000 18,426,500
53,890,000
Financial Services 4.4%
Mastercard, Inc. , A .................................. United States 1,700,000 839,460,000

Franklin Custodian Funds
Schedule of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Visa, Inc. , A ........................................ United States 1,000,000 $ 274,950,000
1,114,410,000
Ground Transportation 0.9%
a
Uber Technologies, Inc. ............................... United States 3,000,000 225,480,000
Health Care Equipment & Supplies 3.5%
a
Boston Scientific Corp. ............................... United States 300,000 25,140,000
a
Globus Medical, Inc. , A ............................... United States 50,000 3,577,000
a
IDEXX Laboratories, Inc. .............................. United States 500,000 252,610,000
a
Intuitive Surgical, Inc. ................................ United States 1,050,000 515,833,500
a
PROCEPT BioRobotics Corp. .......................... United States 550,000 44,066,000
Stryker Corp. ...................................... United States 50,000 18,063,000
a
TransMedics Group, Inc. .............................. United States 150,000 23,550,000
882,839,500
Health Care Providers & Services 0.6%
a
HealthEquity, Inc. ................................... United States 500,000 40,925,000
UnitedHealth Group, Inc. .............................. United States 200,000 116,936,000
157,861,000
Health Care Technology 0.2%
Pro Medicus Ltd. .................................... Australia 400,000 49,240,948
a
Veeva Systems, Inc. , A ............................... United States 50,000 10,493,500
59,734,448
Hotels, Restaurants & Leisure 1.2%
Booking Holdings, Inc. ............................... United States 40,000 168,484,800
a
DoorDash, Inc. , A ................................... United States 700,000 99,911,000
a
MakeMyTrip Ltd. .................................... India 400,000 37,180,000
305,575,800
Interactive Media & Services 9.1%
Alphabet, Inc. , A .................................... United States 7,000,000 1,160,950,000
Meta Platforms, Inc. , A ............................... United States 2,000,000 1,144,880,000
2,305,830,000
IT Services 1.8%
a
Gartner, Inc. ....................................... United States 125,000 63,345,000
a
Shopify, Inc. , A ..................................... Canada 4,800,000 384,574,999
a
Wix.com Ltd. ....................................... Israel 25,000 4,179,250
452,099,249
Life Sciences Tools & Services 3.3%
Danaher Corp. ..................................... United States 1,350,000 375,327,000
a,b
Tempus AI, Inc. , A ................................... United States 396,200 22,424,920
Thermo Fisher Scientific, Inc. .......................... United States 700,000 432,999,000
830,750,920
Media 0.0%
†
a
Trade Desk, Inc. (The) , A .............................. United States 100,000 10,965,000
Pharmaceuticals 3.0%
AstraZeneca plc , ADR ................................ United Kingdom 1,000,000 77,910,000
Eli Lilly & Co. ...................................... United States 700,000 620,158,000
a
Intra-Cellular Therapies, Inc. ........................... United States 150,000 10,975,500
a
Ligand Pharmaceuticals, Inc. ........................... United States 75,000 7,506,750
Novo Nordisk A/S , ADR ............................... Denmark 350,000 41,674,500
758,224,750

Franklin Custodian Funds
Schedule of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 0.1%
Verisk Analytics, Inc. , A ............................... United States 100,000 $ 26,796,000
Semiconductors & Semiconductor Equipment 26.1%
a
Advanced Micro Devices, Inc. .......................... United States 1,600,000 262,528,000
Analog Devices, Inc. ................................. United States 2,000,000 460,340,000
a
ARM Holdings plc , ADR .............................. United States 100,000 14,301,000
ASM International NV ................................ Netherlands 200,000 131,963,826
ASML Holding NV , ADR .............................. Netherlands 750,000 624,937,500
Broadcom, Inc. ..................................... United States 1,600,000 276,000,000
Entegris, Inc. ....................................... United States 200,000 22,506,000
Intel Corp. ......................................... United States 500,000 11,730,000
KLA Corp. ......................................... United States 500,000 387,205,000
Lam Research Corp. ................................. United States 500,000 408,040,000
Monolithic Power Systems, Inc. ......................... United States 500,000 462,250,000
NVIDIA Corp. ...................................... United States 29,000,000 3,521,760,000
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 250,000 43,417,500
6,626,978,826
Software 25.6%
a
Appfolio, Inc. , A ..................................... United States 200,000 47,080,000
a
AppLovin Corp. , A ................................... United States 600,000 78,330,000
a
Aspen Technology, Inc. ............................... United States 25,000 5,970,500
a
Cadence Design Systems, Inc. ......................... United States 2,000,000 542,060,000
Constellation Software, Inc. ............................ Canada 75,000 244,019,670
a
Datadog, Inc. , A .................................... United States 450,000 51,777,000
a
Descartes Systems Group, Inc. (The) .................... Canada 800,000 82,368,000
a
Fair Isaac Corp. .................................... United States 50,000 97,176,000
a
Guidewire Software, Inc. .............................. United States 100,000 18,294,000
a
HubSpot, Inc. ...................................... United States 325,000 172,770,000
Intuit, Inc. ......................................... United States 1,000,000 621,000,000
a
Klaviyo, Inc. , A ..................................... United States 400,000 14,152,000
a
Life360, Inc. ....................................... United States 100,000 3,935,000
a,c
Lumine Group, Inc. , Reg S ............................ Canada 500,000 11,683,366
a
Manhattan Associates, Inc. ............................ United States 300,000 84,414,000
Microsoft Corp. ..................................... United States 4,500,000 1,936,350,000
a
Monday.com Ltd. .................................... United States 500,000 138,885,000
a
Palo Alto Networks, Inc. .............................. United States 1,000,000 341,800,000
Roper Technologies, Inc. .............................. United States 350,000 194,754,000
Salesforce, Inc. ..................................... United States 400,000 109,484,000
a
Samsara, Inc. , A .................................... United States 200,000 9,624,000
a
ServiceNow, Inc. .................................... United States 1,100,000 983,829,000
a
SPS Commerce, Inc. ................................. United States 125,000 24,271,250
a
Synopsys, Inc. ..................................... United States 1,150,000 582,348,500
a
Tyler Technologies, Inc. ............................... United States 150,000 87,558,000
a
Workday, Inc. , A .................................... United States 100,000 24,441,000
6,508,374,286
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc. ........................................ United States 2,500,000 582,500,000
Trading Companies & Distributors 0.1%
Fastenal Co. ....................................... United States 200,000 14,284,000
Total Common Stocks (Cost $ 9,563,643,922 ) ..................................
25,187,325,637

Franklin Custodian Funds
Schedule of Investments
Franklin DynaTech Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ..................... Canada 50,000 $ —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 9,563,643,922 ) ...........................
25,187,325,637
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.8%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 220,607,622 220,607,622
Total Money Market Funds (Cost $ 220,607,622 ) ...............................
220,607,622
g
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 19,487,000 19,487,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 19,487,000 ) .........................................................
19,487,000
Total Short Term Investments (Cost $ 240,094,622 ) .............................
240,094,622
a
Total Investments (Cost $ 9,803,738,544 ) 100.1% ..............................
$25,427,420,259
Other Assets, less Liabilities (0.1) % .........................................
(29,798,387)
Net Assets 100.0% .........................................................
$25,397,621,872
a a a
See Abbreviations on page 100 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2024. See Note 1(e).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the value of this security was $11,683,366, representing less than 0.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(e) regarding securities on loan.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $115.08 $105.41 $151.73 $129.91 $110.04
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.09 0.19 0.01 (0.06) 0.33
Net realized and unrealized gains (losses) ........... 38.24 20.19 (32.51) 32.67 25.99
Total from investment operations .................... 38.33 20.38 (32.50) 32.61 26.32
Less distributions from:
Net investment income .......................... (0.22) — — (0.18) (0.46)
Net realized gains ............................. (7.45) (10.71) (13.82) (10.61) (5.99)
Total distributions ............................... (7.67) (10.71) (13.82) (10.79) (6.45)
Net asset value, end of year ....................... $145.74 $115.08 $105.41 $151.73 $129.91
Total return
c
................................... 34.70% 20.43% (23.83)% 26.44% 25.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.80% 0.80% 0.79% 0.82%
Expenses net of waiver and payments by affiliates ....... 0.79%
d
0.80%
d,e
0.80%
d,e
0.79%
d,e
0.81%
e
Net investment income (loss) ...................... 0.07% 0.17% 0.01% (0.04)% 0.29%
Supplemental data
Net assets, end of year (000’s) ..................... $12,619,339 $10,072,509 $9,118,403 $12,927,577 $10,990,297
Portfolio turnover rate ............................ 7.35% 2.86% 4.95%
f
6.04%
f
9.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $98.08 $91.92 $134.93 $117.27 $100.21
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.76) (0.57) (0.87) (1.01) (0.47)
Net realized and unrealized gains (losses) ........... 32.30 17.44 (28.32) 29.28 23.52
Total from investment operations .................... 31.54 16.87 (29.19) 28.27 23.05
Less distributions from:
Net realized gains ............................. (7.45) (10.71) (13.82) (10.61) (5.99)
Net asset value, end of year ....................... $122.17 $98.08 $91.92 $134.93 $117.27
Total return
c
................................... 33.69% 19.53% (24.40)% 25.51% 24.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.54% 1.55% 1.55% 1.54% 1.57%
Expenses net of waiver and payments by affiliates ....... 1.54%
d
1.55%
d,e
1.55%
d,e
1.54%
d,e
1.56%
e
Net investment (loss) ............................ (0.68)% (0.59)% (0.75)% (0.79)% (0.46)%
Supplemental data
Net assets, end of year (000’s) ..................... $355,424 $333,956 $407,722 $666,348 $727,093
Portfolio turnover rate ............................ 7.35% 2.86% 4.95%
f
6.04%
f
9.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $113.60 $104.43 $150.77 $129.28 $109.49
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.24) (0.10) (0.32) (0.41) 0.05
Net realized and unrealized gains (losses) ........... 37.75 19.98 (32.20) 32.51 25.86
Total from investment operations .................... 37.51 19.88 (32.52) 32.10 25.91
Less distributions from:
Net investment income .......................... — — — — (0.13)
Net realized gains ............................. (7.45) (10.71) (13.82) (10.61) (5.99)
Total distributions ............................... (7.45) (10.71) (13.82) (10.61) (6.12)
Net asset value, end of year ....................... $143.66 $113.60 $104.43 $150.77 $129.28
Total return .................................... 34.36% 20.13% (24.01)% 26.13% 24.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.05% 1.05% 1.04% 1.07%
Expenses net of waiver and payments by affiliates ....... 1.04%
c
1.05%
c,d
1.05%
c,d
1.04%
c,d
1.06%
d
Net investment income (loss) ...................... (0.18)% (0.09)% (0.25)% (0.29)% 0.04%
Supplemental data
Net assets, end of year (000’s) ..................... $305,786 $256,889 $249,874 $395,301 $420,082
Portfolio turnover rate ............................ 7.35% 2.86% 4.95%
e
6.04%
e
9.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $116.16 $106.22 $152.40 $130.31 $110.37
Income from investment operations
a
:
Net investment income
b
......................... 0.52 0.56 0.46 0.41 0.71
Net realized and unrealized gains (losses) ........... 38.60 20.34 (32.72) 32.76 26.06
Total from investment operations .................... 39.12 20.90 (32.26) 33.17 26.77
Less distributions from:
Net investment income .......................... (0.61) (0.25) (0.10) (0.47) (0.84)
Net realized gains ............................. (7.45) (10.71) (13.82) (10.61) (5.99)
Total distributions ............................... (8.06) (10.96) (13.92) (11.08) (6.83)
Net asset value, end of year ....................... $147.22 $116.16 $106.22 $152.40 $130.31
Total return .................................... 35.14% 20.83% (23.57)% 26.86% 25.51%
Ratios to average net assets
Expenses
c
..................................... 0.46% 0.47%
d
0.46%
d
0.47%
d
0.48%
d
Net investment income ........................... 0.39% 0.49% 0.34% 0.29% 0.63%
Supplemental data
Net assets, end of year (000’s) ..................... $2,735,878 $2,114,155 $2,000,923 $3,113,946 $2,999,370
Portfolio turnover rate ............................ 7.35% 2.86% 4.95%
e
6.04%
e
9.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $116.21 $106.25 $152.47 $130.38 $110.41
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.47 0.34 0.30 0.62
Net realized and unrealized gains (losses) ........... 38.62 20.36 (32.74) 32.79 26.07
Total from investment operations .................... 39.04 20.83 (32.40) 33.09 26.69
Less distributions from:
Net investment income .......................... (0.52) (0.16) — (0.39) (0.73)
Net realized gains ............................. (7.45) (10.71) (13.82) (10.61) (5.99)
Total distributions ............................... (7.97) (10.87) (13.82) (11.00) (6.72)
Net asset value, end of year ....................... $147.28 $116.21 $106.25 $152.47 $130.38
Total return .................................... 35.04% 20.73% (23.64)% 26.76% 25.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.55% 0.55% 0.54% 0.57%
Expenses net of waiver and payments by affiliates ....... 0.54%
c
0.55%
c,d
0.55%
c,d
0.54%
c,d
0.56%
d
Net investment income ........................... 0.32% 0.42% 0.25% 0.21% 0.54%
Supplemental data
Net assets, end of year (000’s) ..................... $3,353,961 $2,860,970 $2,652,765 $4,229,679 $3,549,412
Portfolio turnover rate ............................ 7.35% 2.86% 4.95%
e
6.04%
e
9.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Custodian Funds
Schedule of Investments, September 30, 2024
Franklin Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Aerospace & Defense 4.3%
BWX Technologies, Inc. .............................. United States 1,344,011 $ 146,093,996
Curtiss-Wright Corp. ................................. United States 244,600 80,397,574
Lockheed Martin Corp. ............................... United States 202,955 118,639,375
Northrop Grumman Corp. ............................. United States 562,697 297,143,405
RTX Corp. ........................................ United States 1,505,110 182,359,127
824,633,477
Beverages 2.4%
Constellation Brands, Inc. , A ........................... United States 452,178 116,521,749
a
Monster Beverage Corp. .............................. United States 3,914,026 204,194,737
PepsiCo, Inc. ...................................... United States 813,145 138,275,307
458,991,793
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 435,787 86,059,217
Amgen, Inc. ....................................... United States 576,436 185,733,443
a
Regeneron Pharmaceuticals, Inc. ....................... United States 72,246 75,947,885
347,740,545
Broadline Retail 4.4%
a
Amazon.com, Inc. ................................... United States 4,539,124 845,774,975
Building Products 2.0%
Trane Technologies plc ............................... United States 989,869 384,791,776
Capital Markets 4.7%
BlackRock, Inc. ..................................... United States 123,820 117,568,328
Blackstone, Inc. .................................... United States 798,607 122,290,690
Charles Schwab Corp. (The) ........................... United States 2,102,782 136,281,301
Intercontinental Exchange, Inc. ......................... United States 1,350,590 216,958,778
S&P Global, Inc. .................................... United States 350,525 181,088,226
Tradeweb Markets, Inc. , A ............................. United States 1,129,220 139,650,637
913,837,960
Chemicals 3.1%
Air Products and Chemicals, Inc. ........................ United States 473,767 141,059,387
Ecolab, Inc. ........................................ United States 590,978 150,894,413
Linde plc .......................................... United States 664,827 317,029,403
608,983,203
Commercial Services & Supplies 0.6%
Republic Services, Inc. , A ............................. United States 616,799 123,877,911
Construction Materials 0.9%
Martin Marietta Materials, Inc. .......................... United States 334,397 179,989,185
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp. .............................. United States 253,449 224,687,608
Electric Utilities 1.1%
NextEra Energy, Inc. ................................. United States 2,555,446 216,011,850
Electrical Equipment 1.4%
AMETEK, Inc. ...................................... United States 674,967 115,898,584
Eaton Corp. plc ..................................... United States 437,964 145,158,788
261,057,372
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp. , A .................................. United States 4,932,630 321,410,171

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 3.9%
Mastercard, Inc. , A .................................. United States 964,326 $ 476,184,179
Visa, Inc. , A ........................................ United States 1,011,118 278,006,894
754,191,073
Ground Transportation 3.0%
Canadian Pacific Kansas City Ltd. ....................... Canada 1,346,949 115,218,018
Old Dominion Freight Line, Inc. ......................... United States 383,100 76,098,984
a
Uber Technologies, Inc. ............................... United States 557,439 41,897,115
Union Pacific Corp. .................................. United States 1,433,210 353,257,601
586,471,718
Health Care Equipment & Supplies 3.7%
Abbott Laboratories .................................. United States 741,502 84,538,643
a
Edwards Lifesciences Corp. ........................... United States 966,324 63,767,721
a
Intuitive Surgical, Inc. ................................ United States 878,240 431,452,965
Stryker Corp. ...................................... United States 388,847 140,474,867
720,234,196
Health Care Providers & Services 1.3%
UnitedHealth Group, Inc. .............................. United States 442,515 258,729,670
Health Care Technology 0.4%
a
Veeva Systems, Inc. , A ............................... United States 408,813 85,797,584
Hotels, Restaurants & Leisure 1.7%
a
Airbnb, Inc. , A ...................................... United States 579,890 73,535,851
Booking Holdings, Inc. ............................... United States 28,173 118,668,057
a
Chipotle Mexican Grill, Inc. , A .......................... United States 2,460,000 141,745,200
333,949,108
Industrial REITs 0.6%
Prologis, Inc. ....................................... United States 840,900 106,188,852
Interactive Media & Services 3.8%
Alphabet, Inc. , A .................................... United States 2,056,520 341,073,842
Alphabet, Inc. , C .................................... United States 2,401,900 401,573,661
742,647,503
IT Services 2.0%
a,b,c
Canva, Inc. , B ...................................... Australia 25,413 31,148,647
a
MongoDB, Inc. , A ................................... United States 186,200 50,339,170
a
Shopify, Inc. , A ..................................... Canada 411,700 32,993,638
TE Connectivity plc .................................. Ireland 1,770,857 267,381,699
381,863,154
Life Sciences Tools & Services 5.3%
Agilent Technologies, Inc. ............................. United States 1,038,568 154,206,577
Danaher Corp. ..................................... United States 1,132,672 314,905,470
a
Mettler-Toledo International, Inc. ........................ United States 149,209 223,768,737
Thermo Fisher Scientific, Inc. .......................... United States 370,334 229,077,502
West Pharmaceutical Services, Inc. ...................... United States 358,800 107,697,408
1,029,655,694
Machinery 3.6%
Deere & Co. ....................................... United States 353,851 147,672,638
Illinois Tool Works, Inc. ............................... United States 753,519 197,474,724
Ingersoll Rand, Inc. .................................. United States 1,980,276 194,383,892
Parker-Hannifin Corp. ................................ United States 48,700 30,769,634

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Xylem, Inc. ........................................ United States 983,901 $ 132,856,152
703,157,040
Pharmaceuticals 2.9%
AstraZeneca plc , ADR ................................ United Kingdom 2,110,216 164,406,929
Eli Lilly & Co. ...................................... United States 456,384 404,328,841
568,735,770
Professional Services 0.4%
Automatic Data Processing, Inc. ........................ United States 105,229 29,120,021
Verisk Analytics, Inc. , A ............................... United States 178,221 47,756,099
76,876,120
Semiconductors & Semiconductor Equipment 12.8%
a,d
ARM Holdings plc , ADR .............................. United States 356,500 50,983,065
ASML Holding NV , ADR .............................. Netherlands 388,894 324,045,926
Lam Research Corp. ................................. United States 28,550 23,299,084
a
Lattice Semiconductor Corp. ........................... United States 695,800 36,926,106
Monolithic Power Systems, Inc. ......................... United States 359,745 332,584,252
NVIDIA Corp. ...................................... United States 10,506,670 1,275,930,005
NXP Semiconductors NV ............................. China 665,330 159,685,853
Texas Instruments, Inc. ............................... United States 1,326,618 274,039,480
2,477,493,771
Software 16.9%
a
Adobe, Inc. ........................................ United States 143,493 74,297,806
a
Autodesk, Inc. ...................................... United States 790,713 217,825,617
a,b,c
Checkout Payments Group Ltd. , B ....................... United Kingdom 96,603 8,855,741
a
Crowdstrike Holdings, Inc. , A ........................... United States 132,753 37,233,234
Intuit, Inc. ......................................... United States 710,431 441,177,651
Microsoft Corp. ..................................... United States 2,793,768 1,202,158,370
a
PTC, Inc. ......................................... United States 1,026,515 185,450,200
Salesforce, Inc. ..................................... United States 534,162 146,205,481
a
ServiceNow, Inc. .................................... United States 524,995 469,550,278
a,b,c
Stripe, Inc. , B ...................................... United States 540,043 14,879,583
a
Synopsys, Inc. ..................................... United States 537,220 272,042,836
a
Tyler Technologies, Inc. ............................... United States 114,252 66,691,177
a
Workday, Inc. , A .................................... United States 546,901 133,668,073
3,270,036,047
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc. ........................................ United States 3,279,793 764,191,769
Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc. , B ....................................... United States 1,757,536 155,366,182
Trading Companies & Distributors 1.0%
Fastenal Co. ....................................... United States 2,605,313 186,071,454
Water Utilities 0.4%
American Water Works Co., Inc. ........................ United States 579,967 84,814,374
Total Common Stocks (Cost $ 4,532,212,581 ) ..................................
18,998,258,905
Convertible Preferred Stocks 0.6%
IT Services 0.0%
†
a,b,c
Canva, Inc. , A ...................................... Australia 2,353 2,884,066
a,b,c
Canva, Inc. , A-3 .................................... Australia 94 115,216

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 100 .
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
IT Services (continued)
a,b,c
Canva, Inc. , A-4 .................................... Australia 8 $ 9,806
a,b,c
Canva, Inc. , A-5 .................................... Australia 5 6,128
3,015,216
Software 0.5%
a,b,c
Gusto, Inc. , E ...................................... United States 822,494 26,007,722
a,b,c
OneTrust LLC , C .................................... United States 849,894 14,987,106
a,b,c
Stripe, Inc. , I ....................................... United States 1,759,545 48,480,020
89,474,848
Trading Companies & Distributors 0.1%
a,b,c
Anduril Industries, Inc. , F .............................. United States 1,150,134 25,000,003
a
Total Convertible Preferred Stocks (Cost $ 106,287,288 ) ........................
117,490,067
Preferred Stocks 0.7%
Life Sciences Tools & Services 0.7%
e
Sartorius AG , 0.29% ................................. Germany 475,000 133,572,335
Total Preferred Stocks (Cost $ 164,568,096 ) ...................................
133,572,335
Total Long Term Investments (Cost $ 4,803,067,965 ) ...........................
19,249,321,307
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 132,381,860 132,381,860
Total Money Market Funds (Cost $ 132,381,860 ) ...............................
132,381,860
h
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 3,085,000 3,085,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 3,085,000 ) ..........................................................
3,085,000
Total Short Term Investments (Cost $ 135,466,860 ) .............................
135,466,860
a
Total Investments (Cost $ 4,938,534,825 ) 100.1% ..............................
$19,384,788,167
Other Assets, less Liabilities (0.1) % .........................................
(14,400,221)
Net Assets 100.0% .........................................................
$19,370,387,946
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at September 30, 2024. See Note 1 ( e ).

Franklin Custodian Funds
Schedule of Investments
Franklin Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 ( f ) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1 ( e ) regarding securities on loan.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.19 $2.14 $2.47 $2.08 $2.30
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.09 0.07 0.08 0.08
Net realized and unrealized gains (losses) ........... 0.30 0.09 (0.24) 0.42 (0.18)
Total from investment operations .................... 0.39 0.18 (0.17) 0.50 (0.10)
Less distributions from:
Net investment income .......................... (0.13) (0.13) (0.11) (0.11) (0.12)
Net realized gains ............................. — — (0.05) — —
Total distributions ............................... (0.13) (0.13) (0.16) (0.11) (0.12)
Net asset value, end of year ....................... $2.45 $2.19 $2.14 $2.47 $2.08
Total return
c
................................... 18.33% 8.33% (7.28)% 24.55% (4.48)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.71% 0.72% 0.72% 0.71%
Expenses net of waiver and payments by affiliates ....... 0.70% 0.71%
d
0.71%
e
0.72%
d,e
0.70%
e
Net investment income ........................... 4.04% 4.02% 3.08% 3.19% 3.64%
Supplemental data
Net assets, end of year (000’s) ..................... $23,331,018 $19,705,319 $16,829,899 $16,044,379 $10,072,437
Portfolio turnover rate ............................ 49.72% 56.23% 77.65% 68.93% 69.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.20 $2.15 $2.48 $2.08 $2.30
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.09 0.08 0.08 0.08
Net realized and unrealized gains (losses) ........... 0.28 0.09 (0.24) 0.43 (0.18)
Total from investment operations .................... 0.38 0.18 (0.16) 0.51 (0.10)
Less distributions from:
Net investment income .......................... (0.13) (0.13) (0.12) (0.11) (0.12)
Net realized gains ............................. — — (0.05) — —
Total distributions ............................... (0.13) (0.13) (0.17) (0.11) (0.12)
Net asset value, end of year ....................... $2.45 $2.20 $2.15 $2.48 $2.08
Total return
c
................................... 17.91% 8.43% (7.10)% 25.19% (4.39)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.61% 0.62% 0.62% 0.61%
Expenses net of waiver and payments by affiliates ....... 0.60% 0.61%
d
0.61%
e
0.62%
d,e
0.60%
e
Net investment income ........................... 4.15% 4.11% 3.15% 3.32% 3.74%
Supplemental data
Net assets, end of year (000’s) ..................... $30,981,936 $29,633,019 $30,236,582 $35,704,730 $32,693,224
Portfolio turnover rate ............................ 49.72% 56.23% 77.65% 68.93% 69.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.24 $2.19 $2.52 $2.12 $2.34
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.08 0.07 0.07 0.07
Net realized and unrealized gains (losses) ........... 0.29 0.09 (0.25) 0.43 (0.18)
Total from investment operations .................... 0.38 0.17 (0.18) 0.50 (0.11)
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.10) (0.10) (0.11)
Net realized gains ............................. — — (0.05) — —
Total distributions ............................... (0.12) (0.12) (0.15) (0.10) (0.11)
Net asset value, end of year ....................... $2.50 $2.24 $2.19 $2.52 $2.12
Total return
c
................................... 17.43% 8.19% (7.89)% 24.09% (4.80)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.11% 1.11% 1.12% 1.13% 1.11%
Expenses net of waiver and payments by affiliates ....... 1.10% 1.11%
d
1.11%
e
1.12%
e
1.10%
e
Net investment income ........................... 3.65% 3.61% 2.63% 2.84% 3.24%
Supplemental data
Net assets, end of year (000’s) ..................... $4,549,815 $4,905,480 $5,654,802 $7,507,658 $9,339,238
Portfolio turnover rate ............................ 49.72% 56.23% 77.65% 68.93% 69.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.15 $2.10 $2.43 $2.04 $2.26
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.08 0.07 0.07 0.07
Net realized and unrealized gains (losses) ........... 0.27 0.09 (0.24) 0.43 (0.18)
Total from investment operations .................... 0.36 0.17 (0.17) 0.50 (0.11)
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.11) (0.11) (0.11)
Net realized gains ............................. — — (0.05) — —
Total distributions ............................... (0.12) (0.12) (0.16) (0.11) (0.11)
Net asset value, end of year ....................... $2.39 $2.15 $2.10 $2.43 $2.04
Total return .................................... 17.41% 8.21% (7.61)% 24.75% (4.82)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.96% 0.96% 0.97% 0.97% 0.96%
Expenses net of waiver and payments by affiliates ....... 0.95% 0.96%
c
0.96%
d
0.97%
c,d
0.95%
d
Net investment income ........................... 3.80% 3.77% 2.84% 2.97% 3.40%
Supplemental data
Net assets, end of year (000’s) ..................... $334,157 $300,283 $270,060 $257,109 $221,584
Portfolio turnover rate ............................ 49.72% 56.23% 77.65% 68.93% 69.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.19 $2.14 $2.47 $2.07 $2.29
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.10 0.08 0.08 0.09
Net realized and unrealized gains (losses) ........... 0.28 0.09 (0.24) 0.44 (0.19)
Total from investment operations .................... 0.38 0.19 (0.16) 0.52 (0.10)
Less distributions from:
Net investment income .......................... (0.13) (0.14) (0.12) (0.12) (0.12)
Net realized gains ............................. — — (0.05) — —
Total distributions ............................... (0.13) (0.14) (0.17) (0.12) (0.12)
Net asset value, end of year ....................... $2.44 $2.19 $2.14 $2.47 $2.07
Total return .................................... 18.18% 9.17% (7.38)% 25.53% (4.23)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.41% 0.41% 0.42% 0.43% 0.40%
Expenses net of waiver and payments by affiliates ....... 0.40% 0.40% 0.40%
c
0.41%
c
0.39%
c
Net investment income ........................... 4.35% 4.35% 3.43% 3.50% 3.96%
Supplemental data
Net assets, end of year (000’s) ..................... $1,938,998 $1,662,931 $1,158,685 $748,355 $1,626,735
Portfolio turnover rate ............................ 49.72% 56.23% 77.65% 68.93% 69.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.18 $2.13 $2.46 $2.07 $2.28
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.10 0.08 0.08 0.08
Net realized and unrealized gains (losses) ........... 0.28 0.09 (0.24) 0.43 (0.17)
Total from investment operations .................... 0.38 0.19 (0.16) 0.51 (0.09)
Less distributions from:
Net investment income .......................... (0.13) (0.14) (0.12) (0.12) (0.12)
Net realized gains ............................. — — (0.05) — —
Total distributions ............................... (0.13) (0.14) (0.17) (0.12) (0.12)
Net asset value, end of year ....................... $2.43 $2.18 $2.13 $2.46 $2.07
Total return .................................... 18.20% 9.16% (7.44)% 24.98% (3.86)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.46% 0.46% 0.47% 0.47% 0.46%
Expenses net of waiver and payments by affiliates ....... 0.45% 0.46%
c
0.46%
d
0.47%
c,d
0.45%
d
Net investment income ........................... 4.30% 4.27% 3.32% 3.46% 3.89%
Supplemental data
Net assets, end of year (000’s) ..................... $14,603,259 $12,941,766 $11,638,757 $11,969,691 $9,712,076
Portfolio turnover rate ............................ 49.72% 56.23% 77.65% 68.93% 69.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2024
Franklin Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 22.3%
Aerospace & Defense 1.3%
a,b
Boeing Co. (The) ................................... United States 1,000,000 $ 152,040,000
b
Lockheed Martin Corp. ............................... United States 1,250,000 730,700,000
RTX Corp. ........................................ United States 950,000 115,102,000
997,842,000
Air Freight & Logistics 0.3%
United Parcel Service, Inc., B .......................... United States 1,500,000 204,510,000
Banks 1.9%
b
Bank of America Corp. ............................... United States 8,000,000 317,440,000
b
Citigroup, Inc. ...................................... United States 2,500,000 156,500,000
Fifth Third Bancorp .................................. United States 4,000,000 171,360,000
b
JPMorgan Chase & Co. ............................... United States 1,000,000 210,860,000
PNC Financial Services Group, Inc. (The) ................. United States 1,250,000 231,062,500
Truist Financial Corp. ................................ United States 1,000,000 42,770,000
US Bancorp ....................................... United States 5,814,951 265,917,709
1,395,910,209
Beverages 1.4%
Coca-Cola Co. (The) ................................. United States 3,000,000 215,580,000
b
PepsiCo, Inc. ...................................... United States 5,000,000 850,250,000
1,065,830,000
Biotechnology 0.2%
b
Amgen, Inc. ....................................... United States 500,000 161,105,000
Chemicals 0.7%
Air Products and Chemicals, Inc. ........................ United States 1,000,000 297,740,000
Albemarle Corp. .................................... United States 1,000,000 94,710,000
LyondellBasell Industries NV, A ......................... United States 1,700,000 163,030,000
555,480,000
Communications Equipment 0.5%
Cisco Systems, Inc. ................................. United States 7,395,000 393,561,900
Containers & Packaging 0.1%
International Paper Co. ............................... United States 1,000,000 48,850,000
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. .......................... United States 5,000,000 224,550,000
Electric Utilities 2.9%
American Electric Power Co., Inc. ....................... United States 2,000,000 205,200,000
b
Duke Energy Corp. .................................. United States 3,500,000 403,550,000
Edison International ................................. United States 1,800,000 156,762,000
Entergy Corp. ...................................... United States 500,000 65,805,000
NextEra Energy, Inc. ................................. United States 5,300,975 448,091,417
Southern Co. (The) .................................. United States 8,000,000 721,440,000
Xcel Energy, Inc. .................................... United States 3,000,000 195,900,000
2,196,748,417
Energy Equipment & Services 0.1%
Halliburton Co. ..................................... United States 3,500,000 101,675,000
Ground Transportation 0.6%
Union Pacific Corp. .................................. United States 1,750,000 431,340,000
Health Care Equipment & Supplies 0.3%
b
Abbott Laboratories .................................. United States 500,000 57,005,000
Medtronic plc ...................................... United States 2,000,000 180,060,000
237,065,000

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 0.4%
b
CVS Health Corp. ................................... United States 5,000,000 $ 314,400,000
Household Products 1.2%
b
Procter & Gamble Co. (The) ........................... United States 5,000,000 866,000,000
Industrial Conglomerates 0.4%
b
Honeywell International, Inc. ........................... United States 1,500,000 310,065,000
IT Services 0.2%
b
International Business Machines Corp. ................... United States 750,000 165,810,000
Machinery 0.1%
Illinois Tool Works, Inc. ............................... United States 300,000 78,621,000
Media 0.2%
Comcast Corp., A ................................... United States 4,000,000 167,080,000
Metals & Mining 0.4%
Fortescue Ltd. ...................................... Australia 5,000,000 70,533,101
b
Rio Tinto plc, ADR ................................... Australia 3,500,000 249,095,000
319,628,101
Multi-Utilities 0.7%
Dominion Energy, Inc. ................................ United States 5,000,000 288,950,000
Sempra ........................................... United States 3,000,000 250,890,000
539,840,000
Oil, Gas & Consumable Fuels 3.8%
Chevron Corp. ..................................... United States 7,500,000 1,104,525,000
ConocoPhillips ..................................... United States 3,500,000 368,480,000
Exxon Mobil Corp. ................................... United States 8,343,000 977,966,460
Shell plc, ADR ...................................... United States 4,000,000 263,800,000
TotalEnergies SE, ADR ............................... France 3,000,000 193,860,000
2,908,631,460
Pharmaceuticals 2.8%
a
Bausch Health Cos., Inc. .............................. United States 5,000,000 40,800,000
a,c
Endo, Inc. ......................................... United States 4,484,322 114,260,525
Johnson & Johnson ................................. United States 8,000,000 1,296,480,000
Merck & Co., Inc. ................................... United States 3,000,000 340,680,000
Pfizer, Inc. ......................................... United States 10,000,000 289,400,000
2,081,620,525
Semiconductors & Semiconductor Equipment 0.2%
Analog Devices, Inc. ................................. United States 350,000 80,559,500
Microchip Technology, Inc. ............................ United States 800,000 64,232,000
144,791,500
Specialty Retail 0.8%
b
Home Depot, Inc. (The) ............................... United States 1,488,300 603,059,160
Technology Hardware, Storage & Peripherals 0.0%
†
Dell Technologies, Inc., C ............................. United States 7,400 877,196
Tobacco 0.5%
Philip Morris International, Inc. ......................... United States 3,000,000 364,200,000
Total Common Stocks (Cost $14,129,999,021) .................................
16,879,091,468

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.5%
Capital Markets 0.5%
d
Clarion Partners Real Estate Income Fund, Inc., Class I ...... United States 7,867,833 $ 91,974,965
a,d,e,f
Franklin BSP Real Estate Credit BDC .................... United States 10,254,325 265,381,931
357,356,896
Total Management Investment Companies (Cost $361,158,594) .................
357,356,896
g
Equity-Linked Securities 19.2%
Aerospace & Defense 0.8%
h
Barclays Bank plc into Northrop Grumman Corp., 144A, 7%,
11/08/24 ........................................ United States 315,000 166,984,584
h
Barclays Bank plc into RTX Corp., 144A, 7.5%, 10/16/25 ...... United States 2,100,000 251,511,935
h
Wells Fargo Bank NA into Boeing Co. (The), 144A, 9%, 6/17/25 United States 1,350,000 212,555,466
631,051,985
Air Freight & Logistics 0.3%
h
J.P. Morgan Structured Products BV into United Parcel Service,
Inc., 144A, 9%, 10/22/24 ............................ United States 1,530,000 214,563,060
Banks 1.6%
h
BNP Paribas Issuance BV into Bank of America Corp., 144A,
8.5%, 2/26/25 .................................... United States 6,800,000 248,087,684
h
JPMorgan Chase Bank NA into Truist Financial Corp., 144A,
9.5%, 3/02/26 .................................... United States 5,400,000 233,622,338
h
Merrill Lynch International & Co. CV into Fifth Third Bancorp,
144A, 10%, 3/10/25 ................................ United States 3,150,000 120,583,695
h
Royal Bank of Canada into Citigroup, Inc., 144A, 8.5%, 8/27/25 . United States 3,700,000 228,714,703
h
Royal Bank of Canada into Citigroup, Inc., 144A, 10%, 10/15/24 United States 6,300,000 303,100,913
h
Royal Bank of Canada into Truist Financial Corp., 144A, 8.5%,
8/04/25 ......................................... United States 2,420,000 104,975,764
1,239,085,097
Biotechnology 0.3%
h
Merrill Lynch International & Co. CV into AbbVie, Inc., 144A,
7.5%, 4/23/25 .................................... United States 1,385,000 266,020,849
Broadline Retail 0.4%
h
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
9%, 11/20/24 ..................................... United States 2,375,000 315,517,937
Building Products 0.2%
h
Wells Fargo Bank NA into Johnson Controls International plc,
144A, 9%, 12/10/24 ................................ United States 2,450,000 142,357,385
Capital Markets 0.9%
h
Goldman Sachs International Bank into Morgan Stanley, 144A,
9%, 12/24/24 ..................................... United States 2,812,000 274,843,530
h
Merrill Lynch International & Co. CV into Charles Schwab Corp.
(The), 144A, 9%, 2/25/25 ............................ United States 3,550,000 229,423,312
h
Merrill Lynch International & Co. CV into Morgan Stanley, 144A,
9%, 7/14/25 ...................................... United States 1,650,000 169,678,312
673,945,154
Chemicals 0.4%
h
Barclays Bank plc into Air Products and Chemicals, Inc., 144A,
8.5%, 3/10/25 .................................... United States 730,000 186,350,048
h
National Bank of Canada into Albemarle Corp., 144A, 12%,
3/31/25 ......................................... United States 830,000 82,522,887
268,872,935

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
g
Equity-Linked Securities
(continued)
Communications Equipment 0.7%
h
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%,
9/17/25 ......................................... United States 5,000,000 $ 259,815,671
h
UBS AG into Cisco Systems, Inc., 144A, 8%, 6/10/25 ........ United States 5,000,000 255,591,380
515,407,051
Consumer Staples Distribution & Retail 0.4%
h
UBS AG into Target Corp., 144A, 10%, 9/15/25 ............. United States 1,900,000 287,954,981
Containers & Packaging 0.5%
h
BNP Paribas SA into International Paper Co., 144A, 9%, 10/20/25 United States 5,100,000 250,614,687
h
Mizuho Markets Cayman LP into International Paper Co., 144A,
10%, 1/22/25 ..................................... United States 2,900,000 122,537,633
373,152,320
Electric Utilities 0.7%
h
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 9%,
4/08/25 ......................................... United States 3,290,000 229,969,161
h
Wells Fargo Bank NA into NextEra Energy, Inc., 144A, 8%,
5/20/25 ......................................... United States 3,500,000 273,415,670
503,384,831
Ground Transportation 0.4%
h
Merrill Lynch BV into Union Pacific Corp., 144A, 8%, 11/05/24 .. United States 1,300,000 309,009,964
Health Care Providers & Services 0.3%
h
Wells Fargo Bank NA into UnitedHealth Group, Inc., 144A, 7%,
7/14/25 ......................................... United States 425,000 225,212,258
Hotels, Restaurants & Leisure 0.3%
h
Wells Fargo Bank NA into Starbucks Corp., 144A, 8%, 3/04/25 . United States 2,500,000 241,346,294
Insurance 0.4%
h
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 10/23/24 United States 3,800,000 273,980,661
Interactive Media & Services 0.7%
h
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
8.5%, 8/20/25 .................................... United States 1,750,000 299,172,506
h
JPMorgan Chase Bank NA into Alphabet, Inc., 144A, 8%, 3/18/25 United States 1,805,000 264,539,034
563,711,540
IT Services 0.3%
h
Barclays Bank plc into International Business Machines Corp.,
144A, 8.5%, 6/09/25 ............................... United States 1,340,000 257,473,767
Media 0.5%
h
BNP Paribas Issuance BV into Comcast Corp., 144A, 8%, 1/15/25 United States 3,100,000 131,681,134
h
JPMorgan Chase Bank NA into Comcast Corp., 144A, 8.5%,
9/02/25 ......................................... United States 6,100,000 250,878,788
382,559,922
Metals & Mining 1.4%
h
BNP Paribas Issuance BV into Freeport-McMoRan, Inc., 144A,
10%, 8/12/25 ..................................... United States 3,100,000 149,634,717
h
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc., 144A, 10%, 5/20/25 ............................ United States 4,100,000 208,022,770
h
Mizuho Markets Cayman LP into Barrick Gold Corp., 144A, 9%,
7/01/25 ......................................... Canada 3,225,000 59,859,239
h
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc., 144A,
11%, 12/10/24 .................................... United States 7,539,000 340,771,798
h
UBS AG into Newmont Corp., 144A, 11%, 1/16/25 ........... United States 6,000,000 279,064,788
1,037,353,312

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
g
Equity-Linked Securities
(continued)
Multi-Utilities 0.2%
h
Wells Fargo Bank NA into Dominion Energy, Inc., 144A, 9%,
1/10/25 ......................................... United States 2,130,000 $ 119,047,919
Oil, Gas & Consumable Fuels 1.2%
h
BNP Paribas Issuance BV into BP plc, 144A, 8.5%, 5/15/25 .... United States 4,750,000 157,212,624
h
Citigroup Global Markets Holdings, Inc. into BP plc, 144A, 10%,
12/30/24 ........................................ United States 6,600,000 216,606,814
h
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9%, 3/12/25 ................................. United States 2,600,000 287,355,318
h
JPMorgan Chase Bank NA into Exxon Mobil Corp., 144A, 8.5%,
11/03/25 ........................................ United States 2,500,000 285,847,139
947,021,895
Pharmaceuticals 0.7%
h
BNP Paribas SA into Pfizer, Inc., 144A, 10.5%, 7/23/25 ....... United States 9,000,000 266,092,483
h
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
9.5%, 5/08/25 .................................... United States 4,800,000 245,646,085
511,738,568
Semiconductors & Semiconductor Equipment 3.4%
h
Barclays Bank plc into Microchip Technology, Inc., 144A, 10%,
10/14/25 ........................................ United States 1,950,000 157,030,456
h
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A,
10%, 10/03/24 .................................... United States 6,700,000 163,260,789
h
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 9%, 11/10/25 ................................ United States 1,670,000 295,384,603
h
Merrill Lynch BV into Micron Technology, Inc., 144A, 10%, 8/18/25 United States 1,615,000 170,458,385
h
Mizuho Markets Cayman LP into Microchip Technology, Inc.,
144A, 10%, 11/12/24 ............................... United States 3,500,000 284,792,443
h
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 3/03/25 ................................ United States 1,850,000 148,832,270
h
National Bank of Canada into Broadcom, Inc., 144A, 11.5%,
5/13/25 ......................................... United States 200,000 279,364,778
h
Royal Bank of Canada into Texas Instruments, Inc., 144A, 8%,
6/11/25 ......................................... United States 800,000 163,697,390
h
Royal Bank of Canada into Texas Instruments, Inc., 144A, 8.5%,
7/15/25 ......................................... United States 890,000 180,422,396
h
UBS AG into Analog Devices, Inc., 144A, 9%, 9/17/25 ........ United States 1,120,000 256,363,522
h
UBS AG into Intel Corp., 144A, 10%, 7/29/25 ............... United States 5,100,000 132,662,927
h
Wells Fargo Bank NA into Intel Corp., 144A, 11%, 2/14/25 ..... United States 4,000,000 102,883,921
h
Wells Fargo Bank NA into QUALCOMM, Inc., 144A, 10%,
10/22/25 ........................................ United States 1,250,000 210,746,220
2,545,900,100
Software 0.7%
h
Merrill Lynch BV into Microsoft Corp, 144A, 7.5%, 10/06/25 .... United States 615,000 265,398,834
h
Mizuho Markets Cayman LP into Oracle Corp., 144A, 8.5%,
2/10/25 ......................................... United States 2,350,000 303,220,341
568,619,175
Specialty Retail 0.7%
h
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc.
(The), 144A, 7.5%, 7/21/25 .......................... United States 745,000 275,756,670
h
J.P. Morgan Structured Products BV into Home Depot, Inc. (The),
144A, 8%, 10/15/25 ................................ United States 735,000 285,256,795
561,013,465
Technology Hardware, Storage & Peripherals 0.8%
h
Barclays Bank plc into Dell Technologies Inc, 144A, 12%, 9/03/25 United States 1,635,000 193,342,319

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
g
Equity-Linked Securities
(continued)
Technology Hardware, Storage & Peripherals (continued)
h
Mizuho Markets Cayman LP into Hewlett Packard Enterprise Co.,
144A, 9.5%, 9/30/25 ............................... United States 9,500,000 $ 179,108,226
h
UBS AG into Apple, Inc., 144A, 7%, 4/02/25 ............... United States 1,150,000 222,195,463
594,646,008
Total Equity-Linked Securities (Cost $13,946,588,770) .........................
14,569,948,433
Convertible Preferred Stocks 0.6%
Chemicals 0.3%
Albemarle Corp., 7.25% .............................. United States 5,500,000 247,500,000
Electric Utilities 0.2%
NextEra Energy, Inc., 7.299% .......................... United States 2,500,000 138,625,000
Financial Services 0.1%
a
FNMA, 5.375% ..................................... United States 4,240 52,152,000
a
Total Convertible Preferred Stocks (Cost $741,511,639) ........................
438,277,000
Preferred Stocks 0.0%
†
Financial Services 0.0%
†
a
FNMA, 8.25%, S .................................... United States 4,000,000 17,120,000
a
Total Preferred Stocks (Cost $93,801,501) ....................................
17,120,000
Principal
Amount
*
Convertible Bonds 0.1%
Pharmaceuticals 0.1%
h
Jazz Investments I Ltd. , Senior Note , 144A, 3.125% , 9/15/30 ... United States 50,000,000 52,325,000
Total Convertible Bonds (Cost $50,000,000) ..................................
52,325,000
Corporate Bonds 45.3%
Aerospace & Defense 1.8%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 .......................... United States 25,000,000 23,149,269
Senior Bond, 3.625%, 2/01/31 ........................ United States 59,000,000 54,069,061
Senior Bond, 3.6%, 5/01/34 .......................... United States 25,000,000 21,318,820
Senior Bond, 3.25%, 2/01/35 ......................... United States 25,000,000 20,364,732
h
Senior Bond, 144A, 6.528%, 5/01/34 ................... United States 25,000,000 26,841,059
Senior Note, 2.196%, 2/04/26 ........................ United States 45,000,000 43,351,394
Senior Note, 5.04%, 5/01/27 ......................... United States 180,000,000 180,588,303
Senior Note, 3.25%, 2/01/28 ......................... United States 70,000,000 66,344,245
Senior Note, 5.15%, 5/01/30 ......................... United States 390,000,000 391,068,608
h
Senior Note, 144A, 6.388%, 5/01/31 ................... United States 20,000,000 21,274,631
h
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 40,000,000 42,337,400
RTX Corp. , Senior Bond , 6.1% , 3/15/34 ...................
United States 25,000,000 27,609,283
Textron, Inc. ,
Senior Bond, 3%, 6/01/30 ........................... United States 30,000,000 27,798,186
Senior Bond, 2.45%, 3/15/31 ......................... United States 40,000,000 34,997,262
h
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.75%, 8/15/28 ............. United States 100,000,000 103,053,800
Senior Secured Note, 144A, 6.375%, 3/01/29 ............ United States 135,000,000 139,450,946
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 50,000,000 52,405,800
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 100,000,000 104,259,200
1,380,281,999

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 2.4% , 5/15/31 .................
United States 29,000,000 $ 25,670,789
Automobile Components 0.3%
h
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 85,000,000 74,905,086
Goodyear Tire & Rubber Co. (The) ,
Senior Bond, 5%, 5/31/26 ........................... United States 57,000,000 56,169,368
i
Senior Bond, 4.875%, 3/15/27 ........................ United States 34,757,000 33,973,491
Senior Bond, 5.25%, 4/30/31 ......................... United States 5,000,000 4,517,181
Senior Note, 5%, 7/15/29 ........................... United States 40,000,000 36,821,312
206,386,438
Automobiles 0.9%
Ford Motor Co. ,
Senior Bond, 4.346%, 12/08/26 ....................... United States 65,000,000 64,463,159
Senior Bond, 3.25%, 2/12/32 ......................... United States 120,000,000 102,233,948
Senior Bond, 6.1%, 8/19/32 .......................... United States 195,000,000 199,948,053
General Motors Co. ,
Senior Bond, 5%, 10/01/28 .......................... United States 25,000,000 25,323,933
Senior Bond, 5.6%, 10/15/32 ......................... United States 25,000,000 25,797,358
Senior Bond, 5.15%, 4/01/38 ......................... United States 140,000,000 134,277,657
h
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.25% , 11/24/25 ................................... Germany 97,000,000 93,416,408
645,460,516
Banks 3.1%
Bank of America Corp. ,
j
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter,
Perpetual ....................................... United States 70,000,000 70,271,670
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 . United States 45,000,000 43,786,255
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ... United States 185,000,000 184,170,329
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 90,000,000 92,294,357
Barclays plc ,
Senior Bond, 4.337%, 1/10/28 ........................ United Kingdom 31,000,000 30,810,639
Senior Bond, 2.645% to 6/23/30, FRN thereafter, 6/24/31 ... United Kingdom 49,000,000 43,815,470
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ... United Kingdom 100,000,000 104,613,366
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .. United Kingdom 75,000,000 86,616,603
Senior Bond, 6.692% to 9/12/33, FRN thereafter, 9/13/34 ... United Kingdom 70,000,000 77,886,637
Senior Note, 7.325% to 11/01/25, FRN thereafter, 11/02/26 .. United Kingdom 30,000,000 30,792,760
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 .... United Kingdom 80,000,000 82,083,013
Sub. Bond, 7.119% to 6/26/33, FRN thereafter, 6/27/34 ..... United Kingdom 55,000,000 61,264,566
Citigroup, Inc. ,
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ... United States 85,000,000 93,404,750
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 155,000,000 165,447,544
Sub. Bond, 5.411% to 9/18/34, FRN thereafter, 9/19/39 ..... United States 50,000,000 49,877,950
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 20,000,000 21,267,700
Senior Note, 5.631% to 1/28/31, FRN thereafter, 1/29/32 .... United States 20,000,000 20,896,188
Fifth Third Bank NA , Senior Note , 5.852% to 10/26/24, FRN
thereafter , 10/27/25 ................................ United States 65,185,000 65,208,273
JPMorgan Chase & Co. ,
j
Junior Sub. Bond, 6.875% to 5/31/29, FRN thereafter,
Perpetual ....................................... United States 50,000,000 53,739,550
Senior Bond, 6.254% to 10/22/33, FRN thereafter, 10/23/34 . United States 90,000,000 100,132,338
Senior Note, 5.04% to 1/22/27, FRN thereafter, 1/23/28 ..... United States 40,000,000 40,674,028
KeyBank NA ,
Senior Note, 5.85%, 11/15/27 ........................ United States 50,000,000 51,856,689

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
KeyBank NA, (continued)
Sub. Bond, 4.9%, 8/08/32 ........................... United States 35,000,000 $ 34,086,838
Morgan Stanley Bank NA , Senior Note , 4.952% to 1/13/27, FRN
thereafter , 1/14/28 ................................. United States 55,000,000 55,836,950
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 6.037% to 10/27/32, FRN thereafter, 10/28/33 . United States 70,000,000 75,675,275
Senior Note, 5.582% to 6/11/28, FRN thereafter, 6/12/29 .... United States 20,000,000 20,822,867
Royal Bank of Canada , Senior Bond , 5% , 2/01/33 ...........
Canada 50,000,000 51,757,743
Truist Bank , Sub. Bond , 2.25% , 3/11/30 ...................
United States 42,645,000 37,631,385
Truist Financial Corp. ,
Senior Note, 6.047% to 6/07/26, FRN thereafter, 6/08/27 .... United States 45,000,000 46,191,081
Sub. Bond, 4.916% to 7/27/32, FRN thereafter, 7/28/33 ..... United States 95,000,000 93,191,452
US Bancorp ,
Senior Bond, 5.85% to 10/20/32, FRN thereafter, 10/21/33 .. United States 45,000,000 48,016,773
Senior Bond, 5.836% to 6/09/33, FRN thereafter, 6/12/34 ... United States 35,000,000 37,384,855
Senior Note, 5.775% to 6/11/28, FRN thereafter, 6/12/29 .... United States 40,000,000 41,932,321
Senior Note, 5.384% to 1/22/29, FRN thereafter, 1/23/30 .... United States 20,000,000 20,774,799
Wells Fargo & Co. ,
Senior Bond, 4.897% to 7/24/32, FRN thereafter, 7/25/33 ... United States 50,000,000 50,589,945
Senior Bond, 5.557% to 7/24/33, FRN thereafter, 7/25/34 ... United States 90,000,000 94,463,158
Senior Bond, 6.491% to 10/22/33, FRN thereafter, 10/23/34 . United States 60,000,000 67,071,499
2,346,337,616
Beverages 0.2%
Coca-Cola Co. (The) , Senior Bond , 1.65% , 6/01/30 ..........
United States 110,000,000 96,972,477
Constellation Brands, Inc. , Senior Bond , 3.15% , 8/01/29 ......
United States 35,000,000 33,225,209
130,197,686
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 4.5%, 5/14/35 .......................... United States 45,000,000 44,874,687
Senior Note, 3.2%, 11/21/29 ......................... United States 65,000,000 62,176,484
Amgen, Inc. ,
Senior Bond, 2.45%, 2/21/30 ......................... United States 25,000,000 22,841,249
Senior Bond, 5.25%, 3/02/33 ......................... United States 50,000,000 52,071,883
Senior Note, 5.25%, 3/02/30 ......................... United States 20,000,000 20,873,922
202,838,225
Broadline Retail 0.0%
†
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 .............
United States 32,500,000 31,420,877
Building Products 0.3%
h
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A,
10.25% , 10/15/28 .................................. United States 39,000,000 40,845,987
h
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 47,600,000 48,217,039
Carrier Global Corp. , Senior Note , 2.722% , 2/15/30 ..........
United States 65,000,000 60,111,354
h
EMRLD Borrower LP / Emerald Co-Issuer, Inc. ,
Senior Secured Note, 144A, 6.625%, 12/15/30 ........... United States 50,000,000 51,617,250
Senior Secured Note, 144A, 6.75%, 7/15/31 ............. United States 20,000,000 20,873,840
Johnson Controls International plc / Tyco Fire & Security Finance
SCA , Senior Bond , 4.9% , 12/01/32 ..................... United States 39,500,000 40,353,197
262,018,667
Capital Markets 1.2%
Brookfield Finance, Inc. , Senior Bond , 4.85% , 3/29/29 ........
Canada 25,000,000 25,501,029

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Charles Schwab Corp. (The) ,
Senior Bond, 5.853% to 5/18/33, FRN thereafter, 5/19/34 ... United States 30,000,000 $ 32,137,401
Senior Bond, 6.136% to 8/23/33, FRN thereafter, 8/24/34 ... United States 30,000,000 32,809,225
Senior Note, 5.643% to 5/18/28, FRN thereafter, 5/19/29 .... United States 25,000,000 26,111,291
Senior Note, 6.196% to 11/16/28, FRN thereafter, 11/17/29 .. United States 40,000,000 42,769,616
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .. United States 100,000,000 87,884,645
Senior Bond, 6.561% to 10/23/33, FRN thereafter, 10/24/34 . United States 100,000,000 112,937,788
Senior Bond, 5.851% to 4/24/34, FRN thereafter, 4/25/35 ... United States 65,000,000 69,869,532
Sub. Bond, 6.75%, 10/01/37 ......................... United States 60,000,000 69,120,215
Morgan Stanley ,
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 . United States 35,000,000 38,934,753
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 .... United States 251,000,000 259,327,971
Senior Bond, 6.627% to 10/31/33, FRN thereafter, 11/01/34 .. United States 30,000,000 33,945,628
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 67,095,000 70,360,956
901,710,050
Chemicals 0.9%
Celanese US Holdings LLC ,
Senior Bond, 6.379%, 7/15/32 ........................ United States 50,000,000 53,479,964
Senior Note, 6.165%, 7/15/27 ........................ United States 40,000,000 41,463,043
Senior Note, 6.55%, 11/15/30 ........................ United States 20,000,000 21,568,799
h
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% ,
5/15/26 ......................................... Switzerland 100,000,000 98,929,080
h
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ......................... United States 25,000,000 24,493,335
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ........
United States 35,000,000 38,630,266
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 25,000,000 24,558,698
h
International Flavors & Fragrances, Inc. ,
Senior Bond, 144A, 2.3%, 11/01/30 .................... United States 75,000,000 65,813,986
Senior Note, 144A, 1.832%, 10/15/27 .................. United States 20,000,000 18,531,633
h
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 .............. United States 30,000,000 30,594,150
h,i
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 38,000,000 41,091,186
h
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ................................... United States 717,000 710,013
h
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 112,500,000 108,282,881
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 135,000,000 130,279,388
698,426,422
Commercial Services & Supplies 0.3%
h
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% ,
8/01/29 ......................................... United States 16,000,000 15,296,915
h
APX Group, Inc. ,
Senior Note, 144A, 5.75%, 7/15/29 .................... United States 80,000,000 79,286,664
Senior Secured Note, 144A, 6.75%, 2/15/27 ............. United States 140,000,000 140,519,400
235,102,979
Communications Equipment 1.3%
h
CommScope LLC ,
Senior Note, 144A, 8.25%, 3/01/27 .................... United States 188,000,000 169,530,485
Senior Note, 144A, 7.125%, 7/01/28 ................... United States 200,000,000 166,043,280
Senior Secured Note, 144A, 6%, 3/01/26 ................ United States 224,085,000 218,202,769
Senior Secured Note, 144A, 4.75%, 9/01/29 ............. United States 53,454,000 44,968,177
h
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ...................... United States 323,000,000 312,906,250

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
h
CommScope Technologies LLC, (continued)
Senior Bond, 144A, 5%, 3/15/27 ...................... United States 45,000,000 $ 37,706,931
949,357,892
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 .........
United States 96,963,000 89,315,458
Consumer Finance 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 50,000,000 45,141,163
Senior Bond, 5.3%, 1/19/34 .......................... Ireland 45,000,000 46,097,880
Senior Bond, 4.95%, 9/10/34 ......................... Ireland 35,000,000 34,824,736
Senior Note, 5.75%, 6/06/28 ......................... Ireland 40,000,000 41,702,876
Capital One Financial Corp. ,
Senior Bond, 3.8%, 1/31/28 .......................... United States 27,300,000 26,718,792
Senior Bond, 5.268% to 5/09/32, FRN thereafter, 5/10/33 ... United States 50,000,000 50,490,026
Senior Bond, 5.817% to 1/31/33, FRN thereafter, 2/01/34 ... United States 85,000,000 88,481,321
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 .... United States 159,532,733 161,468,872
Senior Note, 6.312% to 6/07/28, FRN thereafter, 6/08/29 .... United States 75,000,000 79,019,559
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 .... United States 40,000,000 40,696,395
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 40,000,000 45,475,095
Sub. Bond, 4.2%, 10/29/25 .......................... United States 43,500,000 43,205,693
Sub. Bond, 3.75%, 7/28/26 .......................... United States 74,800,000 73,792,634
Ford Motor Credit Co. LLC ,
Senior Bond, 4.134%, 8/04/25 ........................ United States 50,000,000 49,550,143
Senior Bond, 5.113%, 5/03/29 ........................ United States 85,000,000 84,234,139
Senior Note, 5.125%, 6/16/25 ........................ United States 108,015,000 107,998,005
Senior Note, 3.375%, 11/13/25 ....................... United States 32,000,000 31,399,408
Senior Note, 6.95%, 6/10/26 ......................... United States 35,000,000 36,046,490
Senior Note, 2.7%, 8/10/26 .......................... United States 60,000,000 57,678,819
Senior Note, 4.95%, 5/28/27 ......................... United States 85,000,000 84,812,173
Senior Note, 6.8%, 5/12/28 .......................... United States 92,000,000 96,425,447
Senior Note, 7.35%, 3/06/30 ......................... United States 45,000,000 48,750,166
General Motors Financial Co., Inc. ,
Senior Bond, 4.35%, 1/17/27 ......................... United States 20,000,000 19,959,339
Senior Bond, 3.6%, 6/21/30 .......................... United States 37,720,000 35,254,920
Senior Bond, 3.1%, 1/12/32 .......................... United States 80,000,000 70,010,309
Senior Bond, 6.4%, 1/09/33 .......................... United States 50,000,000 53,334,307
Senior Note, 5%, 4/09/27 ........................... United States 50,000,000 50,561,521
Senior Note, 5.8%, 6/23/28 .......................... United States 50,000,000 51,894,772
Senior Note, 5.8%, 1/07/29 .......................... United States 75,000,000 78,032,987
Senior Note, 4.3%, 4/06/29 .......................... United States 19,000,000 18,605,614
Senior Note, 5.85%, 4/06/30 ......................... United States 20,000,000 20,850,442
John Deere Capital Corp. , Senior Bond , 4.35% , 9/15/32 ......
United States 15,000,000 15,116,445
h
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 15,000,000 15,843,265
1,803,473,753
Consumer Staples Distribution & Retail 0.1%
h
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ........... United States 85,000,000 71,660,336
Containers & Packaging 1.8%
h
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note, 144A, 4%, 9/01/29 ...................... United States 124,275,000 111,043,779
Senior Secured Note, 144A, 6%, 6/15/27 ................ United States 20,115,000 20,278,092
h
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 .................... United States 508,009,000 379,160,290

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
h
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.,
(continued)
Senior Secured Note, 144A, 4.125%, 8/15/26 ............ United States 226,100,000 $ 204,032,640
h
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 325,000,000 333,550,425
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 245,000,000 253,434,738
h
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
Issuer LLC , Senior Secured Note , 144A, 4% , 10/15/27 ...... United States 62,400,000 60,058,296
h
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 ........ United States 20,000,000 20,352,540
1,381,910,800
Diversified REITs 0.3%
VICI Properties LP ,
Senior Bond, 5.125%, 5/15/32 ........................ United States 60,000,000 60,295,440
Senior Bond, 5.75%, 4/01/34 ......................... United States 20,000,000 20,963,320
Senior Note, 4.95%, 2/15/30 ......................... United States 63,357,000 63,784,596
h
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
4.25% , 12/01/26 ................................... United States 100,000,000 99,101,410
244,144,766
Diversified Telecommunication Services 0.6%
h
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ..................... United States 20,000,000 19,975,934
Senior Bond, 144A, 5.125%, 5/01/27 ................... United States 300,100,000 295,585,356
Senior Bond, 144A, 5%, 2/01/28 ...................... United States 126,000,000 122,661,302
Verizon Communications, Inc. , Senior Bond , 4.016% , 12/03/29 .
United States 50,000,000 49,282,206
487,504,798
Electric Utilities 2.2%
American Electric Power Co., Inc. ,
Senior Bond, 5.95%, 11/01/32 ........................ United States 30,000,000 32,535,681
i
Senior Bond, 5.625%, 3/01/33 ........................ United States 30,000,000 31,670,822
Duke Energy Corp. , Senior Bond , 4.5% , 8/15/32 ............
United States 56,891,000 56,284,882
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.25%, 3/15/34 ......................... United States 92,380,000 95,983,702
Senior Note, 1.875%, 1/15/27 ........................ United States 30,000,000 28,494,931
NRG Energy, Inc. ,
h
Senior Bond, 144A, 3.625%, 2/15/31 ................... United States 65,000,000 58,960,330
Senior Note, 5.75%, 1/15/28 ......................... United States 18,075,000 18,223,757
h
Senior Note, 144A, 3.375%, 2/15/29 ................... United States 38,300,000 35,735,443
h
Senior Secured Bond, 144A, 7%, 3/15/33 ............... United States 30,000,000 33,345,300
h
Senior Secured Note, 144A, 2.45%, 12/02/27 ............ United States 30,000,000 28,117,418
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ......................... United States 136,500,000 135,499,448
Senior Bond, 6.15%, 1/15/33 ......................... United States 50,000,000 53,709,122
Senior Bond, 6.4%, 6/15/33 .......................... United States 30,000,000 32,803,224
Senior Note, 3.15%, 1/01/26 ......................... United States 50,000,000 49,070,357
Senior Note, 6.1%, 1/15/29 .......................... United States 49,000,000 51,765,296
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............
United States 107,284,000 106,432,882
Southern Co. (The) ,
Senior Bond, 5.7%, 10/15/32 ......................... United States 45,000,000 48,250,919
Senior Bond, 5.2%, 6/15/33 .......................... United States 50,000,000 51,865,293
Senior Note, 4.85%, 6/15/28 ......................... United States 40,000,000 40,976,783
h
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.5%, 9/01/26 ..................... United States 109,160,000 109,210,061
Senior Note, 144A, 5%, 7/31/27 ...................... United States 61,000,000 60,750,150
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 144,000,000 139,488,797

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
h
Vistra Operations Co. LLC, (continued)
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 79,000,000 $ 85,112,072
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 100,000,000 105,274,800
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 35,000,000 34,325,052
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 75,000,000 84,615,450
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 33,500,000 32,837,081
1,641,339,053
Electrical Equipment 0.1%
Regal Rexnord Corp. ,
Senior Note, 6.3%, 2/15/30 .......................... United States 25,000,000 26,604,666
Senior Note, 6.4%, 4/15/33 .......................... United States 60,000,000 64,212,854
90,817,520
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 4.75% , 6/15/25 ...................
United States 40,000,000 39,905,336
Energy Equipment & Services 0.4%
h
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 United States 42,500,000 42,042,505
h
USA Compression Partners LP / USA Compression Finance
Corp. , Senior Note , 144A, 7.125% , 3/15/29 .............. United States 40,000,000 41,229,680
h
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 245,000,000 255,472,900
338,745,085
Entertainment 0.3%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ....................... United States 100,000,000 100,752,527
Senior Bond, 4.875%, 4/15/28 ........................ United States 89,300,000 91,513,809
Senior Bond, 5.875%, 11/15/28 ....................... United States 50,000,000 53,300,872
245,567,208
Financial Services 0.2%
Fiserv, Inc. ,
Senior Bond, 4.2%, 10/01/28 ......................... United States 52,000,000 51,828,266
Senior Bond, 3.5%, 7/01/29 .......................... United States 40,000,000 38,659,622
Senior Bond, 2.65%, 6/01/30 ......................... United States 38,000,000 34,636,300
Senior Bond, 5.6%, 3/02/33 .......................... United States 30,000,000 31,791,479
156,915,667
Food Products 0.6%
h
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ..... United States 22,000,000 22,230,977
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
h
Senior Bond, 144A, 6.75%, 3/15/34 .................... United States 50,000,000 55,426,071
Senior Note, 5.125%, 2/01/28 ........................ United States 30,000,000 30,431,250
Senior Note, 5.75%, 4/01/33 ......................... United States 110,000,000 114,037,550
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ......................... United States 68,000,000 72,230,348
Senior Bond, 6.875%, 5/15/34 ........................ United States 40,000,000 44,442,040
h
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ................... United States 22,444,000 22,655,557
Senior Bond, 144A, 4.5%, 9/15/31 ..................... United States 50,000,000 46,757,410
Senior Secured Note, 144A, 6.25%, 2/15/32 ............. United States 45,000,000 46,393,110
454,604,313

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation 0.2%
h
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 34,500,000 $ 34,250,298
Senior Bond, 144A, 5.55%, 5/30/33 .................... United Kingdom 55,000,000 56,320,311
Senior Bond, 144A, 5.95%, 10/15/33 ................... United Kingdom 35,000,000 36,887,719
127,458,328
Health Care Equipment & Supplies 0.6%
DENTSPLY SIRONA, Inc. , Senior Bond , 3.25% , 6/01/30 ......
United States 21,249,000 19,528,766
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 105,000,000 113,784,758
h
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 45,000,000 44,186,521
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 265,000,000 251,117,843
h
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.25% , 4/01/29 .......................... United States 25,000,000 25,789,529
454,407,417
Health Care Providers & Services 7.1%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 ........................ United States 81,745,000 80,350,545
Senior Note, 4.625%, 12/15/29 ....................... United States 166,100,000 162,656,239
Senior Note, 3.375%, 2/15/30 ........................ United States 47,000,000 43,346,765
h
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................. United States 500,000,000 453,857,000
Secured Note, 144A, 6.125%, 4/01/30 .................. United States 600,000,000 513,508,860
Senior Note, 144A, 6.875%, 4/01/28 ................... United States 435,000,000 367,738,286
Senior Secured Note, 144A, 8%, 12/15/27 ............... United States 300,000,000 301,231,800
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 500,000,000 551,617,500
CVS Health Corp. ,
Senior Bond, 1.875%, 2/28/31 ........................ United States 35,000,000 29,492,142
Senior Bond, 5.25%, 2/21/33 ......................... United States 145,000,000 148,204,778
Senior Bond, 4.78%, 3/25/38 ......................... United States 61,925,000 58,455,278
h
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 .................... United States 65,000,000 58,684,274
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 285,000,000 271,900,020
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 50,000,000 51,695,250
h
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375% , 2/16/31 ................................... Germany 30,000,000 25,384,391
HCA, Inc. ,
Senior Bond, 5.625%, 9/01/28 ........................ United States 115,000,000 119,425,952
Senior Bond, 4.125%, 6/15/29 ........................ United States 38,500,000 37,907,914
Senior Bond, 2.375%, 7/15/31 ........................ United States 28,716,000 24,841,770
Senior Bond, 5.5%, 6/01/33 .......................... United States 80,000,000 83,102,222
Senior Note, 3.625%, 3/15/32 ........................ United States 82,954,000 76,733,346
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 ...............
United States 35,000,000 37,175,398
h,i
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 50,000,000 47,656,500
h
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 ................... United States 115,000,000 52,788,869
Senior Secured Note, 144A, 5.5%, 9/01/28 .............. United States 170,000,000 122,739,046
Quest Diagnostics, Inc. , Senior Bond , 2.95% , 6/30/30 ........
United States 58,755,000 54,512,481
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 ........................ United States 150,000,000 150,327,600
Senior Bond, 6.875%, 11/15/31 ....................... United States 55,258,000 60,529,337
Senior Note, 6.125%, 10/01/28 ....................... United States 510,000,000 514,477,800
Senior Secured Note, 4.25%, 6/01/29 .................. United States 130,000,000 125,445,879
Senior Secured Note, 4.375%, 1/15/30 ................. United States 30,000,000 28,804,122
Senior Secured Note, 6.125%, 6/15/30 ................. United States 425,000,000 432,476,600
Senior Secured Note, 6.75%, 5/15/31 .................. United States 159,775,000 166,675,043

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .......
United States 125,000,000 $ 132,825,124
5,386,568,131
Health Care Technology 0.1%
h,k
Multiplan Corp. , Senior Note , 144A, PIK, 6% , 10/15/27 ....... United States 100,000,000 62,500,000
Hotels, Restaurants & Leisure 2.8%
h
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ................... United States 99,750,000 101,866,296
i
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 115,000,000 109,464,233
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 52,000,000 54,359,812
Senior Secured Note, 144A, 6.5%, 2/15/32 .............. United States 45,000,000 46,576,755
h
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ................... United States 165,000,000 166,630,995
Senior Note, 144A, 5.75%, 3/01/27 .................... United States 230,000,000 233,076,820
i
Senior Note, 144A, 6%, 5/01/29 ...................... United States 30,000,000 30,414,729
Senior Note, 144A, 10.5%, 6/01/30 .................... United States 97,000,000 105,379,390
Expedia Group, Inc. ,
Senior Bond, 3.8%, 2/15/28 .......................... United States 57,000,000 55,944,257
Senior Note, 5%, 2/15/26 ........................... United States 30,000,000 30,170,132
Senior Note, 3.25%, 2/15/30 ......................... United States 60,000,000 56,603,370
h
Senior Note, 144A, 6.25%, 5/01/25 .................... United States 54,596,000 54,741,940
h
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 .................... United States 75,000,000 69,923,468
Senior Secured Note, 144A, 4.625%, 1/15/29 ............ United States 140,000,000 133,780,948
h
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 6.125% ,
4/01/32 ......................................... United States 40,000,000 41,216,000
Marriott International, Inc. ,
Senior Note, 5%, 10/15/27 .......................... United States 25,000,000 25,518,145
Senior Note, 4.9%, 4/15/29 .......................... United States 20,000,000 20,421,489
h
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 4.25%, 7/01/26 .................... United States 20,000,000 19,788,416
Senior Note, 144A, 5.5%, 4/01/28 ..................... United States 50,000,000 50,665,195
h
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ..................... United States 367,152,000 367,219,079
Senior Bond, 144A, 5.25%, 5/15/27 .................... United States 135,000,000 135,195,075
h
Wynn Macau Ltd. ,
i
Senior Bond, 144A, 5.5%, 10/01/27 .................... Macau 51,457,000 50,347,721
Senior Note, 144A, 5.5%, 1/15/26 ..................... Macau 50,000,000 49,658,565
h
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Note, 144A, 7.125%, 2/15/31 ................... United States 30,000,000 32,385,683
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 100,000,000 101,367,139
2,142,715,652
Household Durables 0.1%
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 20,000,000 20,902,220
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note, 4.75%, 2/15/28 ......................... United States 34,630,000 33,909,398
Senior Note, 4.75%, 4/01/29 ......................... United States 49,895,000 48,396,209
103,207,827
Household Products 0.1%
h
Energizer Holdings, Inc. ,
Senior Note, 144A, 6.5%, 12/31/27 .................... United States 20,000,000 20,417,760
i
Senior Note, 144A, 4.75%, 6/15/28 .................... United States 24,000,000 23,311,423
43,729,183

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 0.6%
h
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ................... United States 192,000,000 $ 189,469,920
Senior Note, 144A, 4.625%, 2/01/29 ................... United States 22,000,000 21,266,797
Senior Secured Bond, 144A, 3.75%, 3/01/31 ............. United States 40,000,000 37,102,317
Senior Secured Note, 144A, 4.5%, 2/15/28 .............. United States 122,475,000 119,667,138
h,j
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ............................... United States 90,000,000 91,948,860
459,455,032
Insurance 0.2%
h
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 30,000,000 32,225,841
h
Northwestern Mutual Global Funding , Secured Note , 144A,
4.35% , 9/15/27 ................................... United States 40,000,000 40,442,628
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28,
FRN thereafter , 9/15/48 ............................. United States 65,000,000 65,873,860
138,542,329
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. , Senior Note , 3.85% , 8/15/32 ...........
United States 35,000,000 34,041,090
IT Services 0.0%
†
Twilio, Inc. , Senior Bond , 3.875% , 3/15/31 .................
United States 40,000,000 36,995,200
Machinery 0.1%
Parker-Hannifin Corp. , Senior Bond , 3.25% , 6/14/29 .........
United States 10,000,000 9,602,175
h
TK Elevator US Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ......................................... Germany 35,000,000 34,649,888
44,252,063
Media 0.7%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured Note ,
4.908% , 7/23/25 ................................... United States 150,000,000 149,795,291
h
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 179,000,000 160,322,055
Senior Secured Note, 144A, 5.125%, 8/15/27 ............ United States 80,417,564 79,117,027
h
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 55,000,000 53,217,366
h
Univision Communications, Inc. ,
Senior Secured Note, 144A, 6.625%, 6/01/27 ............ United States 60,000,000 60,235,740
Senior Secured Note, 144A, 8%, 8/15/28 ................ United States 30,000,000 30,697,800
Senior Secured Note, 144A, 7.375%, 6/30/30 ............ United States 4,500,000 4,358,874
537,744,153
Metals & Mining 1.2%
h
Alcoa Nederland Holding BV ,
Senior Note, 144A, 5.5%, 12/15/27 .................... United States 104,742,000 105,229,725
Senior Note, 144A, 4.125%, 3/31/29 ................... United States 101,547,000 97,488,156
ArcelorMittal SA ,
i
Senior Bond, 6.8%, 11/29/32 ......................... Luxembourg 55,000,000 61,379,772
Senior Note, 6.55%, 11/29/27 ........................ Luxembourg 25,000,000 26,543,479
h
Cleveland-Cliffs, Inc. , Senior Bond , 144A, 4.875% , 3/01/31 .... United States 25,000,000 23,256,105
h
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ................... Australia 198,000,000 185,203,189
i
Senior Bond, 144A, 6.125%, 4/15/32 ................... Australia 32,500,000 33,277,042
Senior Note, 144A, 4.5%, 9/15/27 ..................... Australia 16,000,000 15,759,383
Senior Note, 144A, 5.875%, 4/15/30 ................... Australia 62,035,000 62,891,269

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ......................... United States 61,402,000 $ 62,276,902
Senior Bond, 5.4%, 11/14/34 ......................... United States 59,500,000 61,770,342
h
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 .... Australia 95,000,000 85,211,835
h,i
Mineral Resources Ltd. ,
Senior Note, 144A, 8%, 11/01/27 ...................... Australia 20,000,000 20,562,760
Senior Note, 144A, 8.5%, 5/01/30 ..................... Australia 35,000,000 36,500,415
877,350,374
Multi-Utilities 0.2%
Dominion Energy, Inc. ,
Senior Note, 5.375%, 11/15/32 ....................... United States 32,854,000 34,406,036
A, Senior Note, 4.35%, 8/15/32 ....................... United States 30,000,000 29,664,343
C, Senior Note, 3.375%, 4/01/30 ...................... United States 30,000,000 28,443,279
NiSource, Inc. , Senior Bond , 3.6% , 5/01/30 ................
United States 10,000,000 9,605,415
Sempra , Senior Bond , 5.5% , 8/01/33 .....................
United States 35,000,000 36,727,191
Southern Co. Gas Capital Corp. , Senior Bond , 5.15% , 9/15/32 .
United States 40,000,000 41,421,910
180,268,174
Oil, Gas & Consumable Fuels 2.9%
BP Capital Markets America, Inc. , Senior Bond , 3.633% , 4/06/30
United States 46,500,000 45,156,017
h
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ...................... United States 224,172,000 223,944,824
Senior Note, 144A, 8.125%, 1/15/27 ................... United States 124,000,000 120,784,679
Senior Note, 144A, 9.75%, 7/15/28 .................... United States 73,565,000 72,365,883
Senior Secured Note, 144A, 9.25%, 7/15/29 ............. United States 140,000,000 144,016,740
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 5.125%, 6/30/27 ................. United States 87,973,000 89,442,958
Senior Secured Note, 3.7%, 11/15/29 .................. United States 92,245,000 88,729,861
Cheniere Energy Partners LP , Senior Note , 5.95% , 6/30/33 ....
United States 30,000,000 31,765,380
h
Cheniere Energy, Inc. , Senior Bond , 144A, 5.65% , 4/15/34 .... United States 40,000,000 41,416,000
h
CITGO Petroleum Corp. ,
Senior Secured Note, 144A, 7%, 6/15/25 ................ United States 33,224,000 33,263,749
Senior Secured Note, 144A, 6.375%, 6/15/26 ............ United States 77,000,000 77,185,416
h
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 .... United States 25,000,000 26,494,700
Energy Transfer LP ,
Senior Bond, 5.75%, 2/15/33 ......................... United States 30,000,000 31,399,769
Senior Bond, 6.55%, 12/01/33 ........................ United States 25,000,000 27,617,325
h
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% ,
4/15/30 ......................................... United States 25,000,000 24,390,237
Kinder Morgan, Inc. ,
Senior Bond, 5.2%, 6/01/33 .......................... United States 87,000,000 88,108,152
Senior Bond, 5.4%, 2/01/34 .......................... United States 50,000,000 51,257,960
Senior Note, 5%, 2/01/29 ........................... United States 40,000,000 40,871,952
h
Matador Resources Co. ,
Senior Note, 144A, 6.5%, 4/15/32 ..................... United States 35,000,000 34,973,974
Senior Note, 144A, 6.25%, 4/15/33 .................... United States 40,000,000 39,429,118
Occidental Petroleum Corp. ,
Senior Bond, 6.625%, 9/01/30 ........................ United States 80,000,000 86,358,080
Senior Bond, 6.125%, 1/01/31 ........................ United States 52,000,000 54,907,736
Senior Note, 5.5%, 12/01/25 ......................... United States 30,000,000 30,149,910
Senior Note, 6.375%, 9/01/28 ........................ United States 60,000,000 63,138,180
h
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% ,
3/01/30 ......................................... United States 40,050,000 36,687,984
h
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 25,000,000 26,223,025

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
h
Venture Global LNG, Inc. ,
j
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 230,000,000 $ 233,310,599
Senior Secured Note, 144A, 8.125%, 6/01/28 ............ United States 14,500,000 15,126,248
Senior Secured Note, 144A, 7%, 1/15/30 ................ United States 20,000,000 20,447,240
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 50,000,000 52,830,300
Williams Cos., Inc. (The) ,
Senior Bond, 3.5%, 11/15/30 ......................... United States 130,000,000 122,939,300
Senior Bond, 2.6%, 3/15/31 .......................... United States 61,000,000 53,923,784
Senior Bond, 4.65%, 8/15/32 ......................... United States 35,000,000 34,785,093
Senior Bond, 5.65%, 3/15/33 ......................... United States 55,000,000 57,604,971
2,221,047,144
Passenger Airlines 2.0%
h
American Airlines Group, Inc. ,
Senior Note, 144A, 3.75%, 3/01/25 .................... United States 64,000,000 63,401,171
k
Senior Secured Note, 144A, PIK, 10.75%, 2/15/26 ......... United States 145,000,000 149,350,000
h
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 75,000,000 79,622,937
h
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 150,499,999 150,194,105
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 185,795,000 185,640,344
h
Avianca Midco 2 plc , Senior Secured Note , 144A, 9% , 12/01/28 United Kingdom 60,000,000 59,900,285
h
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............. United States 39,013,467 38,782,413
Senior Secured Note, 144A, 4.75%, 10/20/28 ............ United States 341,718,000 341,414,301
h
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 70,000,000 73,800,300
h
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ..... United States 107,525,000 108,942,610
h
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 ............ United States 107,762,000 106,117,405
Senior Secured Note, 144A, 4.625%, 4/15/29 ............ United States 136,643,000 132,122,720
1,489,288,591
Personal Care Products 0.2%
h
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....... United States 30,000,000 31,426,890
Haleon US Capital LLC ,
Senior Note, 3.375%, 3/24/29 ........................ United States 30,000,000 28,976,122
Senior Note, 3.625%, 3/24/32 ........................ United States 65,043,000 61,201,048
121,604,060
Pharmaceuticals 1.3%
h,i
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .... Canada 467,060,000 463,337,485
h
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ................... United States 47,000,000 42,963,875
Senior Secured Note, 144A, 11%, 9/30/28 ............... United States 250,000,000 233,750,000
h
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 50,000,000 53,639,150
Royalty Pharma plc , Senior Note , 2.2% , 9/02/30 ............
United States 10,000,000 8,759,552
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 ........................ Israel 27,220,000 27,258,217
Senior Note, 6.75%, 3/01/28 ......................... Israel 26,000,000 27,119,378
Senior Note, 7.875%, 9/15/29 ........................ Israel 25,000,000 27,650,550
Senior Note, 8.125%, 9/15/31 ........................ Israel 30,000,000 34,432,620
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .......
United States 58,161,000 57,612,053

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 ...................
United States 40,000,000 $ 35,557,215
1,012,080,095
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 ........................ United States 20,000,000 19,757,548
Senior Bond, 4.3%, 11/15/32 ......................... United States 140,000,000 137,560,042
h
Senior Bond, 144A, 2.45%, 2/15/31 .................... United States 80,000,000 70,917,210
h
Senior Bond, 144A, 4.15%, 4/15/32 .................... United States 35,000,000 33,967,670
h
Senior Bond, 144A, 3.469%, 4/15/34 ................... United States 66,000,000 59,458,641
h
Senior Note, 144A, 4%, 4/15/29 ...................... United States 28,000,000 27,593,096
h
Entegris, Inc. , Senior Secured Note , 144A, 4.75% , 4/15/29 .... United States 60,000,000 59,181,012
Intel Corp. ,
Senior Bond, 5.2%, 2/10/33 .......................... United States 25,000,000 25,340,316
Senior Note, 5.125%, 2/10/30 ........................ United States 30,000,000 30,660,761
Micron Technology, Inc. ,
Senior Bond, 5.327%, 2/06/29 ........................ United States 25,000,000 25,843,838
Senior Bond, 4.663%, 2/15/30 ........................ United States 34,000,000 34,181,344
Senior Bond, 5.875%, 2/09/33 ........................ United States 40,000,000 42,739,982
Senior Note, 6.75%, 11/01/29 ........................ United States 55,000,000 60,447,351
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 3.4% ,
5/01/30 ......................................... China 31,200,000 29,480,384
h
Qorvo, Inc. , Senior Bond , 144A, 3.375% , 4/01/31 ........... United States 30,800,000 27,608,473
684,737,668
Software 0.8%
h
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 55,000,000 53,698,574
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ......................... United States 100,000,000 97,237,301
Senior Bond, 3.25%, 11/15/27 ........................ United States 40,000,000 38,951,468
Senior Bond, 2.95%, 4/01/30 ......................... United States 30,000,000 27,907,231
Senior Bond, 2.875%, 3/25/31 ........................ United States 101,000,000 91,932,444
Senior Bond, 6.25%, 11/09/32 ........................ United States 95,000,000 105,151,061
Roper Technologies, Inc. ,
Senior Bond, 2%, 6/30/30 ........................... United States 20,000,000 17,579,521
Senior Bond, 1.75%, 2/15/31 ......................... United States 20,000,000 16,930,481
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................
United States 155,000,000 147,197,717
596,585,798
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 20,000,000 19,588,153
Senior Bond, 2.9%, 1/15/30 .......................... United States 30,000,000 27,755,739
Senior Bond, 5.65%, 3/15/33 ......................... United States 105,000,000 110,990,905
Senior Note, 5.5%, 3/15/28 .......................... United States 20,000,000 20,721,389
Crown Castle, Inc. ,
Senior Bond, 3.3%, 7/01/30 .......................... United States 74,583,000 69,774,729
Senior Bond, 5.1%, 5/01/33 .......................... United States 60,000,000 60,791,314
h
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ...... United States 65,000,000 64,561,133
Weyerhaeuser Co. , Senior Bond , 3.375% , 3/09/33 ..........
United States 42,300,000 38,691,802
412,875,164
Specialty Retail 0.7%
AutoNation, Inc. ,
Senior Bond, 4.75%, 6/01/30 ......................... United States 40,959,000 40,789,177
Senior Bond, 2.4%, 8/01/31 .......................... United States 44,451,000 37,735,199
Senior Bond, 3.85%, 3/01/32 ......................... United States 32,953,000 30,408,915

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 30,000,000 $ 31,293,510
Home Depot, Inc. (The) ,
Senior Bond, 1.375%, 3/15/31 ........................ United States 40,000,000 33,691,866
Senior Bond, 5.875%, 12/16/36 ....................... United States 20,000,000 22,372,462
Senior Note, 4.5%, 9/15/32 .......................... United States 30,000,000 30,694,407
Lowe's Cos., Inc. ,
Senior Bond, 2.625%, 4/01/31 ........................ United States 40,000,000 35,969,309
Senior Bond, 3.75%, 4/01/32 ......................... United States 88,000,000 84,003,060
Senior Bond, 5%, 4/15/33 ........................... United States 115,000,000 118,644,310
i
Senior Bond, 5.15%, 7/01/33 ......................... United States 35,000,000 36,489,915
TJX Cos., Inc. (The) , Senior Bond , 1.6% , 5/15/31 ...........
United States 20,000,000 16,980,974
519,073,104
Technology Hardware, Storage & Peripherals 0.5%
i
Apple, Inc. , Senior Bond , 4.3% , 5/10/33 ................... United States 40,000,000 41,267,877
Dell International LLC / EMC Corp. ,
i
Senior Bond, 5.75%, 2/01/33 ......................... United States 40,000,000 42,942,355
Senior Note, 5.3%, 10/01/29 ......................... United States 55,000,000 57,305,738
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 30,000,000 29,712,811
Senior Note, 4.85%, 10/15/31 ........................ United States 30,000,000 29,947,498
HP, Inc. ,
i
Senior Bond, 5.5%, 1/15/33 .......................... United States 70,000,000 73,659,628
Senior Note, 4%, 4/15/29 ........................... United States 123,630,000 121,663,999
396,499,906
Textiles, Apparel & Luxury Goods 0.1%
h,i
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 19,200,000 20,742,605
Tapestry, Inc. , Senior Bond , 7.85% , 11/27/33 ...............
United States 30,000,000 32,541,592
53,284,197
Tobacco 0.7%
BAT Capital Corp. ,
Senior Bond, 2.726%, 3/25/31 ........................ United Kingdom 25,000,000 22,364,189
Senior Bond, 6.421%, 8/02/33 ........................ United Kingdom 53,500,000 58,784,739
Senior Bond, 6%, 2/20/34 ........................... United Kingdom 40,000,000 42,771,260
Senior Note, 3.557%, 8/15/27 ........................ United Kingdom 212,000,000 207,721,723
Senior Note, 2.259%, 3/25/28 ........................ United Kingdom 37,812,000 35,192,996
Philip Morris International, Inc. ,
Senior Bond, 5.75%, 11/17/32 ........................ United States 41,000,000 44,080,045
Senior Bond, 5.375%, 2/15/33 ........................ United States 70,000,000 73,235,193
Senior Bond, 5.625%, 9/07/33 ........................ United States 15,000,000 15,976,473
500,126,618
Trading Companies & Distributors 0.4%
United Rentals North America, Inc. ,
Senior Bond, 4.875%, 1/15/28 ........................ United States 140,000,000 139,071,996
Senior Bond, 3.875%, 2/15/31 ........................ United States 45,000,000 41,897,758
Senior Bond, 3.75%, 1/15/32 ......................... United States 31,000,000 28,329,006
h
Senior Secured Note, 144A, 6%, 12/15/29 ............... United States 73,800,000 76,235,179
285,533,939
Water Utilities 0.1%
American Water Capital Corp. , Senior Bond , 4.45% , 6/01/32 ...
United States 40,336,000 40,552,909
Wireless Telecommunication Services 0.4%
Sprint LLC , Senior Note , 7.625% , 3/01/26 .................
United States 86,300,000 89,209,173

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
h
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Bond , 144A, 5.152% ,
3/20/28 ......................................... United States 63,000,000 $ 63,636,424
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 .......................... United States 45,000,000 46,646,881
Senior Note, 3.375%, 4/15/29 ........................ United States 68,000,000 65,317,692
264,810,170
Total Corporate Bonds (Cost $33,162,101,209) ................................
34,288,448,565
l
Senior Floating Rate Interests 0.0%
†
Building Products 0.0%
†
m
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 7.557%, (3-month SOFR + 2.5%), 8/04/31 .. United States 35,000,000 34,971,825
Total Senior Floating Rate Interests (Cost $34,913,250) ........................
34,971,825
U.S. Government and Agency Securities 9.3%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................................... United States 600,000,000 541,675,782
3.875%, 5/15/43 ................................... United States 250,000,000 240,771,485
4.125%, 8/15/53 ................................... United States 1,500,000,000 1,494,199,215
U.S. Treasury Notes ,
4.125%, 10/31/27 .................................. United States 1,250,000,000 1,270,043,950
4%, 10/31/29 ..................................... United States 1,000,000,000 1,018,710,940
2.75%, 8/15/32 ................................... United States 1,000,000,000 934,687,500
3.875%, 8/15/33 ................................... United States 1,500,000,000 1,512,480,465
Total U.S. Government and Agency Securities (Cost $6,783,072,474) ............
7,012,569,337
Asset-Backed Securities 0.1%
Passenger Airlines 0.1%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ......................... United States 50,294,583 51,376,198
2023-1, A, 5.8%, 1/15/36 ............................ United States 48,882,850 51,494,622
102,870,820
a a a a a a
Total Asset-Backed Securities (Cost $99,013,976) .............................
102,870,820
Mortgage-Backed Securities 1.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.6%
FHLMC Pool, 30 Year, 5%, 5/01/53 ...................... United States 166,075,465 166,149,849
FHLMC Pool, 30 Year, 5.5%, 6/01/53 - 11/01/53 ............ United States 249,370,123 252,391,489
418,541,338
Federal National Mortgage Association (FNMA) Fixed Rate 0.6%
FNMA, 30 Year, 4%, 8/01/49 ........................... United States 23,547,930 23,017,214
FNMA, 30 Year, 5%, 5/01/53 - 11/01/53 ................... United States 367,245,331 367,303,469
FNMA, 30 Year, 5.5%, 7/01/53 ......................... United States 80,782,815 81,773,978
472,094,661
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA II, Single-family, 30 Year, 5.5%, 5/20/53 ............. United States 79,497,880 80,368,840
Total Mortgage-Backed Securities (Cost $940,605,644) .........................
971,004,839

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,c,e
Endo, Inc., Escrow Account ............................ United States 307,256,000 $ —
Total Escrows and Litigation Trusts (Cost $–) .................................
—
Total Long Term Investments (Cost $70,342,766,078) ..........................
74,723,984,183
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
d,n
Institutional Fiduciary Trust - Money Market Portfolio, 4.74% ... United States 298,170,275 298,170,275
Total Money Market Funds (Cost $298,170,275) ...............................
298,170,275
o
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
d,n
Institutional Fiduciary Trust - Money Market Portfolio, 4.74% ... United States 177,261,000 177,261,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $177,261,000) ........................................................
177,261,000
Total Short Term Investments (Cost $475,431,275 ) .............................
475,431,275
a
Total Investments (Cost $70,818,197,353) 99.3% ..............................
$75,199,415,458
Options Written (0.1)% .....................................................
(57,067,500)
Other Assets, less Liabilities 0.8% ...........................................
596,835,205
Net Assets 100.0% .........................................................
$75,739,183,163
a a a
Number of
Contracts
Notional
Amount
#
p
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
Abbott Laboratories, Inc., October Strike Price $115.00, Expires
10/18/24 ........................................ 5,000 57,005,000 (1,095,000)
Amgen, Inc., November Strike Price $370.00, Expires 11/15/24 . 5,000 161,105,000 (1,175,000)
Bank of America Corp., October Strike Price $42.00, Expires
10/18/24 ........................................ 20,000 79,360,000 (560,000)
Boeing Co. (The), November Strike Price $185.00, Expires
11/15/24 ........................................ 10,000 152,040,000 (1,570,000)
Citigroup, Inc., October Strike Price $65.00, Expires 10/18/24 .. 10,000 62,600,000 (850,000)
CVS Health Corp., October Strike Price $60.00, Expires 10/18/24 5,000 31,440,000 (2,010,000)
Duke Energy Corp., October Strike Price $115.00, Expires
10/18/24 ........................................ 5,000 57,650,000 (975,000)
Home Depot, Inc. (The), November Strike Price $420.00, Expires
11/15/24 ........................................ 5,000 202,600,000 (4,385,000)
Honeywell International, Inc., October Strike Price $210.00,
Expires 10/18/24 .................................. 5,000 103,355,000 (990,000)
International Business Machines Corp., October Strike Price
$200.00, Expires 10/18/24 ........................... 7,500 165,810,000 (15,682,500)
JPMorgan Chase & Co., November Strike Price $225.00, Expires
11/15/24 ........................................ 10,000 210,860,000 (2,620,000)
Lockheed Martin Corp., October Strike Price $575.00, Expires
10/18/24 ........................................ 2,500 146,140,000 (3,230,000)

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 100 .
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
p
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
PepsiCo, Inc., November Strike Price $185.00, Expires 11/15/24 10,000 170,050,000 $ (620,000)
Procter & Gamble Co. (The), October Strike Price $175.00,
Expires 10/18/24 .................................. 10,000 173,200,000 (2,230,000)
Rio Tinto plc, November Strike Price $75.00, Expires 11/15/24 .. 5,000 35,585,000 (650,000)
Rio Tinto plc, December Strike Price $75.00, Expires 12/20/24 . 5,000 35,585,000 (1,000,000)
(39,642,500)
Puts - Exchange-Traded
Equity Options
Abbott Laboratories, Inc., October Strike Price $105.00, Expires
10/18/24 ........................................ 5,000 57,005,000 (270,000)
Amgen, Inc., November Strike Price $300.00, Expires 11/15/24 . 5,000 161,105,000 (3,625,000)
Boeing Co. (The), November Strike Price $145.00, Expires
11/15/24 ........................................ 10,000 152,040,000 (6,030,000)
Exxon Mobil Corp., October Strike Price $105.00, Expires
10/18/24 ........................................ 10,000 117,220,000 (160,000)
Exxon Mobil Corp., November Strike Price $105.00, Expires
11/15/24 ........................................ 15,000 175,830,000 (1,320,000)
Honeywell International, Inc., October Strike Price $190.00,
Expires 10/18/24 .................................. 5,000 103,355,000 (150,000)
International Business Machines Corp., October Strike Price
$185.00, Expires 10/18/24 ........................... 5,000 110,540,000 (50,000)
JPMorgan Chase & Co., October Strike Price $185.00, Expires
10/18/24 ........................................ 10,000 210,860,000 (360,000)
Microsoft Corp., November Strike Price $360.00, Expires 11/15/24 5,000 215,150,000 (595,000)
PepsiCo, Inc., November Strike Price $170.00, Expires 11/15/24 5,000 85,025,000 (2,175,000)
Procter & Gamble Co. (The), October Strike Price $160.00,
Expires 10/18/24 .................................. 10,000 173,200,000 (420,000)
Procter & Gamble Co. (The), November Strike Price $160.00,
Expires 11/15/24 .................................. 10,000 173,200,000 (960,000)
Schlumberger NV, November Strike Price $40.00, Expires
11/15/24 ........................................ 10,000 41,950,000 (1,210,000)
Starbucks Corp., October Strike Price $85.00, Expires 10/18/24 10,000 97,490,000 (100,000)
(17,425,000)
Total Options Written (Premiums received $44,798,643) ........................
$ (57,067,500)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at year end.
c
See Note 10 regarding holdings of 5% voting securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.

Franklin Custodian Funds
Schedule of Investments
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

f
Security is a business development company. See Note 1(f).
g
See Note 1(d) regarding equity-linked securities.
h
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $31,534,317,282, representing 41.6% of net assets.
i
A portion or all of the security is on loan at September 30, 2024. See Note 1(e).
j
Perpetual security with no stated maturity date.
k
Income may be received in additional securities and/or cash.
l
See Note 1(g) regarding senior floating rate interests.
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
The rate shown is the annualized seven-day effective yield at period end.
o
See Note 1(e) regarding securities on loan.
p
See Note 1(c) regarding written options.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

1
a
Year Ended September 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.86 $5.03 $5.89 $6.09 $6.07
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.12 0.08 0.05 0.10
Net realized and unrealized gains (losses) ........... 0.35 (0.14) (0.81) (0.12) 0.08
Total from investment operations .................... 0.49 (0.02) (0.73) (0.07) 0.18
Less distributions from:
Net investment income .......................... (0.16) (0.15) (0.13) (0.13) (0.16)
Net asset value, end of year ....................... $5.19 $4.86 $5.03 $5.89 $6.09
Total return
c
................................... 10.25% (0.49)% (12.50)% (1.15)% 3.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.85% 0.81% 0.87% 0.87% 0.89%
Expenses net of waiver and payments by affiliates ....... 0.84% 0.80% 0.86%
d
0.87%
d,e
0.88%
d
Net investment income ........................... 2.79% 2.45% 1.44% 0.79% 1.58%
Supplemental data
Net assets, end of year (000’s) ..................... $592,336 $607,527 $687,607 $1,020,574 $1,097,545
Portfolio turnover rate ............................ 30.97% 2.81% 53.63% 89.16% 65.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.86 $5.03 $5.90 $6.09 $6.07
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.13 0.09 0.05 0.10
Net realized and unrealized gains (losses) ........... 0.36 (0.14) (0.82) (0.10) 0.09
Total from investment operations .................... 0.51 (0.01) (0.73) (0.05) 0.19
Less distributions from:
Net investment income .......................... (0.17) (0.16) (0.14) (0.14) (0.17)
Net asset value, end of year ....................... $5.20 $4.86 $5.03 $5.90 $6.09
Total return
c
................................... 10.58% (0.38)% (12.55)% (0.89)% 3.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.74% 0.70% 0.76% 0.77% 0.78%
Expenses net of waiver and payments by affiliates ....... 0.74%
d
0.69% 0.76%
d,e
0.76%
e
0.77%
e
Net investment income ........................... 2.90% 2.55% 1.56% 0.90% 1.69%
Supplemental data
Net assets, end of year (000’s) ..................... $1,293,199 $1,362,598 $1,592,268 $2,104,978 $2,661,888
Portfolio turnover rate ............................ 30.97% 2.81% 53.63% 89.16% 65.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.82 $5.00 $5.85 $6.04 $6.03
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.10 0.06 0.02 0.07
Net realized and unrealized gains (losses) ........... 0.35 (0.15) (0.80) (0.10) 0.08
Total from investment operations .................... 0.47 (0.05) (0.74) (0.08) 0.15
Less distributions from:
Net investment income .......................... (0.14) (0.13) (0.11) (0.11) (0.14)
Net asset value, end of year ....................... $5.15 $4.82 $5.00 $5.85 $6.04
Total return
c
................................... 9.88% (1.12)% (12.77)% (1.41)% 2.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.25% 1.21% 1.27% 1.27% 1.29%
Expenses net of waiver and payments by affiliates ....... 1.24% 1.20% 1.26%
d
1.27%
d,e
1.28%
d
Net investment income ........................... 2.39% 2.04% 1.04% 0.39% 1.18%
Supplemental data
Net assets, end of year (000’s) ..................... $43,646 $60,693 $116,145 $196,643 $354,483
Portfolio turnover rate ............................ 30.97% 2.81% 53.63% 89.16% 65.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.86 $5.03 $5.89 $6.09 $6.07
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.11 0.07 0.03 0.08
Net realized and unrealized gains (losses) ........... 0.35 (0.14) (0.81) (0.11) 0.08
Total from investment operations .................... 0.48 (0.03) (0.74) (0.08) 0.16
Less distributions from:
Net investment income .......................... (0.15) (0.14) (0.12) (0.12) (0.14)
Net asset value, end of year ....................... $5.19 $4.86 $5.03 $5.89 $6.09
Total return .................................... 9.97% (0.74)% (12.72)% (1.41)% 2.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.05% 1.12% 1.11% 1.13%
Expenses net of waiver and payments by affiliates ....... 1.09% 1.05%
c
1.11%
d
1.11%
c,d
1.12%
d
Net investment income ........................... 2.54% 2.20% 1.20% 0.55% 1.34%
Supplemental data
Net assets, end of year (000’s) ..................... $13,803 $14,078 $15,476 $19,513 $27,746
Portfolio turnover rate ............................ 30.97% 2.81% 53.63% 89.16% 65.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.88 $5.06 $5.92 $6.12 $6.10
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.14 0.10 0.07 0.12
Net realized and unrealized gains (losses) ........... 0.36 (0.15) (0.81) (0.12) 0.08
Total from investment operations .................... 0.52 (0.01) (0.71) (0.05) 0.20
Less distributions from:
Net investment income .......................... (0.18) (0.17) (0.15) (0.15) (0.18)
Net asset value, end of year ....................... $5.22 $4.88 $5.06 $5.92 $6.12
Total return .................................... 10.81% (0.34)% (12.11)% (0.80)% 3.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.46% 0.50% 0.53% 0.54%
Expenses net of waiver and payments by affiliates ....... 0.50% 0.45% 0.50%
c,d
0.51%
c
0.52%
c
Net investment income ........................... 3.14% 2.80% 1.81% 1.15% 1.96%
Supplemental data
Net assets, end of year (000’s) ..................... $186,048 $204,317 $202,611 $304,650 $361,791
Portfolio turnover rate ............................ 30.97% 2.81% 53.63% 89.16% 65.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.88 $5.05 $5.92 $6.11 $6.10
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.14 0.09 0.06 0.11
Net realized and unrealized gains (losses) ........... 0.35 (0.15) (0.81) (0.10) 0.07
Total from investment operations .................... 0.50 (0.01) (0.72) (0.04) 0.18
Less distributions from:
Net investment income .......................... (0.17) (0.16) (0.15) (0.15) (0.17)
Net asset value, end of year ....................... $5.21 $4.88 $5.05 $5.92 $6.11
Total return .................................... 10.48% (0.24)% (12.39)% (0.74)% 3.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.55% 0.62% 0.62% 0.64%
Expenses net of waiver and payments by affiliates ....... 0.59% 0.55%
c
0.61%
d
0.62%
c,d
0.63%
d
Net investment income ........................... 3.04% 2.70% 1.67% 1.04% 1.84%
Supplemental data
Net assets, end of year (000’s) ..................... $255,448 $262,569 $300,303 $692,010 $743,012
Portfolio turnover rate ............................ 30.97% 2.81% 53.63% 89.16% 65.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2024
Franklin U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 3.5%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... $ 37,500,000 $ 40,984,864
4.5%, 2/15/44 .................................................... 33,400,000 34,861,250
4.625%, 5/15/54 ................................................... 6,000,000 6,509,531
Total U.S. Government and Agency Securities (Cost $ 80,372,240 ) .................
82,355,645
Mortgage-Backed Securities 94.8%
Government National Mortgage Association (GNMA) Fixed Rate 94.8%
GNMA I, 30 Year , 4.5%, 4/15/40 ........................................ 2,998,933 3,031,436
GNMA I, 30 Year , 5%, 9/15/40 .......................................... 104,197,925 106,600,686
GNMA I, 30 Year , 5.5%, 2/15/40 ........................................ 45,094,060 46,703,535
GNMA I, 30 Year , 6%, 12/15/39 ......................................... 41,238,084 43,282,013
GNMA I, 30 Year , 6.5%, 8/15/37 ........................................ 9,196,578 9,575,858
GNMA I, 30 Year , 7%, 9/15/32 .......................................... 5,638,755 5,971,400
GNMA I, 30 Year , 7.5%, 7/15/26 - 8/15/33 ................................. 388,014 405,457
GNMA I, 30 Year , 8%, 10/15/29 ......................................... 822 859
GNMA I, Single-family, 30 Year , 3.5%, 4/15/43 - 5/15/43 ...................... 9,748,323 9,389,137
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....................... 29,567,673 29,103,648
GNMA I, Single-family, 30 Year , 4.5%, 2/15/39 - 6/15/41 ...................... 55,539,965 56,041,008
GNMA I, Single-family, 30 Year , 5%, 2/15/35 ............................... 1,817 1,811
GNMA I, Single-family, 30 Year , 5.5%, 10/15/48 ............................. 542,583 552,644
GNMA I, Single-family, 30 Year , 7.25%, 12/15/25 ............................ 10,801 10,790
GNMA I, Single-family, 30 Year , 7.5%, 8/15/25 - 7/15/31 ...................... 621,362 629,606
GNMA I, Single-family, 30 Year , 8%, 10/15/24 - 9/15/30 ....................... 212,434 213,871
GNMA I, Single-family, 30 Year , 8.5%, 11/15/24 ............................. 5 5
GNMA I, Single-family, 30 Year , 10%, 2/15/25 .............................. 320 320
GNMA II, 30 Year , 4.5%, 5/20/34 - 6/20/41 ................................. 2,503,523 2,533,273
GNMA II, 30 Year , 6%, 3/20/34 - 9/20/34 .................................. 804,706 815,629
GNMA II, 30 Year , 6%, 7/20/39 ......................................... 18,506,733 19,356,901
GNMA II, 30 Year , 6.5%, 9/20/31 - 9/20/32 ................................. 695,162 723,509
GNMA II, 30 Year , 7%, 7/20/32 ......................................... 202,150 212,873
GNMA II, 30 Year , 8%, 12/20/28 ........................................ 14,867 14,892
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............................... 156,257,804 132,588,955
GNMA II, Single-family, 30 Year , 2%, 2/20/51 - 4/20/52 ....................... 60,310,603 51,180,276
GNMA II, Single-family, 30 Year , 2.5%, 11/20/50 ............................ 13,421,480 11,568,589
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............................. 64,780,725 57,144,577
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............................. 195,254,822 172,189,774
GNMA II, Single-family, 30 Year , 2.5%, 9/20/51 ............................. 80,321,724 70,815,542
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............................ 56,157,467 49,510,557
GNMA II, Single-family, 30 Year , 2.5%, 12/20/51 ............................ 78,124,470 68,882,881
GNMA II, Single-family, 30 Year , 2.5%, 1/20/52 ............................. 31,883,903 28,109,403
GNMA II, Single-family, 30 Year , 2.5%, 6/20/52 ............................. 694,204 612,020
GNMA II, Single-family, 30 Year , 3%, 10/20/44 .............................. 16,687,676 15,515,675
GNMA II, Single-family, 30 Year , 3%, 5/20/45 ............................... 12,144,655 11,280,582
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............................... 16,273,152 15,068,127
GNMA II, Single-family, 30 Year , 3%, 9/20/47 ............................... 13,144,357 12,107,603
GNMA II, Single-family, 30 Year , 3%, 10/20/47 .............................. 20,973,318 19,349,395
GNMA II, Single-family, 30 Year , 3%, 6/20/50 ............................... 9,939,544 8,869,473
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............................... 116,515,941 106,368,519
GNMA II, Single-family, 30 Year , 3%, 9/20/51 ............................... 24,786,750 22,623,168
GNMA II, Single-family, 30 Year , 3%, 12/20/44 - 10/20/50 ...................... 71,076,943 64,322,520
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 ............................. 25,960,500 24,932,211
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............................. 32,678,213 31,338,468
GNMA II, Single-family, 30 Year , 3.5%, 5/20/43 ............................. 9,778,442 9,380,301
GNMA II, Single-family, 30 Year , 3.5%, 6/20/43 ............................. 11,289,983 10,830,870
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............................. 116,926,092 110,893,862
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 ............................ 78,011,398 74,011,097
GNMA II, Single-family, 30 Year , 3.5%, 10/20/40 - 1/20/49 ..................... 42,580,250 40,767,042

Franklin Custodian Funds
Schedule of Investments
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 4%, 11/20/40 .............................. $ 8,534,663 $ 8,474,752
GNMA II, Single-family, 30 Year , 4%, 10/20/41 .............................. 10,454,049 10,380,673
GNMA II, Single-family, 30 Year , 4%, 11/20/41 .............................. 9,918,663 9,849,045
GNMA II, Single-family, 30 Year , 4%, 5/20/47 ............................... 28,002,829 27,322,635
GNMA II, Single-family, 30 Year , 4%, 6/20/47 ............................... 21,474,037 20,978,898
GNMA II, Single-family, 30 Year , 4%, 7/20/47 ............................... 13,650,502 13,391,867
GNMA II, Single-family, 30 Year , 4%, 6/20/52 ............................... 33,399,260 32,319,062
GNMA II, Single-family, 30 Year , 4%, 5/20/40 - 2/20/54 ....................... 49,786,890 48,895,807
GNMA II, Single-family, 30 Year , 4.5%, 6/20/41 ............................. 9,611,233 9,729,851
GNMA II, Single-family, 30 Year , 4.5%, 7/20/41 ............................. 10,677,923 10,809,709
GNMA II, Single-family, 30 Year , 4.5%, 9/20/41 ............................. 15,414,857 15,605,110
GNMA II, Single-family, 30 Year , 4.5%, 10/20/41 ............................ 10,887,996 11,022,382
GNMA II, Single-family, 30 Year , 4.5%, 5/20/52 ............................. 34,784,301 34,420,324
GNMA II, Single-family, 30 Year , 4.5%, 5/20/33 - 7/20/54 ...................... 51,031,713 51,179,369
GNMA II, Single-family, 30 Year , 5%, 7/20/53 ............................... 24,965,319 25,042,601
GNMA II, Single-family, 30 Year , 5%, 8/20/53 ............................... 29,371,093 29,448,800
GNMA II, Single-family, 30 Year , 5%, 7/20/33 - 12/20/53 ...................... 28,148,682 28,856,394
GNMA II, Single-family, 30 Year , 5.5%, 7/20/53 ............................. 23,821,181 24,081,582
GNMA II, Single-family, 30 Year , 5.5%, 1/20/54 ............................. 48,577,726 49,078,406
GNMA II, Single-family, 30 Year , 5.5%, 6/20/34 - 9/20/54 ...................... 42,951,304 44,166,876
GNMA II, Single-family, 30 Year , 6%, 5/20/54 ............................... 59,350,866 60,493,453
GNMA II, Single-family, 30 Year , 6%, 6/20/34 - 7/20/54 ....................... 7,711,985 7,856,447
GNMA II, Single-family, 30 Year , 6%, 8/20/54 ............................... 37,445,447 38,119,622
GNMA II, Single-family, 30 Year , 6.5%, 8/20/25 - 5/20/54 ...................... 17,602,062 18,153,890
GNMA II, Single-family, 30 Year , 6.5%, 8/20/54 ............................. 36,386,998 37,265,137
GNMA II, Single-family, 30 Year , 7%, 2/20/28 - 7/20/33 ....................... 1,419,743 1,477,356
GNMA II, Single-family, 30 Year , 7%, 7/20/54 ............................... 35,691,870 36,688,248
GNMA II, Single-family, 30 Year , 7.5%, 10/20/25 - 4/20/32 ..................... 138,295 142,785
GNMA II, Single-family, 30 Year , 8%, 12/20/24 - 6/20/30 ...................... 64,715 66,805
GNMA II, Single-family, 30 Year , 8.5%, 1/20/25 - 6/20/25 ...................... 13 12
GNMA II, Single-family, 30 Year , 9.5%, 1/20/25 ............................. 15 15
2,260,750,561
Total Mortgage-Backed Securities (Cost $ 2,452,498,920 ) .........................
2,260,750,561
Total Long Term Investments (Cost $ 2,532,871,160 ) .............................
2,343,106,206
a
a a a a
Short Term Investments 1.5%
Shares
a
Money Market Funds 1.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ................... 36,624,604 36,624,604
Total Money Market Funds (Cost $ 36,624,604 ) ..................................
36,624,604
Total Short Term Investments (Cost $ 36,624,604 ) ................................
36,624,604
a
Total Investments (Cost $ 2,569,495,764 ) 99.8% ..................................
$2,379,730,810
Other Assets, less Liabilities 0.2% .............................................
4,748,706
Net Assets 100.0% ...........................................................
$2,384,479,516
See Abbreviations on page 100 .
a
See Note
3
(
f
) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.64 $20.26 $20.20 $19.76 $22.53
Income from investment operations
a
:
Net investment income
b
......................... 0.52 0.49 0.46 0.43 0.51
Net realized and unrealized gains (losses) ........... 6.74 (1.33) 0.67 1.94 (2.43)
Total from investment operations .................... 7.26 (0.84) 1.13 2.37 (1.92)
Less distributions from:
Net investment income .......................... (0.49) (0.47) (0.47) (0.52) (0.50)
Net realized gains ............................. (0.74) (0.31) (0.60) (1.41) (0.35)
Total distributions ............................... (1.23) (0.78) (1.07) (1.93) (0.85)
Net asset value, end of year ....................... $24.67 $18.64 $20.26 $20.20 $19.76
Total return
c
................................... 40.74% (4.55)% 5.56% 12.29% (8.68)%
Ratios to average net assets
Expenses
d
.................................... 0.81% 0.81%
e
0.82%
e
0.82%
e
0.83%
e
Net investment income ........................... 2.54% 2.34% 2.08% 2.10% 2.46%
Supplemental data
Net assets, end of year (000’s) ..................... $1,386,488 $1,116,740 $1,200,671 $982,201 $742,188
Portfolio turnover rate ............................ 6.80% 4.43% 5.66% 5.18% 12.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.65 $20.27 $20.21 $19.77 $22.54
Income from investment operations
a
:
Net investment income
b
......................... 0.54 0.50 0.47 0.45 0.52
Net realized and unrealized gains (losses) ........... 6.74 (1.31) 0.68 1.94 (2.41)
Total from investment operations .................... 7.28 (0.81) 1.15 2.39 (1.89)
Less distributions from:
Net investment income .......................... (0.51) (0.50) (0.49) (0.54) (0.53)
Net realized gains ............................. (0.74) (0.31) (0.60) (1.41) (0.35)
Total distributions ............................... (1.25) (0.81) (1.09) (1.95) (0.88)
Net asset value, end of year ....................... $24.68 $18.65 $20.27 $20.21 $19.77
Total return
c
................................... 40.85% (4.45)% 5.67% 12.40% (8.59)%
Ratios to average net assets
Expenses
d
.................................... 0.71% 0.71%
e
0.72%
e
0.72%
e
0.73%
e
Net investment income ........................... 2.65% 2.42% 2.16% 2.20% 2.50%
Supplemental data
Net assets, end of year (000’s) ..................... $3,373,642 $2,752,653 $3,230,150 $3,321,370 $3,388,126
Portfolio turnover rate ............................ 6.80% 4.43% 5.66% 5.18% 12.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.53 $20.14 $20.09 $19.65 $22.42
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.39 0.36 0.34 0.41
Net realized and unrealized gains (losses) ........... 6.70 (1.30) 0.67 1.95 (2.41)
Total from investment operations .................... 7.13 (0.91) 1.03 2.29 (2.00)
Less distributions from:
Net investment income .......................... (0.41) (0.39) (0.38) (0.44) (0.42)
Net realized gains ............................. (0.74) (0.31) (0.60) (1.41) (0.35)
Total distributions ............................... (1.15) (0.70) (0.98) (1.85) (0.77)
Net asset value, end of year ....................... $24.51 $18.53 $20.14 $20.09 $19.65
Total return
c
................................... 40.18% (4.91)% 5.11% 11.91% (9.10)%
Ratios to average net assets
Expenses
d
.................................... 1.21% 1.21%
e
1.22%
e
1.22%
e
1.23%
e
Net investment income ........................... 2.13% 1.90% 1.66% 1.69% 1.98%
Supplemental data
Net assets, end of year (000’s) ..................... $214,725 $218,134 $302,959 $350,553 $537,808
Portfolio turnover rate ............................ 6.80% 4.43% 5.66% 5.18% 12.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.56 $20.17 $20.12 $19.68 $22.45
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.43 0.40 0.38 0.44
Net realized and unrealized gains (losses) ........... 6.70 (1.31) 0.67 1.94 (2.41)
Total from investment operations .................... 7.17 (0.88) 1.07 2.32 (1.97)
Less distributions from:
Net investment income .......................... (0.44) (0.42) (0.42) (0.47) (0.45)
Net realized gains ............................. (0.74) (0.31) (0.60) (1.41) (0.35)
Total distributions ............................... (1.18) (0.73) (1.02) (1.88) (0.80)
Net asset value, end of year ....................... $24.55 $18.56 $20.17 $20.12 $19.68
Total return .................................... 40.36% (4.76)% 5.26% 12.06% (8.95)%
Ratios to average net assets
Expenses
c
..................................... 1.06% 1.06%
d
1.07%
d
1.07%
d
1.08%
d
Net investment income ........................... 2.29% 2.08% 1.83% 1.85% 2.15%
Supplemental data
Net assets, end of year (000’s) ..................... $105,849 $89,085 $103,579 $83,441 $84,488
Portfolio turnover rate ............................ 6.80% 4.43% 5.66% 5.18% 12.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.84 $20.47 $20.40 $19.93 $22.73
Income from investment operations
a
:
Net investment income
b
......................... 0.59 0.56 0.54 0.50 0.58
Net realized and unrealized gains (losses) ........... 6.81 (1.34) 0.67 1.96 (2.46)
Total from investment operations .................... 7.40 (0.78) 1.21 2.46 (1.88)
Less distributions from:
Net investment income .......................... (0.55) (0.54) (0.54) (0.58) (0.57)
Net realized gains ............................. (0.74) (0.31) (0.60) (1.41) (0.35)
Total distributions ............................... (1.29) (0.85) (1.14) (1.99) (0.92)
Net asset value, end of year ....................... $24.95 $18.84 $20.47 $20.40 $19.93
Total return .................................... 41.15% (4.24)% 5.90% 12.71% (8.44)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.52% 0.52% 0.54% 0.58% 0.56%
Expenses net of waiver and payments by affiliates ....... 0.50% 0.49%
c
0.50%
c
0.50%
c
0.50%
c
Net investment income ........................... 2.85% 2.64% 2.41% 2.42% 2.75%
Supplemental data
Net assets, end of year (000’s) ..................... $271,797 $187,585 $223,710 $153,969 $144,079
Portfolio turnover rate ............................ 6.80% 4.43% 5.66% 5.18% 12.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.84 $20.47 $20.40 $19.93 $22.73
Income from investment operations
a
:
Net investment income
b
......................... 0.58 0.54 0.52 0.48 0.56
Net realized and unrealized gains (losses) ........... 6.82 (1.33) 0.68 1.97 (2.46)
Total from investment operations .................... 7.40 (0.79) 1.20 2.45 (1.90)
Less distributions from:
Net investment income .......................... (0.54) (0.53) (0.53) (0.57) (0.55)
Net realized gains ............................. (0.74) (0.31) (0.60) (1.41) (0.35)
Total distributions ............................... (1.28) (0.84) (1.13) (1.98) (0.90)
Net asset value, end of year ....................... $24.96 $18.84 $20.47 $20.40 $19.93
Total return .................................... 41.12% (4.31)% 5.82% 12.62% (8.51)%
Ratios to average net assets
Expenses
c
..................................... 0.56% 0.56%
d
0.57%
d
0.57%
d
0.58%
d
Net investment income ........................... 2.79% 2.57% 2.32% 2.35% 2.66%
Supplemental data
Net assets, end of year (000’s) ..................... $1,366,364 $1,134,602 $1,383,667 $1,200,859 $1,179,002
Portfolio turnover rate ............................ 6.80% 4.43% 5.66% 5.18% 12.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments, September 30, 2024
Franklin Utilities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.4%
Construction & Engineering 0.0%
†
MDU Resources Group, Inc. ........................... United States 107,363 $ 2,942,820
Electric Utilities 58.0%
Alliant Energy Corp. ................................. United States 3,500,000 212,415,000
American Electric Power Co., Inc. ....................... United States 1,000,000 102,600,000
Constellation Energy Corp. ............................ United States 100,000 26,002,000
Duke Energy Corp. .................................. United States 2,300,000 265,190,000
Edison International ................................. United States 3,900,000 339,651,000
Entergy Corp. ...................................... United States 2,300,000 302,703,000
Evergy, Inc. ........................................ United States 4,250,000 263,542,500
Eversource Energy .................................. United States 1,500,000 102,075,000
Exelon Corp. ....................................... United States 5,350,000 216,942,500
FirstEnergy Corp. ................................... United States 3,200,000 141,920,000
a
Hawaiian Electric Industries, Inc. ........................ United States 2,702,702 26,162,155
NextEra Energy, Inc. ................................. United States 8,550,000 722,731,500
NRG Energy, Inc. ................................... United States 800,000 72,880,000
OGE Energy Corp. .................................. United States 1,600,000 65,632,000
PG&E Corp. ....................................... United States 12,400,000 245,148,000
Pinnacle West Capital Corp. ........................... United States 775,000 68,657,250
PPL Corp. ......................................... United States 7,000,000 231,560,000
Southern Co. (The) .................................. United States 4,100,000 369,738,000
TXNM Energy, Inc. .................................. United States 1,600,000 70,032,000
Xcel Energy, Inc. .................................... United States 800,000 52,240,000
3,897,821,905
Gas Utilities 1.5%
ONE Gas, Inc. ..................................... United States 682,494 50,791,203
Spire, Inc. ......................................... United States 700,000 47,103,000
97,894,203
Independent Power and Renewable Electricity Producers 6.8%
AES Corp. (The) .................................... United States 1,300,000 26,078,000
Clearway Energy, Inc. , C .............................. United States 900,000 27,612,000
Drax Group plc ..................................... United Kingdom 11,000,000 94,714,290
Vistra Corp. ........................................ United States 2,600,000 308,204,000
456,608,290
Multi-Utilities 28.4%
Ameren Corp. ...................................... United States 1,800,000 157,428,000
CenterPoint Energy, Inc. .............................. United States 6,050,000 177,991,000
CMS Energy Corp. .................................. United States 2,600,000 183,638,000
Dominion Energy, Inc. ................................ United States 2,137,717 123,538,666
DTE Energy Co. .................................... United States 1,500,000 192,615,000
E.ON SE .......................................... Germany 9,000,000 134,039,506
National Grid plc .................................... United Kingdom 7,458,333 103,104,310
NiSource, Inc. ...................................... United States 6,300,000 218,295,000
Northwestern Energy Group, Inc. ....................... United States 1,300,000 74,386,000
Public Service Enterprise Group, Inc. .................... United States 2,200,000 196,262,000
Sempra ........................................... United States 3,550,000 296,886,500
WEC Energy Group, Inc. .............................. United States 500,000 48,090,000
1,906,273,982
Oil, Gas & Consumable Fuels 3.8%
Cheniere Energy, Inc. ................................ United States 650,000 116,896,000
DT Midstream, Inc. .................................. United States 1,000,000 78,660,000
Williams Cos., Inc. (The) .............................. United States 1,300,000 59,345,000
254,901,000

Franklin Custodian Funds
Schedule of Investments
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities 0.9%
Essential Utilities, Inc. ................................ United States 900,000 $ 34,713,000
United Utilities Group plc .............................. United Kingdom 2,000,000 28,042,738
62,755,738
Total Common Stocks (Cost $ 2,796,002,869 ) ..................................
6,679,197,938
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.5%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 31,088,886 31,088,886
Total Money Market Funds (Cost $ 31,088,886 ) ................................
31,088,886
Total Short Term Investments (Cost $ 31,088,886 ) ..............................
31,088,886
a
Total Investments (Cost $ 2,827,091,755 ) 99.9% ................................
$6,710,286,824
Other Assets, less Liabilities 0.1% ...........................................
8,577,467
Net Assets 100.0% .........................................................
$6,718,864,291
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
September 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $9,563,643,922 $4,803,067,965 $69,902,737,692
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................. 240,094,622 135,466,860 915,459,661
Value - Unaffiliated issuers (Includes securities loaned of $20,058,814,
$2,972,034 and $169,729,589, respectively) ................... $25,187,325,637 $19,249,321,307 $74,252,366,762
Value - Non-controlled affiliate s (Note 3f and 10) ................ 240,094,622 135,466,860 947,048,696
Cash .................................................. — 2,827,230 18,239,977
Receivables:
Investment securities sold (Includes securities loaned $–, $– and
$3,117, respectively) ..................................... — — 152,190,284
Capital shares sold ...................................... 45,046,944 13,302,131 34,530,032
Dividends and interest ................................... 4,514,621 6,496,624 666,190,306
European Union tax reclaims (Note 1 h ) ....................... — — 13,735,098
Total assets ........................................ 25,476,981,824 19,407,414,152 76,084,301,155
Liabilities:
Payables:
Investment securities purchased ............................ 13,374,027 — 26,078,913
Capital shares redeemed ................................. 29,934,278 19,696,068 36,358,052
Management fees ....................................... 8,503,720 6,808,459 23,039,749
Distribution fees ........................................ 3,241,121 2,953,423 11,058,500
Transfer agent fees ...................................... 3,735,986 3,844,830 11,868,148
Trustees' fees and expenses ............................... 14,481 13,855 64,572
Options written, at value (premiums received $–, $– and $44,798,643, respectively) ............................................ — — 57,067,500
Payable upon return of securities loane d (Note 1e) ................ 19,487,000 3,085,000 177,261,000
Accrued expenses and other liabilities ......................... 1,069,339 624,571 2,321,558
Total liabilities ....................................... 79,359,952 37,026,206 345,117,992
Net assets, at value ............................... $25,397,621,872 $19,370,387,946 $75,739,183,163
Net assets consist of:
Paid-in capital ........................................... $10,199,492,153 $3,611,346,541 $72,280,833,751
Total distributable earnings (losses) ........................... 15,198,129,719 15,759,041,405 3,458,349,412
Net assets, at value ............................... $25,397,621,872 $19,370,387,946 $75,739,183,163

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Class A:
Net assets, at value ..................................... $11,920,330,071 $12,619,338,592 $23,331,018,228
Shares outstanding ...................................... 71,865,777 86,587,520 9,530,386,198
Net asset value per share
a,b
................................ $165.87 $145.74 $2.45
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 96.25%, respectively)
b
.......................... $175.52 $154.22 $2.55
Class A1:
Net assets, at value ..................................... $— $— $30,981,935,944
Shares outstanding ...................................... — — 12,627,528,291
Net asset value per share
a,b
................................ $— $— $2.45
Maximum offering price per share (net asset value per share ÷ —%,
—% and 96.25%, respectively)
b
............................ $— $— $2.55
Class C:
Net assets, at value ..................................... $947,544,242 $355,424,223 $4,549,814,703
Shares outstanding ...................................... 7,197,380 2,909,245 1,817,492,767
Net asset value and maximum offering price per share
a,b
.......... $131.65 $122.17 $2.50
Class R:
Net assets, at value ..................................... $268,318,726 $305,785,992 $334,157,329
Shares outstanding ...................................... 1,692,166 2,128,594 139,600,878
Net asset value and maximum offering price per share
b
........... $158.57 $143.66 $2.39
Class R6:
Net assets, at value ..................................... $8,980,817,535 $2,735,878,222 $1,938,997,976
Shares outstanding ...................................... 50,927,160 18,583,882 793,850,058
Net asset value and maximum offering price per share
b
........... $176.35 $147.22 $2.44
Advisor Class:
Net assets, at value ..................................... $3,280,611,298 $3,353,960,917 $14,603,258,983
Shares outstanding ...................................... 18,893,844 22,772,209 6,011,153,805
Net asset value and maximum offering price per share
b
........... $173.63 $147.28 $2.43
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,532,871,160 $2,796,002,869
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 36,624,604 31,088,886
Value - Unaffiliated issuers ................................................. $2,343,106,206 $6,679,197,938
Value - Non-controlled affiliates (Note 3 f ) ....................................... 36,624,604 31,088,886
Cash ................................................................... — 3,514,360
Receivables:
Investment securities sold .................................................. — 669,671
Capital shares sold ....................................................... 930,815 2,701,544
Dividends and interest .................................................... 8,032,249 10,383,824
Total assets ......................................................... 2,388,693,874 6,727,556,223
Liabilities:
Payables:
Capital shares redeemed .................................................. 2,083,385 3,731,582
Management fees ........................................................ 912,436 2,615,825
Distribution fees ......................................................... 305,331 831,268
Transfer agent fees ....................................................... 676,569 1,206,224
Trustees' fees and expenses ................................................ 2,938 5,686
Accrued expenses and other liabilities .......................................... 233,699 301,347
Total liabilities ........................................................ 4,214,358 8,691,932
Net assets, at value ................................................ $2,384,479,516 $6,718,864,291
Net assets consist of:
Paid-in capital ............................................................ $3,463,413,337 $2,438,776,636
Total distributable earnings (losses) ............................................ (1,078,933,821) 4,280,087,655
Net assets, at value ................................................ $2,384,479,516 $6,718,864,291

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
September 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A:
Net assets, at value ...................................................... $592,335,521 $1,386,488,300
Shares outstanding ....................................................... 114,067,256 56,192,848
Net asset value per share
a,b
................................................. $5.19 $24.67
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
............... $5.39 $25.63
Class A1:
Net assets, at value ...................................................... $1,293,199,278 $3,373,641,708
Shares outstanding ....................................................... 248,915,134 136,672,466
Net asset value per share
a,b
................................................. $5.20 $24.68
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
............... $5.40 $25.64
Class C:
Net assets, at value ...................................................... $43,645,620 $214,725,130
Shares outstanding ....................................................... 8,468,851 8,761,990
Net asset value and maximum offering price per share
a,b
........................... $5.15 $24.51
Class R:
Net assets, at value ...................................................... $13,803,094 $105,848,517
Shares outstanding ....................................................... 2,657,353 4,311,157
Net asset value and maximum offering price per share
b
............................ $5.19 $24.55
Class R6:
Net assets, at value ...................................................... $186,048,322 $271,796,530
Shares outstanding ....................................................... 35,644,137 10,892,347
Net asset value and maximum offering price per share
b
............................ $5.22 $24.95
Advisor Class:
Net assets, at value ...................................................... $255,447,681 $1,366,364,106
Shares outstanding ....................................................... 48,986,574 54,751,760
Net asset value and maximum offering price per share
b
............................ $5.21 $24.96
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Custodian Funds
Financial Statements
Statements of Operations
for the year ended September 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Investment income:
Dividends: (net of foreign taxes of $1,078,847, $1,185,967 and
$6,428,056, respectively)
Unaffiliated issuers ...................................... $79,879,946 $146,141,768 $532,655,348
Non-controlled affiliates (Note 3 f and 10 ) ...................... 5,963,047 6,665,898 65,972,657
Interest:
Unaffiliated issuers ...................................... — — 2,807,209,354
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 1,709,506 (54,195) (506,916)
Non-controlled affiliates (Note 3 f ) ........................... 269,974 209,630 2,361,873
Other income (Note 1 h ) .................................... — — 1,600,403
Total investment income ................................. 87,822,473 152,963,101 3,409,292,719
Expenses:
Management fees (Note 3 a ) ................................. 97,860,022 78,465,048 269,842,525
Distribution fees: (Note 3c )
Class A .............................................. 26,595,397 29,057,290 53,426,814
Class A1 ............................................. — — 45,138,062
Class C .............................................. 8,945,811 3,525,973 30,223,583
Class R .............................................. 1,246,652 1,453,269 1,582,443
Transfer agent fees: (Note 3e )
Class A .............................................. 11,342,453 10,746,287 15,718,827
Class A1 ............................................. — — 22,115,365
Class C .............................................. 953,408 324,816 3,414,659
Class R .............................................. 265,840 268,196 232,664
Class R6 ............................................. 1,311,594 456,550 388,036
Advisor Class .......................................... 3,196,095 2,941,885 10,003,892
Custodian fees .......................................... 180,953 88,322 490,798
Reports to shareholders fees ................................ 1,481,938 494,571 1,917,450
Registration and filing fees .................................. 147,117 127,935 657,416
Professional fees ......................................... 115,583 126,879 335,892
Trustees' fees and expenses ................................ 267,782 209,975 872,261
Interest expense ......................................... — — 8,077
Other .................................................. 471,489 383,420 2,107,859
Total expenses ....................................... 154,382,134 128,670,416 458,476,623
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (452,427) (476,364) (4,817,743)
Net expenses ....................................... 153,929,707 128,194,052 453,658,880
Net investment income (loss) .......................... (66,107,234) 24,769,049 2,955,633,839

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the year ended September 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 1,135,811,242 1,430,881,010 631,301,473
Non-controlled affiliates (Note 3 f and 10 ) .................... — — 3,757,016
Written options ......................................... — — 328,998,601
Foreign currency transactions .............................. (561,781) 4,290 845,262
Futures contracts ....................................... — — (7,577,477)
Net realized gain (loss) ................................ 1,135,249,461 1,430,885,300 957,324,875
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 6,965,773,529 3,820,878,300 7,895,073,054
Non-controlled affiliates (Note 3 f and 10 ) .................... — — 37,568,433
Translation of other assets and liabilities denominated in foreign currencies ........................................... 47,670 2,127 2,117,693
Written options ......................................... — — (23,558,500)
Futures contracts ....................................... — — 165,417,574
Net change in unrealized appreciation (depreciation) .......... 6,965,821,199 3,820,880,427 8,076,618,254
Net realized and unrealized gain (loss) .......................... 8,101,070,660 5,251,765,727 9,033,943,129
Net increase (decrease) in net assets resulting from operations ........ $8,034,963,426 $5,276,534,776 $11,989,576,968

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the year ended September 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Investment income:
Dividends: (net of foreign taxes of $– and $777,927, respectively)
Unaffiliated issuers ....................................................... $— $191,866,630
Non-controlled affiliates (Note 3 f ) ............................................ 2,104,455 998,420
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................................................... (8,142,759) —
Paid in cash
a
.......................................................... 95,109,847 —
Total investment income .................................................. 89,071,543 192,865,050
Expenses:
Management fees (Note 3 a ) .................................................. 11,220,540 26,251,842
Distribution fees: (Note 3c )
Class A ............................................................... 1,508,846 2,939,497
Class A1 .............................................................. 1,905,445 4,367,138
Class C ............................................................... 334,236 1,345,030
Class R ............................................................... 70,359 452,249
Transfer agent fees: (Note 3e )
Class A ............................................................... 741,266 1,066,821
Class A1 .............................................................. 1,625,916 2,642,354
Class C ............................................................... 62,886 188,851
Class R ............................................................... 17,317 82,123
Class R6 .............................................................. 62,673 108,087
Advisor Class ........................................................... 315,978 1,049,734
Custodian fees ........................................................... 15,097 42,232
Reports to shareholders fees ................................................. 137,740 235,840
Registration and filing fees ................................................... 116,440 152,157
Professional fees .......................................................... 98,437 90,956
Trustees' fees and expenses ................................................. 30,006 70,860
Interest expense .......................................................... — 6,163
Other ................................................................... 68,666 112,089
Total expenses ........................................................ 18,331,848 41,204,023
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (150,302) (111,804)
Net expenses ........................................................ 18,181,546 41,092,219
Net investment income ............................................... 70,889,997 151,772,831
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (70,876,389) 429,435,236
Foreign currency transactions ............................................... — (24,195)
Net realized gain (loss) ................................................. (70,876,389) 429,411,041
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 244,830,263 1,438,997,688
Translation of other assets and liabilities denominated in foreign currencies ............. — 81,587
Net change in unrealized appreciation (depreciation) ........................... 244,830,263 1,439,079,275
Net realized and unrealized gain (loss) ........................................... 173,953,874 1,868,490,316
Net increase (decrease) in net assets resulting from operations ......................... $244,843,871 $2,020,263,147
a
Includes amortization of premium and accretion of discount.

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin DynaTech Fund Franklin Growth Fund
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(66,107,234) $(40,586,737) $24,769,049 $36,504,303
Net realized gain (loss) ............ 1,135,249,461 (625,701,869) 1,430,885,300 1,015,622,488
Net change in unrealized appreciation
(depreciation) ................. 6,965,821,199 4,822,674,776 3,820,880,427 1,828,972,646
Net increase (decrease) in net
assets resulting from operations . 8,034,963,426 4,156,386,170 5,276,534,776 2,881,099,437
Distributions to shareholders:
Class A ........................ — — (661,586,794) (909,635,091)
Class C ........................ — — (23,849,244) (44,719,554)
Class R ........................ — — (16,322,231) (24,964,554)
Class R6 ....................... — — (154,945,909) (198,355,706)
Advisor Class ................... — — (189,159,041) (266,375,785)
Total distributions to shareholders ..... — — (1,045,863,219) (1,444,050,690)
Capital share transactions: (Note 2 )
Class A ........................ (369,330,890) (337,773,209) (177,186,610) 43,938,573
Class C ........................ (129,077,207) (106,526,277) (56,298,623) (105,822,260)
Class R ........................ (28,342,862) (23,054,438) (18,812,341) (16,786,530)
Class R6 ....................... (1,527,348,189) (428,242,325) 13,294,459 (87,230,658)
Advisor Class ................... (253,787,168) (311,526,640) (259,760,424) (62,355,424)
Total capital share transactions ....... (2,307,886,316) (1,207,122,889) (498,763,539) (228,256,299)
Net increase (decrease) in net
assets ..................... 5,727,077,110 2,949,263,281 3,731,908,018 1,208,792,448
Net assets:
Beginning of year .................. 19,670,544,762 16,721,281,481 15,638,479,928 14,429,687,480
End of year ...................... $25,397,621,872 $19,670,544,762 $19,370,387,946 $15,638,479,928

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Income Fund Franklin U.S. Government Securities Fund
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,955,633,839 $2,897,504,972 $70,889,997 $70,388,010
Net realized gain (loss) ............ 957,324,875 1,275,064,110 (70,876,389) (11,489,373)
Net change in unrealized appreciation
(depreciation) ................. 8,076,618,254 1,374,899,174 244,830,263 (63,522,640)
Net increase (decrease) in net
assets resulting from operations . 11,989,576,968 5,547,468,256 244,843,871 (4,624,003)
Distributions to shareholders:
Class A ........................ (1,190,149,394) (1,088,887,170) (19,138,516) (18,992,408)
Class A1 ....................... (1,712,071,733) (1,829,113,474) (43,307,752) (45,747,379)
Class C ........................ (236,965,690) (288,652,148) (1,414,959) (2,788,226)
Class R ........................ (17,206,302) (16,524,734) (410,373) (418,094)
Class R6 ....................... (104,069,107) (89,382,048) (7,036,685) (6,525,019)
Advisor Class ................... (793,509,862) (775,029,689) (8,738,727) (9,122,636)
Total distributions to shareholders ..... (4,053,972,088) (4,087,589,263) (80,047,012) (83,593,762)
Capital share transactions: (Note 2 )
Class A ........................ 1,254,763,903 2,570,603,933 (55,099,580) (58,993,421)
Class A1 ....................... (1,968,610,500) (1,352,914,020) (158,843,724) (182,231,037)
Class C ........................ (868,715,435) (915,970,034) (20,460,137) (53,026,368)
Class R ........................ (722,250) 25,115,227 (1,204,497) (850,366)
Class R6 ....................... 77,775,374 491,347,753 (31,811,163) 8,774,608
Advisor Class ................... 160,288,613 1,081,950,846 (24,679,808) (28,084,539)
Total capital share transactions ....... (1,345,220,295) 1,900,133,705 (292,098,909) (314,411,123)
Net increase (decrease) in net
assets ..................... 6,590,384,585 3,360,012,698 (127,302,050) (402,628,888)
Net assets:
Beginning of year .................. 69,148,798,578 65,788,785,880 2,511,781,566 2,914,410,454
End of year ...................... $75,739,183,163 $69,148,798,578 $2,384,479,516 $2,511,781,566

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Utilities Fund
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $151,772,831 $155,707,445
Net realized gain (loss) ................................................. 429,411,041 196,124,486
Net change in unrealized appreciation (depreciation) ........................... 1,439,079,275 (574,064,096)
Net increase (decrease) in net assets resulting from operations ................ 2,020,263,147 (222,232,165)
Distributions to shareholders:
Class A ............................................................. (70,125,563) (47,301,433)
Class A1 ............................................................ (176,666,126) (123,955,611)
Class C ............................................................. (12,011,262) (9,576,816)
Class R ............................................................. (5,206,975) (3,775,562)
Class R6 ............................................................ (12,523,037) (9,040,783)
Advisor Class ........................................................ (72,177,774) (54,549,649)
Total distributions to shareholders .......................................... (348,710,737) (248,199,854)
Capital share transactions: (Note 2 )
Class A ............................................................. (73,462,609) 14,298,922
Class A1 ............................................................ (225,366,785) (241,581,831)
Class C ............................................................. (61,134,193) (67,137,551)
Class R ............................................................. (9,431,911) (6,763,361)
Class R6 ............................................................ 20,052,851 (20,302,748)
Advisor Class ........................................................ (102,143,870) (154,018,141)
Total capital share transactions ............................................ (451,486,517) (475,504,710)
Net increase (decrease) in net assets ................................... 1,220,065,893 (945,936,729)
Net assets:
Beginning of year ....................................................... 5,498,798,398 6,444,735,127
End of year ........................................................... $6,718,864,291 $5,498,798,398

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Custodian Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of five
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6, & Advisor Class
Franklin DynaTech Fund
Franklin Growth Fund
Class A, Class A1, Class C, Class R, Class R6, & Advisor Class
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
September 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At September 30,
2024, the Funds had no futures contracts.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
At September 30, 2024, Franklin DynaTech Fund, Franklin
Growth Fund, Franklin U.S. Government Securities Fund
and Franklin Utilities Fund had no option contracts.
See Note 9 regarding other derivative information.
d. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
e. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. At September 30, 2024, Franklin U.S.
Government Securities Fund and Franklin Utilities Fund had
no securities on loan.
f. Business Development Companies
Certain or all Funds may invest in securities of closed-end
investment companies that have elected to be treated as a
business development company under the 1940 Act. The
Funds may purchase a business development company to
gain exposure to the securities in the underlying portfolio.
The risks of owning a business development company
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
generally reflect the risks of owning the underlying securities.
Business development companies have expenses that
reduce their value.
g. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of September
30, 2024, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded separately in the Statements of Operations. Certain or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Funds. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
f. Business Development Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At September 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin DynaTech Fund Franklin Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2024
Shares sold
a
................................... 9,905,250 $1,449,356,442 6,605,253 $863,939,603
Shares issued in reinvestment of distributions .......... — — 5,277,042 636,411,290
Shares redeemed ............................... (12,507,008) (1,818,687,332) (12,820,200) (1,677,537,503)
Net increase (decrease) .......................... (2,601,758) $(369,330,890) (937,905) $(177,186,610)
Year ended September 30, 2023
Shares sold
a
................................... 10,835,412 $1,175,640,499 8,919,861 $1,004,330,038
Shares issued in reinvestment of distributions .......... — — 8,412,633 874,241,477
Shares redeemed ............................... (14,127,682) (1,513,413,708) (16,309,554) (1,834,632,942)
Net increase (decrease) .......................... (3,292,270) $(337,773,209) 1,022,940 $43,938,573
Class C
Class C Shares:
Year ended September 30, 2024
Shares sold ................................... 840,150 $96,976,781 388,405 $42,780,022
Shares issued in reinvestment of distributions .......... — — 231,563 23,547,385
Shares redeemed
a
.............................. (1,958,630) (226,053,988) (1,115,757) (122,626,030)
Net increase (decrease) .......................... (1,118,480) $(129,077,207) (495,789) $(56,298,623)
Year ended September 30, 2023
Shares sold ................................... 1,092,810 $94,835,391 668,819 $64,223,834
Shares issued in reinvestment of distributions .......... — — 495,681 44,160,212
Shares redeemed
a
.............................. (2,355,286) (201,361,668) (2,195,278) (214,206,306)
Net increase (decrease) .......................... (1,262,476) $(106,526,277) (1,030,778) $(105,822,260)
Class R
Class R Shares:
Year ended September 30, 2024
Shares sold ................................... 186,994 $26,603,709 306,228 $39,484,635
Shares issued in reinvestment of distributions .......... — — 136,869 16,301,129
Shares redeemed ............................... (395,633) (54,946,571) (575,757) (74,598,105)
Net increase (decrease) .......................... (208,639) $(28,342,862) (132,660) $(18,812,341)
Year ended September 30, 2023
Shares sold ................................... 255,007 $26,525,522 294,779 $32,903,635
Shares issued in reinvestment of distributions .......... — — 242,555 24,932,223
Shares redeemed ............................... (472,660) (49,579,960) (668,878) (74,622,388)
Net increase (decrease) .......................... (217,653) $(23,054,438) (131,544) $(16,786,530)
Class R6

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Franklin DynaTech Fund Franklin Growth Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended September 30, 2024
Shares sold ................................... 7,497,219 $1,151,513,477 3,793,287 $479,174,104
Shares issued in reinvestment of distributions .......... — — 1,096,546 133,241,291
Shares redeemed ............................... (17,501,439) (2,678,861,666) (4,505,619) (599,120,936)
Net increase (decrease) .......................... (10,004,220) $(1,527,348,189) 384,214 $13,294,459
Year ended September 30, 2023
Shares sold ................................... 13,862,160 $1,552,849,083 2,621,003 $298,026,426
Shares issued in reinvestment of distributions .......... — — 1,715,972 179,878,131
Shares redeemed ............................... (17,471,967) (1,981,091,408) (4,974,150) (565,135,215)
Net increase (decrease) .......................... (3,609,807) $(428,242,325) (637,175) $(87,230,658)
Advisor Class
Advisor Class Shares:
Year ended September 30, 2024
Shares sold ................................... 3,923,751 $592,603,452 2,701,328 $351,970,430
Shares issued in reinvestment of distributions .......... — — 1,402,113 170,553,032
Shares redeemed ............................... (5,591,300) (846,390,620) (5,949,779) (782,283,886)
Net increase (decrease) .......................... (1,667,549) $(253,787,168) (1,846,338) $(259,760,424)
Year ended September 30, 2023
Shares sold ................................... 4,935,450 $549,668,851 3,710,821 $417,749,821
Shares issued in reinvestment of distributions .......... — — 2,262,495 237,226,372
Shares redeemed ............................... (7,969,253) (861,195,491) (6,322,439) (717,331,617)
Net increase (decrease) .......................... (3,033,803) $(311,526,640) (349,123) $(62,355,424)
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended September 30, 2024
Shares sold
a
................................... 1,623,025,090 $3,729,668,863 19,956,121 $100,138,639
Shares issued in reinvestment of distributions .......... 483,215,602 1,105,781,882 3,642,161 18,259,923
Shares redeemed ............................... (1,559,664,856) (3,580,686,842) (34,652,630) (173,498,142)
Net increase (decrease) .......................... 546,575,836 $1,254,763,903 (11,054,348) $(55,099,580)
Year ended September 30, 2023
Shares sold
a
................................... 1,958,333,384 $4,444,609,074 25,502,060 $128,982,735
Shares issued in reinvestment of distributions .......... 442,719,983 1,006,637,852 3,560,276 18,048,016
Shares redeemed ............................... (1,270,723,185) (2,880,642,993) (40,571,399) (206,024,172)
Net increase (decrease) .......................... 1,130,330,182 $2,570,603,933 (11,509,063) $(58,993,421)
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended September 30, 2024
Shares sold ................................... 338,496,229 $779,919,152 11,161,551 $54,955,522
Shares issued in reinvestment of distributions .......... 686,846,136 1,572,895,912 7,843,198 39,340,251
Shares redeemed ............................... (1,878,624,541) (4,321,425,564) (50,593,513) (253,139,497)
Net increase (decrease) .......................... (853,282,176) $(1,968,610,500) (31,588,764) $(158,843,724)
Year ended September 30, 2023
Shares sold ................................... 459,374,313 $1,043,033,441 16,661,587 $84,268,130
Shares issued in reinvestment of distributions .......... 737,289,877 1,678,831,635 8,176,665 41,483,470
Shares redeemed ............................... (1,793,735,206) (4,074,779,096) (60,580,369) (307,982,637)
Net increase (decrease) .......................... (597,071,016) $(1,352,914,020) (35,742,117) $(182,231,037)
Class C
Class C Shares:
Year ended September 30, 2024
Shares sold ................................... 226,946,469 $534,790,625 809,891 $4,024,731
Shares issued in reinvestment of distributions .......... 97,204,118 226,818,090 280,683 1,395,322
Shares redeemed
a
.............................. (696,565,075) (1,630,324,150) (5,215,216) (25,880,190)
Net increase (decrease) .......................... (372,414,488) $(868,715,435) (4,124,642) $(20,460,137)
Year ended September 30, 2023
Shares sold ................................... 313,172,661 $725,942,414 11,456,357 $57,859,125
Shares issued in reinvestment of distributions .......... 119,089,335 276,353,693 546,291 2,755,118
Shares redeemed
a
.............................. (829,490,789) (1,918,266,141) (22,658,314) (113,640,611)
Net increase (decrease) .......................... (397,228,793) $(915,970,034) (10,655,666) $(53,026,368)
Class R
Class R Shares:
Year ended September 30, 2024
Shares sold ................................... 21,555,768 $48,554,144 516,633 $2,601,567
Shares issued in reinvestment of distributions .......... 7,645,419 17,104,999 81,592 409,389
Shares redeemed ............................... (29,467,571) (66,381,393) (839,623) (4,215,453)
Net increase (decrease) .......................... (266,384) $(722,250) (241,398) $(1,204,497)
Year ended September 30, 2023
Shares sold ................................... 30,456,104 $67,677,054 798,409 $4,104,492
Shares issued in reinvestment of distributions .......... 7,381,783 16,432,512 81,889 415,457
Shares redeemed ............................... (26,586,799) (58,994,339) (1,056,206) (5,370,315)
Net increase (decrease) .......................... 11,251,088 $25,115,227 (175,908) $(850,366)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended September 30, 2024
Shares sold ................................... 155,231,833 $356,689,747 8,866,106 $44,796,960
Shares issued in reinvestment of distributions .......... 41,510,339 94,701,337 1,372,278 6,911,076
Shares redeemed ............................... (162,944,248) (373,615,710) (16,459,413) (83,519,199)
Net increase (decrease) .......................... 33,797,924 $77,775,374 (6,221,029) $(31,811,163)
Year ended September 30, 2023
Shares sold ................................... 322,258,788 $726,763,497 12,838,713 $65,145,828
Shares issued in reinvestment of distributions .......... 35,330,547 80,079,184 1,259,495 6,416,241
Shares redeemed ............................... (139,602,997) (315,494,928) (12,294,254) (62,787,461)
Net increase (decrease) .......................... 217,986,338 $491,347,753 1,803,954 $8,774,608
Advisor Class
Advisor Class Shares:
Year ended September 30, 2024
Shares sold ................................... 1,116,282,538 $2,547,389,010 11,637,393 $58,704,481
Shares issued in reinvestment of distributions .......... 323,285,841 733,871,342 1,535,297 7,727,882
Shares redeemed ............................... (1,373,831,348) (3,120,971,739) (18,044,125) (91,112,171)
Net increase (decrease) .......................... 65,737,031 $160,288,613 (4,871,435) $(24,679,808)
Year ended September 30, 2023
Shares sold ................................... 1,459,603,354 $3,293,204,682 15,353,248 $78,738,231
Shares issued in reinvestment of distributions .......... 316,588,066 714,220,227 1,584,307 8,062,313
Shares redeemed ............................... (1,301,500,962) (2,925,474,063) (22,516,109) (114,885,083)
Net increase (decrease) .......................... 474,690,458 $1,081,950,846 (5,578,554) $(28,084,539)
Franklin Utilities Fund
Shares Amount
Class A
Class A Shares:
Year ended September 30, 2024
Shares sold
a
................................... 10,336,313 $213,412,790
Shares issued in reinvestment of distributions .......... 3,182,719 62,334,936
Shares redeemed ............................... (17,235,021) (349,210,335)
Net increase (decrease) .......................... (3,715,989) $(73,462,609)
Year ended September 30, 2023
Shares sold
a
................................... 13,072,954 $271,677,836
Shares issued in reinvestment of distributions .......... 1,986,664 42,069,637
Shares redeemed ............................... (14,408,448) (299,448,551)
Net increase (decrease) .......................... 651,170 $14,298,922
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Utilities Fund
Shares Amount
Class A1 Shares:
Year ended September 30, 2024
Shares sold ................................... 4,090,487 $84,381,109
Shares issued in reinvestment of distributions .......... 8,286,967 162,390,657
Shares redeemed ............................... (23,320,953) (472,138,551)
Net increase (decrease) .......................... (10,943,499) $(225,366,785)
Year ended September 30, 2023
Shares sold ................................... 5,639,347 $116,568,550
Shares issued in reinvestment of distributions .......... 5,353,956 113,432,565
Shares redeemed ............................... (22,742,906) (471,582,946)
Net increase (decrease) .......................... (11,749,603) $(241,581,831)
Class C
Class C Shares:
Year ended September 30, 2024
Shares sold ................................... 933,552 $19,051,482
Shares issued in reinvestment of distributions .......... 605,981 11,698,798
Shares redeemed
a
.............................. (4,552,107) (91,884,473)
Net increase (decrease) .......................... (3,012,574) $(61,134,193)
Year ended September 30, 2023
Shares sold ................................... 1,302,789 $27,051,481
Shares issued in reinvestment of distributions .......... 439,989 9,300,965
Shares redeemed
a
.............................. (5,010,140) (103,489,997)
Net increase (decrease) .......................... (3,267,362) $(67,137,551)
Class R
Class R Shares:
Year ended September 30, 2024
Shares sold ................................... 789,729 $16,254,215
Shares issued in reinvestment of distributions .......... 267,885 5,206,585
Shares redeemed ............................... (1,547,130) (30,892,711)
Net increase (decrease) .......................... (489,516) $(9,431,911)
Year ended September 30, 2023
Shares sold ................................... 1,136,867 $23,573,767
Shares issued in reinvestment of distributions .......... 178,708 3,775,361
Shares redeemed ............................... (1,649,313) (34,112,489)
Net increase (decrease) .......................... (333,738) $(6,763,361)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Utilities Fund
Shares Amount
Class R6 Shares:
Year ended September 30, 2024
Shares sold ................................... 3,872,115 $80,683,727
Shares issued in reinvestment of distributions .......... 626,051 12,481,125
Shares redeemed ............................... (3,564,289) (73,112,001)
Net increase (decrease) .......................... 933,877 $20,052,851
Year ended September 30, 2023
Shares sold ................................... 3,653,507 $76,827,234
Shares issued in reinvestment of distributions .......... 421,790 9,015,064
Shares redeemed ............................... (5,046,545) (106,145,046)
Net increase (decrease) .......................... (971,248) $(20,302,748)
Advisor Class
Advisor Class Shares:
Year ended September 30, 2024
Shares sold ................................... 10,492,073 $221,066,535
Shares issued in reinvestment of distributions .......... 3,442,832 68,273,041
Shares redeemed ............................... (19,411,319) (391,483,446)
Net increase (decrease) .......................... (5,476,414) $(102,143,870)
Year ended September 30, 2023
Shares sold ................................... 11,834,588 $249,807,250
Shares issued in reinvestment of distributions .......... 2,401,364 51,373,895
Shares redeemed ............................... (21,605,799) (455,199,286)
Net increase (decrease) .......................... (7,369,847) $(154,018,141)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
a. Management Fees
Franklin Income Fund and Franklin Utilities Fund pay an investment management fee, calculated daily and paid monthly, to
Advisers based on the month-end net assets of each of the Funds as follows:
Franklin DynaTech Fund, Franklin Growth Fund and Franklin U.S. Government Securities Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended September 30, 2024, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% Over $50 billion, up to and including $65 billion
0.345% Over $65 billion, up to and including $80 billion
0.340% In excess of $80 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Gross effective investment management fee rate ........ 0.419% 0.435% 0.376%
3. Transactions with Affiliates
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Gross effective investment management fee rate ........ 0.458% 0.456%
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. —% —% 0.15%
Class C ............................... 1.00% 1.00% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A ............................... 0.25% 0.25%
Class A1 .............................. 0.15% 0.15%
Class C ............................... 0.65% 0.65%
Class R ............................... 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended September 30, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended September 30, 2024, investments in affiliated management investment companies were as follows:
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,470,245 $1,183,661 $1,980,079
CDSC retained ........................... $121,794 $47,712 $1,163,838
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $18,209 $66,014
CDSC retained ........................... $17,403 $48,871
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Transfer agent fees ........................ $4,941,784 $4,745,720 $16,197,199
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Transfer agent fees ........................ $1,177,327 $1,686,320
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $93,924,605 $2,498,738,207 $(2,372,055,190) $— $— $220,607,622 220,607,622 $5,963,047
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $— $120,146,000 $(100,659,000) $— $— $19,487,000 19,487,000 $269,974
Total Affiliated Securities ... $93,924,605 $2,618,884,207 $(2,472,714,190) $— $— $240,094,622 $6,233,021
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $69,954,846 $1,590,133,226 $(1,527,706,212) $— $— $132,381,860 132,381,860 $6,665,898
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $— $318,485,000 $(315,400,000) $— $— $3,085,000 3,085,000 $209,630
Total Affiliated Securities ... $69,954,846 $1,908,618,226 $(1,843,106,212) $— $— $135,466,860 $6,875,528
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $94,020,602 $— $— $— $(2,045,637) $91,974,965 7,867,833 $6,325,738
Franklin BSP Real Estate Credit
BDC .................. — 261,158,594 — — 4,223,337 265,381,931 10,254,325 —
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . 645,794,493 18,136,005,929 (18,483,630,147) — — 298,170,275 298,170,275 59,646,919
Total Non-Controlled Affiliates $739,815,095 $18,397,164,523 $(18,483,630,147) $— $2,177,700 $655,527,171 $65,972,657
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $— $493,619,000 $(316,358,000) $— $— $177,261,000 177,261,000 $2,361,873
Total Affiliated Securities ... $739,815,095 $18,890,783,523 $(18,799,988,147) $— $2,177,700 $832,788,171 $68,334,530
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until January 31, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2024, the capital loss carryforwards were as follows:
During the year ended September 30, 2024, the utilized capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $67,238,754 $468,266,690 $(498,880,840) $— $— $36,624,604 36,624,604 $2,104,455
Total Affiliated Securities ... $67,238,754 $468,266,690 $(498,880,840) $— $— $36,624,604 $2,104,455
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $20,399,531 $674,176,212 $(663,486,857) $— $— $31,088,886 31,088,886 $998,420
Total Affiliated Securities ... $20,399,531 $674,176,212 $(663,486,857) $— $— $31,088,886 $998,420
Franklin
DynaTech Fund
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 373,948,999 $ 146,492,650 $ 349,830,677
Long term ............................. — 559,879,235 538,228,641
Total capital loss carryforwards ............ $373,948,999 $706,371,885 $888,059,318
Franklin
DynaTech Fund
Franklin Income
Fund
Capital loss utilized carryforwards .... $1,120,787,472 $508,832,805
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended September 30, 2024 and 2023, was as follows:
At September 30, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin Growth Fund Franklin Income Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $43,048,616 $9,174,871 $4,053,972,088 $4,087,589,263
Long term capital gain .................... 1,002,814,603 1,434,875,819 — —
$1,045,863,219 $1,444,050,690 $4,053,972,088 $4,087,589,263
Franklin U.S. Government Securities
Fund Franklin Utilities Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $80,047,012 $83,593,762 $139,816,446 $151,418,612
Long term capital gain .................... — — 208,894,291 96,781,242
$80,047,012 $83,593,762 $348,710,737 $248,199,854
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
a a a a
Cost of investments ....................... $9,804,055,792 $4,939,253,798 $71,019,004,803
Unrealized appreciation ..................... $15,630,293,135 $14,587,892,495 $5,627,291,242
Unrealized depreciation ..................... (6,928,668) (142,358,126) (1,503,948,087)
Net unrealized appreciation (depreciation) ....... $15,623,364,467 $14,445,534,369 $4,123,343,155
Distributable earnings:
Undistributed ordinary income ................ $— $16,508,568 $26,826,626
Undistributed long term capital gains ........... — 1,296,997,459 —
Total distributable earnings .................. $— $1,313,506,027 $26,826,626
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
a a a
Cost of investments ....................... $2,571,149,448 $2,826,457,859
Unrealized appreciation ..................... $12,528,231 $3,889,116,612
Unrealized depreciation ..................... (203,946,869) (5,287,647)
Net unrealized appreciation (depreciation) ....... $(191,418,638) $3,883,828,965
Distributable earnings:
Undistributed ordinary income ................ $544,135 $24,414,681
Undistributed long term capital gains ........... — 371,880,274
Total distributable earnings .................. $544,135 $396,294,955
4. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, paydown losses, bond discounts and premiums, corporate actions, equity-linked securities and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2024, were as follows:
At September 30, 2024, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Credit Risk
At September 30, 2024, Franklin Income Fund had 22.8% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Purchases .............................. $2,756,299,137 $1,311,741,101 $34,881,267,198
Sales .................................. $5,202,591,422 $2,844,828,863 $36,055,015,883
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Purchases .............................. $743,511,500 $392,079,664
Sales .................................. $1,005,805,511 $1,038,783,850
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $19,487,000 $3,085,000 $177,261,000
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
4. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
At September 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Unfunded Capital Commitments
Certain or all Funds enter into certain capital commitments and may be obligated to perform on such agreements at a future date. The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment. In instances where the probability of performance is greater than remote and the performance under the commitment would result in a material unrealized loss, the Fund recognizes such losses in the Statements of Assets and
Liabilities and the Statements of Operations.
At September 30, 2024, Franklin Income Fund had an unfunded capital commitment with a maximum amount of $238,841,406, for which no depreciation has been recognized.
9. Other Derivative Information
At September 30, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
1,150,134 Anduril Industries, Inc., F ...................... 7/17/24 $ 25,000,003 $ 25,000,003
2,353 Canva, Inc., A .............................. 11/08/21 4,011,298 2,884,066
94 Canva, Inc., A-3 ............................. 11/08/21 160,247 115,216
8 Canva, Inc., A-4 ............................. 11/08/21 13,638 9,806
5 Canva, Inc., A-5 ............................. 11/08/21 8,524 6,128
25,413 Canva, Inc., B .............................. 11/08/21 43,323,040 31,148,647
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 8,855,741
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 26,007,722
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 14,987,106
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 14,879,583
1,759,545 Stripe, Inc., I ............................... 3/15/23 - 5/08/23 35,426,925 48,480,020
Total Restricted Securities (Value is 0.9% of Net Assets) .............. $201,281,442 $172,374,038
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 57,067,500
Total .................... $— $57,067,500
7. Restricted Securities
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
For the year ended September 30, 2024, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended September 30, 2024, the average month end notional amount of futures contracts and options represented
$3,753,551,683 and $50,113,962, respectively.
See Note 1(c) regarding derivative financial instruments.
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended September 30, 2024, investments in “affiliated companies” were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(7,577,477) Futures contracts $165,417,574
Equity contracts ..............
Written options 328,998,601 Written options (23,558,500)
Total ....................... $321,421,124 $141,859,074
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
OneTrust LLC, C ..... $ 12,730,065 $ — $ — $ — $ —
a
$ —
a
—
a
$ —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $12,730,065 $— $— $— $— $— $—
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Endo, Inc. .......... — 78,869,792
b
— — 35,390,733 114,260,525 4,484,322 —
Endo, Inc., Escrow
Account ......... — — (3,757,016) 3,757,016 — — 307,256,000 —
Total Affiliated Securities
(Value is 0.2% of Net
Assets) .......... $— $78,869,792 $(3,757,016) $3,757,016 $35,390,733 $114,260,525 $—
9. Other Derivative Information
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended September 30, 2024, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
a
As of September 30, 2024, no longer an affiliate.
b
May include accretion, amortization, and/or other cost basis adjustments.
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 369,630,000 $ — $ — $ 369,630,000
Automobiles .......................... 353,200,500 — — 353,200,500
Banks ............................... 6,825,000 — — 6,825,000
Biotechnology ......................... 264,034,250 54,073,875 — 318,108,125
Broadline Retail ....................... 2,273,692,000 — — 2,273,692,000
Capital Markets ........................ 362,248,250 — — 362,248,250
Communications Equipment .............. 107,469,600 — — 107,469,600
Construction & Engineering ............... 208,705,000 — — 208,705,000
Diversified Consumer Services ............ 28,202,000 — — 28,202,000
Electrical Equipment .................... 9,949,000 — — 9,949,000
10. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ 90,972,000 $ 47,922,883 $ — $ 138,894,883
Energy Equipment & Services ............. 93,807,500 — — 93,807,500
Entertainment ......................... 53,890,000 — — 53,890,000
Financial Services ...................... 1,114,410,000 — — 1,114,410,000
Ground Transportation .................. 225,480,000 — — 225,480,000
Health Care Equipment & Supplies ......... 882,839,500 — — 882,839,500
Health Care Providers & Services .......... 157,861,000 — — 157,861,000
Health Care Technology ................. 10,493,500 49,240,948 — 59,734,448
Hotels, Restaurants & Leisure ............. 305,575,800 — — 305,575,800
Interactive Media & Services .............. 2,305,830,000 — — 2,305,830,000
IT Services ........................... 452,099,249 — — 452,099,249
Life Sciences Tools & Services ............ 830,750,920 — — 830,750,920
Media ............................... 10,965,000 — — 10,965,000
Pharmaceuticals ....................... 758,224,750 — — 758,224,750
Professional Services ................... 26,796,000 — — 26,796,000
Semiconductors & Semiconductor Equipment . 6,495,015,000 131,963,826 — 6,626,978,826
Software ............................. 6,508,374,286 — — 6,508,374,286
Technology Hardware, Storage & Peripherals . 582,500,000 — — 582,500,000
Trading Companies & Distributors .......... 14,284,000 — — 14,284,000
Warrants ............................... — — —
a
—
Short Term Investments ................... 240,094,622 — — 240,094,622
Total Investments in Securities ........... $25,144,218,727 $283,201,532
b
$— $25,427,420,259
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 824,633,477 — — 824,633,477
Beverages ........................... 458,991,793 — — 458,991,793
Biotechnology ......................... 347,740,545 — — 347,740,545
Broadline Retail ....................... 845,774,975 — — 845,774,975
Building Products ...................... 384,791,776 — — 384,791,776
Capital Markets ........................ 913,837,960 — — 913,837,960
Chemicals ........................... 608,983,203 — — 608,983,203
Commercial Services & Supplies ........... 123,877,911 — — 123,877,911
Construction Materials .................. 179,989,185 — — 179,989,185
Consumer Staples Distribution & Retail ...... 224,687,608 — — 224,687,608
Electric Utilities ........................ 216,011,850 — — 216,011,850
Electrical Equipment .................... 261,057,372 — — 261,057,372
Electronic Equipment, Instruments &
Components ........................ 321,410,171 — — 321,410,171
Financial Services ...................... 754,191,073 — — 754,191,073
Ground Transportation .................. 586,471,718 — — 586,471,718
Health Care Equipment & Supplies ......... 720,234,196 — — 720,234,196
Health Care Providers & Services .......... 258,729,670 — — 258,729,670
Health Care Technology ................. 85,797,584 — — 85,797,584
Hotels, Restaurants & Leisure ............. 333,949,108 — — 333,949,108
Industrial REITs ....................... 106,188,852 — — 106,188,852
Interactive Media & Services .............. 742,647,503 — — 742,647,503
IT Services ........................... 350,714,507 — 31,148,647 381,863,154
Life Sciences Tools & Services ............ 1,029,655,694 — — 1,029,655,694
Machinery ............................ 703,157,040 — — 703,157,040
Pharmaceuticals ....................... 568,735,770 — — 568,735,770
12. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Professional Services ................... $ 76,876,120 $ — $ — $ 76,876,120
Semiconductors & Semiconductor Equipment . 2,477,493,771 — — 2,477,493,771
Software ............................. 3,246,300,723 — 23,735,324 3,270,036,047
Technology Hardware, Storage & Peripherals . 764,191,769 — — 764,191,769
Textiles, Apparel & Luxury Goods .......... 155,366,182 — — 155,366,182
Trading Companies & Distributors .......... 186,071,454 — — 186,071,454
Water Utilities ......................... 84,814,374 — — 84,814,374
Convertible Preferred Stocks ................ — — 117,490,067 117,490,067
Preferred Stocks ......................... — 133,572,335 — 133,572,335
Short Term Investments ................... 135,466,860 — — 135,466,860
Total Investments in Securities ........... $19,078,841,794 $133,572,335
c
$172,374,038 $19,384,788,167
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 997,842,000 — — 997,842,000
Air Freight & Logistics ................... 204,510,000 — — 204,510,000
Banks ............................... 1,395,910,209 — — 1,395,910,209
Beverages ........................... 1,065,830,000 — — 1,065,830,000
Biotechnology ......................... 161,105,000 — — 161,105,000
Chemicals ........................... 555,480,000 — — 555,480,000
Communications Equipment .............. 393,561,900 — — 393,561,900
Containers & Packaging ................. 48,850,000 — — 48,850,000
Diversified Telecommunication Services ..... 224,550,000 — — 224,550,000
Electric Utilities ........................ 2,196,748,417 — — 2,196,748,417
Energy Equipment & Services ............. 101,675,000 — — 101,675,000
Ground Transportation .................. 431,340,000 — — 431,340,000
Health Care Equipment & Supplies ......... 237,065,000 — — 237,065,000
Health Care Providers & Services .......... 314,400,000 — — 314,400,000
Household Products .................... 866,000,000 — — 866,000,000
Industrial Conglomerates ................ 310,065,000 — — 310,065,000
IT Services ........................... 165,810,000 — — 165,810,000
Machinery ............................ 78,621,000 — — 78,621,000
Media ............................... 167,080,000 — — 167,080,000
Metals & Mining ....................... 249,095,000 70,533,101 — 319,628,101
Multi-Utilities .......................... 539,840,000 — — 539,840,000
Oil, Gas & Consumable Fuels ............. 2,908,631,460 — — 2,908,631,460
Pharmaceuticals ....................... 2,081,620,525 — — 2,081,620,525
Semiconductors & Semiconductor Equipment . 144,791,500 — — 144,791,500
Specialty Retail ........................ 603,059,160 — — 603,059,160
Technology Hardware, Storage & Peripherals . 877,196 — — 877,196
Tobacco ............................. 364,200,000 — — 364,200,000
Management Investment Companies :
Capital Markets ........................ 91,974,965 — 265,381,931 357,356,896
Equity-Linked Securities ................... — 14,569,948,433 — 14,569,948,433
Convertible Preferred Stocks :
Chemicals ........................... 247,500,000 — — 247,500,000
Electric Utilities ........................ 138,625,000 — — 138,625,000
12. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
Convertible Preferred Stocks:
Financial Services ...................... $ — $ 52,152,000 $ — $ 52,152,000
Preferred Stocks ......................... 17,120,000 — — 17,120,000
Convertible Bonds ....................... — 52,325,000 — 52,325,000
Corporate Bonds ........................ — 34,288,448,565 — 34,288,448,565
Senior Floating Rate Interests ............... — 34,971,825 — 34,971,825
U.S. Government and Agency Securities ....... — 7,012,569,337 — 7,012,569,337
Asset-Backed Securities ................... — 102,870,820 — 102,870,820
Mortgage-Backed Securities ................ — 971,004,839 — 971,004,839
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 475,431,275 — — 475,431,275
Total Investments in Securities ........... $17,779,209,607 $57,154,823,920
d
$265,381,931 $75,199,415,458
Liabilities:
Other Financial Instruments:
Options Written .......................... $57,067,500 $— $— $57,067,500
Total Other Financial Instruments ......... $57,067,500 $— $— $57,067,500
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... — 82,355,645 — 82,355,645
Mortgage-Backed Securities ................ — 2,260,750,561 — 2,260,750,561
Short Term Investments ................... 36,624,604 — — 36,624,604
Total Investments in Securities ........... $36,624,604 $2,343,106,206 $— $2,379,730,810
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Construction & Engineering ............... 2,942,820 — — 2,942,820
Electric Utilities ........................ 3,897,821,905 — — 3,897,821,905
Gas Utilities .......................... 97,894,203 — — 97,894,203
Independent Power and Renewable Electricity
Producers .......................... 361,894,000 94,714,290 — 456,608,290
Multi-Utilities .......................... 1,669,130,166 237,143,816 — 1,906,273,982
Oil, Gas & Consumable Fuels ............. 254,901,000 — — 254,901,000
Water Utilities ......................... 34,713,000 28,042,738 — 62,755,738
Short Term Investments ................... 31,088,886 — — 31,088,886
Total Investments in Securities ........... $6,350,385,980 $359,900,844
f
$— $6,710,286,824
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $283,201,532, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $133,572,335, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $70,533,101, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Schedule of Investments.
f
Includes foreign securities valued at $359,900,844, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
12. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements

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Annual Report
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
BDC
Business Development Company
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Custodian Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Custodian Funds and Shareholders of Franklin DynaTech Fund, Franklin Growth Fund,
Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities
Fund (constituting Franklin Custodian Funds, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30,
2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the five years in the period ended September 30,2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
November 18, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Custodian Funds
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) — $1,078,333,464 —
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $69,118,408 $126,741,754 $477,312,301
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $78,937,949 $144,676,665 $532,267,511
Qualified Net Interest Income (QII) §871(k)(1)(C) — — $2,179,170,594
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) — $970,566 —
Qualified Business Income Dividends Earned §199A — $779,631 —
Section 163(j) Interest Dividends Earned §163(j) — — $2,499,701,498
Interest Earned from Federal Obligations Note (1) — — $342,730,867
Pursuant to:
Franklin U.S.
Government
Securities Fund
Franklin Utilities
Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) — $234,658,907
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) — $186,967,714
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) — $200,895,696
Qualified Net Interest Income (QII) §871(k)(1)(C) $80,578,089 —
Section 163(j) Interest Dividends Earned §163(j) $80,578,089 —
Interest Earned from Federal Obligations Note (1) $1,710,101 —

Franklin Custodian Funds

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Annual Report
FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
(each a Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Custodian Funds (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds
were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Custodian Funds

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Annual Report
of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board further reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin DynaTech Fund - The Performance Universe for the Fund included the Fund and all retail and institutional multi-
cap growth funds. The Board noted that the Fund’s annualized total return for the one-, five- and 10-year periods was above the median and in the first (best) and second quintiles of its Performance Universe, but for the three-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin Custodian Funds

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Franklin Growth Fund - The Performance Universe for the Fund included the Fund and all retail and institutional multi-
cap growth funds. The Board noted that the Fund’s annualized total return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The
Board further noted that the annualized total return for the one-year period was 27.66%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income Fund and Franklin Utilities Fund - The Performance Universe for the Franklin Income Fund included the
Fund and all retail and institutional flexible portfolio funds. The Performance Universe for the Franklin Utilities Fund included the Fund and all retail and institutional utility funds. The Board noted that each Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its respective Performance Universe and, for the Franklin Income
Fund, in the first quintile (best). The Board also noted that each Fund’s annualized total return for the three-, five- and 10-year periods was above the median of its respective Performance Universe, but for the one-year period was below the median of its respective Performance Universe. The Board further noted management’s view regarding the income-related attributes of each Fund (e.g., a fund’s investment objective) as set forth in each Fund’s registration statement and that the evaluation of each Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that each Fund’s performance was satisfactory.
Franklin U.S. Government Securities Fund - The Performance Universe for the Fund included the Fund and all retail and institutional Government National Mortgage Association (Ginnie Mae) funds. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board further noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, but for the one-, five- and 10-year periods was below the median of its Performance Universe. The Board also noted the Fund’s conservative policy of investing substantially all of its assets in Ginnie Mae obligations and that, although below the median, the Fund had a positive annualized income return of 3.15% and a positive annualized total return of 4.37% for the one-year period. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Franklin DynaTech Fund and Franklin Growth Fund and for each other fund in the applicable Expense Group. The actual expense ratio was shown for
Class A1 shares for the Franklin Income Fund and for Class A shares and Class M shares for the other funds in the Fund’s
Expense Group. The actual total expense ratio was shown for Class A1 shares for the Franklin U.S. Government Securities
Fund and Franklin Utilities Fund and for Class A shares for each other fund in the applicable Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

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Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund and Franklin Utilities Fund - The Expense Group
for the Franklin DynaTech Fund included the Fund and 14 other multi-cap growth funds. The Expense Group for the Franklin
Growth Fund included the Fund and 12 other multi-cap growth funds. The Expense Group for the Franklin Income Fund included the Fund and 12 other flexible portfolio funds. The Expense Group for the Franklin Utilities Fund included the Fund and six other utility funds. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians and in the first quintile (least expensive) of their respective Expense Groups. The Board concluded that the
Management Rates charged to the Funds are reasonable.
Franklin U.S. Government Securities Fund - The Expense Group for the Fund included the Fund, three other Ginnie
Mae funds and four US mortgage funds. The Board noted that the Management Rate for the Fund was essentially equal to the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was below the median and in the first quintile (least expensive) of its Expense Group. The Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board further noted that the Franklin DynaTech Fund and

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Franklin Growth Fund experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by the
Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

FCF-AFSOI 11/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	November 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	November 27, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	November 27, 2024